As filed with the Securities and Exchange Commission on March 13, 2008

1933 Act No.: 333-149134

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

 (Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

5 Tower Bridge

300 Barr Harbor Drive, Suite 300

West Conshohocken, PA 19428

(Address of Principal Executive Offices)        (Zip Code)

(212) 345-6531

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc

1735 Market Street, 37th Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Shares of Beneficial Interest, no par value.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon such Rule, no filing fee is being paid at this time.

ABERDEEN FUNDS

FORM N-14

CROSS REFERENCE SHEET

Item No.		Heading

Part A

1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3.	Fee Table, Synopsis Information and Risk Factors	Summary

4.	Information About the Transaction	Reasons for the Transaction; Information About the Transaction and the Plan

5.	Information About the Registrant	Summary; Comparison of Nationwide Funds and Aberdeen Funds; More Information About the Funds

6.	Information About the Company Being Acquired	Summary; Comparison of Nationwide Funds and Aberdeen Funds; More Information About the Funds

7.	Voting Information	Voting Information

8.	Interest of Certain Persons and Experts	Not Applicable

9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	Additional Information About the Registrant	Incorporation of Documents by Reference into Statement

13.	Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into Statement

14.	Financial Statements	Pro Forma Financial Information

Part C

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

March 14, 2008

Re: Shareholder Vote on Aberdeen Proposal

Dear Valued Fund Shareholder:

We recently told you about our proposal with Aberdeen Asset Management Inc. to reorganize several series of Nationwide FundsSM into newly created Aberdeen funds with similar investment objectives and policies. The proposal has been approved by the boards of both mutual fund companies, subject to a vote of each fund's shareholders. Your vote is critical to ensuring a smooth transition, and we are counting on you as a fund shareholder to cast your vote.

The boards believe that the proposal is in the best interests of fund shareholders. The proposal is not expected to result in a change in the level or quality of services the funds currently receive.

Please take a moment to review the enclosed proxy materials and cast your vote.

If you have any questions about the proposal, please call 1-866-745-0266. Thank you in advance for your help.

Sincerely,

  Mark Thresher
  President & COO
  Nationwide Financial Services

Please take a moment now to cast your vote using one of these options:

  1.  Vote by touch-tone phone. You may cast your vote by telephone by calling the toll-free number found on the enclosed proxy ballot(s).

  2.  Vote via the Internet. You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

  3.  Vote by mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided. Please allow enough time so that your vote will be received no later than May 5, 2008.

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 1-800-848-0920 to request a prospectus, or download a prospectus at nationwidefunds.com.

Please read it carefully before investing any money.

Mutual fund investing involves risk, including loss of principal.

Nationwide, the Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.

Aberdeen Asset Management Inc. ("AAMI") is a wholly owned subsidiary of UK-listed Aberdeen Asset Management PLC, an independent asset management company. Nationwide Fund Distributers LLC is not affiliated with AAMI.

Nationwide Fund Advisors is the investment adviser to the Nationwide Funds. Nationwide Funds are distributed by Nationwide Fund Distributors LLC, Member FINRA, 1200 River Road, Suite 1000, Conshohocken, Pa. 19428.

Nationwide Fund Advisors and Nationwide Fund Distributors LLC are wholly owned subsidiaries of Nationwide Financial Services, Inc. Nationwide Financial Services is an affiliate of Nationwide Mutual Insurance Company.

2

NATIONWIDE MUTUAL FUNDS

1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428
(800) 848-0920

Nationwide China Opportunities Fund

Nationwide Emerging Markets Fund

Nationwide Global Financial Services Fund

Nationwide Health Sciences Fund

Nationwide Natural Resources Fund

Nationwide Technology and Communications Fund

Nationwide Global Utilities Fund

Nationwide Hedged Core Equity Fund

Nationwide International Growth Fund

Nationwide Leaders Fund

Nationwide Market Neutral Fund

Nationwide Mid Cap Growth Leaders Fund

Nationwide Optimal Allocations Fund: Defensive

Nationwide Optimal Allocations Fund: Growth

Nationwide Optimal Allocations Fund: Moderate

Nationwide Optimal Allocations Fund: Moderate Growth

Nationwide Optimal Allocations Fund: Specialty

Nationwide Small Cap Core Fund

Nationwide Small Cap Fund

Nationwide Small Cap Growth Opportunities Fund

Nationwide Small Cap Leaders Fund

Nationwide Small Cap Value Fund

Nationwide Tax-Free Income Fund

Nationwide U.S. Growth Leaders Fund

Nationwide U.S. Growth Leaders Long-Short Fund

Nationwide Worldwide Leaders Fund

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a Notice, Combined Proxy Statement/Prospectus (the "Proxy Statement/Prospectus"), and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the "Meeting") relating to the series listed above (singly, a "Nationwide Fund," and collectively, the "Nationwide Funds") of Nationwide Mutual Funds ("Nationwide"). The Meeting is scheduled for May 5, 2008 at 9:00 a.m., Eastern Time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. The purpose of the Meeting is to vote on an important proposal that affects the Nationwide Funds and your investment in the Nationwide Funds.

You are being requested to approve the reorganization of your Nationwide Fund into a newly created fund of the Aberdeen Funds (the "Reorganization"). On November 9, 2007, at a special meeting, the Board of Trustees of Nationwide (the "Nationwide Board") considered and approved the Agreement and Plan of Reorganization (the "Plan"). In addition, the Board of Trustees of the Aberdeen Funds considered and approved the Plan on December 12, 2007.

Pursuant to the Plan, your Nationwide Fund will be reorganized with and into a corresponding, newly-created series of Aberdeen Funds (each an "Aberdeen Fund"). Under the Plan, each Nationwide Fund will transfer all of its assets and liabilities to its corresponding Aberdeen Fund in exchange for shares of the Aberdeen Fund. The total value of the shares held by a shareholder of a Nationwide Fund immediately prior to the Reorganization will be equal to the total value of the shares that a shareholder will receive from its corresponding Aberdeen Fund. If approved, upon completion of the Reorganization, you will become a shareholder of an Aberdeen Fund and Aberdeen will serve as investment adviser to your Aberdeen Fund with the same portfolio managers (except for the Nationwide Tax-Free Income Fund) who currently manage your Nationwide Fund. The portfolio managers will continue to do so using substantially similar investment objectives and investment strategies that are currently in place for your Nationwide Fund. There are differences between certain Nationwide Funds and their corresponding Aberdeen Funds that are discussed in more detail in the Proxy Statement/Prospectus. See "Summary – How do the investment objectives and investment strategies of each Nationwide Fund and its corresponding Aberdeen Fund compare?"

Details of the proposal are included in the attached Proxy Statement/Prospectus (the "Proposal"). The Proposal is not expected to result in a change in the level or quality of services that shareholders currently receive. In addition, the Proposal should not result in a significant increase in net annual fund operating fees and expenses paid by shareholders involved in the Reorganization. Aberdeen Asset Management, Inc. ("Aberdeen Inc.") has agreed for a two year period to cap expenses. However, certain exclusions to the expense cap that currently apply to the Nationwide Funds will continue to apply to the Aberdeen Funds, and an increase in expenses could result from an increase in expenses excluded from the cap. The Nationwide Funds, the shareholders of the Nationwide Funds, and the Aberdeen Funds will not pay any fees or expenses associated with the Reorganization as Nationwide Financial Services, Inc. ("Nationwide Financial") and Aberdeen Inc. have agreed to bear equally the expenses of the Reorganization. The Reorganization is expected to be a tax-free transaction for federal income tax purposes (although there can be no assurances that the Internal Revenue Service will adopt a similar position).

The Proposal has been carefully reviewed by the Nationwide Board. The Nationwide Board believes that the Proposal is in the best interests of shareholders of the Nationwide Funds. The Nationwide Board unanimously recommends that you vote FOR the Proposal. Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly. To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package. Be sure to sign and date the card(s) before mailing them in the postage-paid envelope. You also may vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions. Your vote is extremely important, no matter how large or small your holdings may be. It is important that your vote be received by the date of the Meeting.

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with Nationwide, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call The Altman Group, Nationwide's proxy agent, toll-free at 1-866-745-0266. You may also receive a telephone call from one of The Altman Group's proxy solicitation agents asking you to vote your shares. Thank you for your participation in this important initiative.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.

2

NATIONWIDE MUTUAL FUNDS

1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428
(800) 848-0920

Nationwide China Opportunities Fund

Nationwide Emerging Markets Fund

Nationwide Global Financial Services Fund

Nationwide Health Sciences Fund

Nationwide Natural Resources Fund

Nationwide Technology and Communications Fund

Nationwide Global Utilities Fund

Nationwide Hedged Core Equity Fund

Nationwide International Growth Fund

Nationwide Leaders Fund

Nationwide Market Neutral Fund

Nationwide Mid Cap Growth Leaders Fund

Nationwide Optimal Allocations Fund: Defensive

Nationwide Optimal Allocations Fund: Growth

Nationwide Optimal Allocations Fund: Moderate

Nationwide Optimal Allocations Fund: Moderate Growth

Nationwide Optimal Allocations Fund: Specialty

Nationwide Small Cap Core Fund

Nationwide Small Cap Fund

Nationwide Small Cap Growth Opportunities Fund

Nationwide Small Cap Leaders Fund

Nationwide Small Cap Value Fund

Nationwide Tax-Free Income Fund

Nationwide U.S. Growth Leaders Fund

Nationwide U.S. Growth Leaders Long-Short Fund

Nationwide Worldwide Leaders Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Dear Shareholder:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the series listed above (singly, a "Nationwide Fund," and collectively, the "Nationwide Funds") of Nationwide Mutual Funds, a Delaware statutory trust ("Nationwide"), will be held on May 5, 2008 at 9:00 a.m., Eastern Time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. The purpose of the Meeting is to consider and act on the proposal (the "Proposal") to approve an Agreement and Plan of Reorganization between Nationwide, on behalf of the Nationwide Funds, and Aberdeen Funds, on behalf of the corresponding, newly-organized funds of Aberdeen Funds.

The enclosed materials provide additional information about the Proposal. Shareholders of record of each Nationwide Fund as of the close of business on February 29, 2008 are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Whether or not you plan to attend the Meeting in person, please vote your shares.

The enclosed Q&A is provided to assist you in understanding the Proposal. The Proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

The Board of Trustees of Nationwide unanimously recommends that you vote in favor of the Proposal

  By Order of the Board of Trustees of Nationwide,

  Eric E. Miller,
  Secretary

March 14, 2008

Your vote is important. In order to avoid the expense of additional solicitations, we urge you to complete, sign, date and return the enclosed proxy card(s) or voting instruction form as soon as possible. For your convenience, the enclosed addressed envelope requires no postage.

NATIONWIDE MUTUAL FUNDS
ABERDEEN FUNDS

March 14, 2008

Questions & Answers

For Shareholders of Nationwide Mutual Funds:

The following questions and answers provide an overview of the proposal to reorganize certain funds of Nationwide Mutual Funds ("Nationwide Funds") into corresponding funds offered by the Aberdeen Funds ("Aberdeen Funds"). We encourage you to read the full text of the enclosed combined proxy statement/prospectus (the "Proxy Statement/Prospectus").

Q:  What are Nationwide Funds shareholders being asked to vote upon?

A:  Nationwide Funds' shareholders are being asked in the Proxy Statement/Prospectus to consider and approve an Agreement and Plan of Reorganization dated as of March 14, 2008 (the "Plan") under which certain Nationwide Funds would reorganize (the "Reorganization") into corresponding portfolios of Aberdeen Funds (each an "Aberdeen Fund"). If approved, shareholders of the Nationwide Funds covered by the Proxy Statement/Prospectus would become shareholders of the corresponding Aberdeen Fund.

Q:  How are the Nationwide Funds proposed to be reorganized?

A:  The Plan for the Nationwide Funds that was approved by the Board of Trustees of Nationwide Funds (the "Nationwide Board") contemplates the Reorganization of each Nationwide Fund listed below into its corresponding Aberdeen Fund, which has substantially similar investment objectives and policies. (See "Are there any significant differences between the investment objectives and policies of the Nationwide Funds and the Aberdeen Funds?" below for a discussion of certain differences.) Under the Plan, the share classes listed below of each Nationwide Fund will be reorganized into the corresponding share classes of the Aberdeen Fund. If approved, shareholders of the Nationwide Funds below will receive shares of the corresponding Aberdeen Funds in the same class they currently hold at Nationwide Funds.

Nationwide Funds	Aberdeen Funds
Nationwide China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Emerging Markets Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Developing Markets Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Funds	Aberdeen Funds
Nationwide Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide International Growth Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen International Equity Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Equity Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Mid Cap Growth Leaders Fund A, B, C, D, R Institutional Class Institutional Service Class	Aberdeen Select Mid Cap Growth Fund A, B, C, D, R Institutional Class Institutional Service Class

Nationwide Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class

Nationwide Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class

Nationwide Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class

Nationwide Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class

Nationwide Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class

Nationwide Small Cap Core Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Opportunities Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Small Cap Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Small Cap Growth Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Growth Fund A, B, C, R Institutional Class Institutional Service Class

2

Nationwide Funds	Aberdeen Funds
Nationwide Small Cap Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Small Cap Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Tax-Free Income Fund A, B, C, D, X, Y	Aberdeen Tax-Free Income Fund A, B, C, D, X, Y

Nationwide U.S. Growth Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Growth Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide U.S. Growth Leaders Long-Short Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Equity Long-Short Fund A, B, C, R Institutional Class Institutional Service Class

Nationwide Worldwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Worldwide Fund A, B, C, R Institutional Class Institutional Service Class

If the Reorganization is approved by shareholders, Nationwide Fund shareholders who do not wish to have their Nationwide Fund shares exchanged for shares of the corresponding Aberdeen Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them, unless you are a tax-exempt investor. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Q.  Why has the Reorganization of the Nationwide Funds into the Aberdeen Funds been recommended?

A:  In connection with the restructuring of Nationwide Fund Advisors ("NFA"), which included the sale of NFA's active equity portfolio management business and personnel to Aberdeen Asset Management Inc. ("Aberdeen Inc.") on October 1, 2007, Nationwide also entered into the Plan with Aberdeen that provides that each of the Nationwide Funds be reorganized into corresponding newly organized funds of the Aberdeen Funds. The Aberdeen Funds (except for the Aberdeen Tax-Free Income Fund) are expected to be managed by the same portfolio managers who are former NFA employees and became Aberdeen Inc. employees. For the Nationwide Funds that already were subadvised, no change has occurred since October 1, 2007. In addition, given the current distribution channels of the Nationwide Funds, NFA was concerned about the long-term growth prospects of the Nationwide Funds and believes the distribution network of Aberdeen Inc. and its affiliates may offer additional growth potential for these Funds.

At a meeting held on November 9, 2007, the Nationwide Board reviewed and considered, with the assistance of independent legal counsel, the Plan and a number of factors relating to the Aberdeen Funds and Aberdeen Inc., the investment adviser to the Aberdeen Funds. The Nationwide Board determined that the Reorganization of each Nationwide Fund into a corresponding fund of Aberdeen Funds is in the best interest of the shareholders of each of the Nationwide Funds and that no dilution of value would result to Nationwide Funds' shareholders from the Reorganization. The Nationwide Board recommends that shareholders of the Nationwide Funds vote to approve the Plan.

Q:  What is the anticipated timing of the Reorganization?

A:  The special meeting of shareholders to consider the proposal is scheduled to occur on May 5, 2008. If all necessary approvals are obtained, the proposed Reorganization will likely take place immediately before the opening of business on May 12, 2008.

3

Q:  Who will receive the Proxy/Prospectus material?

A:  The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in the Nationwide Funds on February 29, 2008. Please note that in some cases record ownership of and/or voting authority over Nationwide Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/Prospectus.

Q:  What are the costs and federal tax implications to shareholders in connection with the proposed Reorganization?

A:  Neither Nationwide Funds nor Aberdeen Funds will bear any direct fees or expenses in connection with the Reorganization. Under the Plan, Nationwide Financial Services Inc. and Aberdeen Inc. have agreed to pay all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan whether or not the transactions contemplated are concluded. In addition, Aberdeen Inc. has agreed to maintain for a two-year period from the closing of the Reorganization the current fee waivers and expense limitations (including certain exclusions from Nationwide Fund's current fee waivers and expense limitations). The former shareholders of the Nationwide Funds should experience no significant increase in net annual fund operating fees and expenses for at least two years following the date of the consummation of the transaction which is expected to occur during the second quarter of 2008.

No sales charge will be imposed on the shares of the Aberdeen Funds issued to you in the Reorganization, which means that the aggregate value of Aberdeen Fund shares issued to you will be equal to the aggregate value of the Nationwide Fund shares that you own immediately prior to the Reorganization. In addition, the Reorganization is intended to be tax-free under federal tax law (although there can be no assurance that the Internal Revenue Service will adopt a similar position). However, immediately prior to the Reorganization, each Nationwide Fund will declare and pay a final distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of the Reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by a Nationwide Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution it makes before the Reorganization. In addition, although each Nationwide Fund has substantially similar investment objectives and principal strategies to the corresponding Aberdeen Fund, some portion of a Nationwide Fund's securities holdings may be sold prior to or immediately following the Reorganization. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Nationwide Funds or the Aberdeen Funds realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds will also involve brokerage and other transactional costs.

Q:  Are there any significant differences between the investment objectives and policies of the Nationwide Funds and the Aberdeen Funds?

A:  Except for the Nationwide Hedged Core Equity Fund and Nationwide U.S. Growth Leaders Fund, each Aberdeen Fund has substantially similar investment objectives, policies and restrictions as its corresponding Nationwide Fund. Each Aberdeen Fund has been created for the purpose of acquiring the assets and liabilities of its corresponding Nationwide Fund. In addition, although certain Aberdeen Funds have different Fund names, their investment objectives and policies are substantially similar to those of their corresponding Nationwide Fund.

The Aberdeen Hedged Core Equity Fund will have an allocation of 100-130% in long positions and 0-30% in short sales as a percentage of net assets which will generally result in a target net (i.e., combined long and short) equity exposure position of 100%. In comparison, the Nationwide Hedged Core Equity Fund targets an allocation of 80-100% in long positions and 30-35% in short sales as a percentage of net assets which generally results in a target net (i.e., combined long and short) position of 65%. The Aberdeen Select Growth Fund, unlike the Nationwide U.S. Growth Leaders Fund, will not invest 25% or more of its net assets in a group of companies in software and related technology industries.

Q:  Are there any significant differences between the sales charges, redemption fees or annual fund operating expenses of the Nationwide Funds and the Aberdeen Funds?

A:  Generally, the sales charge and redemption fee structure for the Nationwide Funds and Aberdeen Funds are substantially similar. With respect to the operating expenses for the Aberdeen Funds, Aberdeen Inc. has agreed for a two year period following the closing of the Reorganization to cap expenses for the Aberdeen Funds at the net expense ratio of the corresponding Nationwide Funds as of October 31, 2007 (the "Fee Cap"), which will include the effect of the expense limitations and fee waivers (along with the exclusions from such waivers and limitations) that the Nationwide Funds have in place at the time. The Aberdeen Funds will not pay more than the Fee Cap (excluding increases resulting from exclusions from such waivers and limitations) for a two year period following the closing of the Reorganization and, therefore, shareholders should experience no significant increase in net annual fund operating fees and expenses for at least two years following the closing of the Reorganization.

4

In addition the Aberdeen Funds have eliminated the performance fee structure from the corresponding Aberdeen Fund's investment advisory fee for the Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide International Growth Fund, Nationwide Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund ("Performance Fee Funds") and intends to use the current base advisory fees of the Performance Fee Funds as the fees for the corresponding Aberdeen Fund with no adjustment for performance. The elimination of the performance fee structure could result in Aberdeen Inc. receiving either a lower or higher advisory fee than it would be entitled to if the performance fee structure was continued. The Aberdeen Tax Fee Income Fund's contractual advisory fee is also lower than the Nationwide Tax-Free Income Fund.

Q:  Will there be any changes in investment advisers?

A:  Generally, except for the Nationwide Tax-Free Income Fund, the portfolio managers who provide day-to-day portfolio management to the Nationwide Funds will continue after the Reorganization to provide day-to-day portfolio management to the Aberdeen Funds. Since October 1, 2007, the portfolio managers who were providing day-to-day portfolio management to your Nationwide Funds as employees of NFA have been providing day-to-day portfolio management as employees of Aberdeen Inc., which is serving as a subadviser to the applicable Nationwide Funds. In addition, the current subadvisers to certain Nationwide Funds, Gartmore Global Partners, NorthPointe Capital LLC and Security Investors, LLC will serve as subadvisers to the corresponding Aberdeen Funds. The Aberdeen Tax-Free Income Fund, unlike its Reorganization counterpart, the Nationwide Tax-Free Income Fund will be subadvised by Credit Suisse Asset Management, LLC. In addition, Aberdeen Inc. has hired Aberdeen Asset Management Investment Services Limited ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL"), both affiliates of Aberdeen Inc., as subadvisers to assist Aberdeen Inc. in its oversight of the Aberdeen Funds that will be subadvised by Gartmore Global Partners: Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Global Utilities Fund, Aberdeen International Equity Fund and Aberdeen Select Worldwide Fund ("Aberdeen International Funds"). Gartmore Global Partners will continue to manage all the assets of the Aberdeen International Funds. AAMISL and AAMAL will not currently be allocated any portion of the Aberdeen International Funds to manage and will not receive a fee for the assistance that they provide to Aberdeen Inc. in oversight of the Aberdeen International Funds. The Proxy Statement/Prospectus contains further information about the addition of subadvisers for the Aberdeen Tax-Free Income Fund and Aberdeen International Funds.

5

COMBINED PROXY STATEMENT/PROSPECTUS

Dated March 14, 2008

This combined proxy statement/prospectus (the "Proxy Statement/Prospectus") solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") relating to the series listed below, (singly, a "Nationwide Fund" and collectively, the "Nationwide Funds"), of Nationwide Mutual Funds ("Nationwide"). The Meeting has been called by the Board of Trustees of Nationwide (the "Nationwide Board") to vote on the approval (the "Proposal") of the Agreement and Plan of Reorganization (the "Plan") (as more fully described below) between Nationwide and Aberdeen Funds ("Aberdeen"). Under the Plan, each Nationwide Fund will transfer all of its assets and liabilities to its corresponding newly-organized Aberdeen Fund as listed below (singly, an "Aberdeen Fund" and collectively the "Aberdeen Funds") in exchange for shares of its corresponding Aberdeen Fund.

The Meeting is scheduled for May 5, 2008 at 9:00 a.m., Eastern Time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. The Nationwide Board, on behalf of the Nationwide Funds, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about March 24, 2008.

	Nationwide Mutual Funds 1200 River Road, Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920	Aberdeen Funds 5 Tower Bridge 300 Barr Harbor Drive, Suite 300 West Conshohocken, Pennsylvania 19428 (610) 238-3600
No.*	Acquisition of Substantially all of the Assets and Liabilities of:	By and in Exchange for Shares of:
1.	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
2.	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
3.	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
4.	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
5.	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class

	Nationwide Mutual Funds 1200 River Road, Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920	Aberdeen Funds 5 Tower Bridge 300 Barr Harbor Drive, Suite 300 West Conshohocken, Pennsylvania 19428 (610) 238-3600
No.*	Acquisition of Substantially all of the Assets and Liabilities of:	By and in Exchange for Shares of:
6.	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
7.	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
8.	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
9.	Nationwide International Growth Fund	Aberdeen International Equity Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
10.	Nationwide Leaders Fund	Aberdeen Select Equity Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
11.	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
12.	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class D	Class D
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class

2

	Nationwide Mutual Funds 1200 River Road, Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920	Aberdeen Funds 5 Tower Bridge 300 Barr Harbor Drive, Suite 300 West Conshohocken, Pennsylvania 19428 (610) 238-3600
No.*	Acquisition of Substantially all of the Assets and Liabilities of:	By and in Exchange for Shares of:
13.	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
14.	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
15.	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
16.	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
17.	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
18.	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
19.	Nationwide Small Cap Fund	Aberdeen Small Cap Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class

3

	Nationwide Mutual Funds 1200 River Road, Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920	Aberdeen Funds 5 Tower Bridge 300 Barr Harbor Drive, Suite 300 West Conshohocken, Pennsylvania 19428 (610) 238-3600
No.*	Acquisition of Substantially all of the Assets and Liabilities of:	By and in Exchange for Shares of:
20.	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
21.	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
22.	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
23.	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class D	Class D
	Class X	Class X
	Class Y	Class Y
24.	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
25.	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class
26.	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund
	Class A	Class A
	Class B	Class B
	Class C	Class C
	Class R	Class R
	Institutional Class	Institutional Class
	Institutional Service Class	Institutional Service Class

*  For quick reference to your specific fund throughout this proxy statement/prospectus, please refer to the number(s) of your Nationwide Fund(s).

4

This Proxy Statement/Prospectus gives you information about your investment in a Nationwide Fund and its corresponding Aberdeen Fund and about other matters that you should know before voting and investing. You should retain this Proxy Statement/Prospectus for future reference. A statement of additional information dated March 14, 2008 (the "Statement of Additional Information"), relating to this Proxy Statement/Prospectus, contains more information about the Nationwide Funds and the Aberdeen Funds (each, a "Fund" and collectively, the "Funds") and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference.

The Prospectus of the Aberdeen Funds dated February 7, 2008, as amended to date (the "Aberdeen Funds' Prospectus"), accompanies this Proxy Statement/Prospectus, is incorporated herein by reference and is considered a part of this Proxy Statement/Prospectus. The Aberdeen Funds' Prospectus is intended to provide you with additional information about the Aberdeen Funds. The Aberdeen Funds are newly-organized and currently have no assets (except for legally required seed capital) or liabilities. The Aberdeen Funds have been created in connection with the Plan for the purpose of acquiring the assets and liabilities of the Nationwide Funds and will not commence operations until the date of the reorganization. The Aberdeen Funds do not have any annual or semiannual reports to date.

You can request a free copy of the Statement of Additional Information, the Aberdeen Funds' Prospectus and the Aberdeen Funds' annual or semi-annual report (when they become available), by calling (610) 238-3600 or by writing to: Aberdeen Funds, 5 Tower Bridge, 300 Barr Harbor Drive, Suite 300, West Conshohocken, Pennsylvania 19428.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

5

COMBINED PROXY STATEMENT/PROSPECTUS

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Nationwide Funds are being asked to consider and approve the Plan. The Plan provides for: (i) the acquisition by the Aberdeen Funds of substantially all of the assets and liabilities reflected in a statement of assets and liabilities to be provided at the Closing Date (as defined below) (the "Stated Assets and Liabilities") of the Nationwide Funds in exchange for shares of the Aberdeen Funds; (ii) the pro rata distribution of shares of the Aberdeen Funds to shareholders of the Nationwide Funds; and (iii) the liquidation of the Nationwide Funds. If the shareholders of the Nationwide Funds vote to approve the Plan, as a shareholder of the Nationwide Funds, you will receive Aberdeen Funds' shares equal in total value to, and of the same class as, your investment in the Nationwide Funds. If approved, the Plan will have the effect of reorganizing each of the Nationwide Funds with and into a corresponding Aberdeen Fund, which has substantially similar investment objectives, strategies, and portfolio management, as set forth below. Each Nationwide Fund shareholder will become a shareholder of the corresponding Aberdeen Fund. A copy of the Plan is attached as Exhibit A.

SUMMARY

This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the information contained in the Aberdeen Funds' Prospectus that accompanies this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

At a meeting held on November 9, 2007, the Nationwide Board approved the Plan and recommended that shareholders of the Nationwide Funds approve the Plan. If shareholders of the Nationwide Funds approve the Plan, substantially all of the Nationwide Funds' Stated Assets and Liabilities will be transferred to the Aberdeen Funds in exchange for shares of the Aberdeen Funds. The shares of the Aberdeen Funds received will be equal in value to the assets transferred from the Nationwide Funds. The Aberdeen Funds' shares will then be distributed pro rata to the Nationwide Funds' shareholders and the Nationwide Funds will be liquidated. The proposed reorganization for the Nationwide Funds is referred to in this Proxy Statement/Prospectus as the "Transaction."

The Transaction, if approved for the Nationwide Funds, will result in shares of a Nationwide Fund being exchanged for a corresponding Aberdeen Fund's shares of the same class and equal in value. This means that you will cease to be a shareholder of the Nationwide Fund and will become a shareholder of the Aberdeen Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the "Closing Date"), which is currently expected to be in the second quarter of 2008.

For the reasons set forth below under "Reasons for the Transaction," the Nationwide Board and the Board of Trustees of Aberdeen (the "Aberdeen Board" and collectively with the Nationwide Board, the "Boards") have concluded that the Transaction is in the best interests of the Nationwide Funds and the Aberdeen Funds, respectively. The Nationwide Board has also concluded that no dilution in value would result to the shareholders of the Nationwide Funds as a result of the Transaction. (The Aberdeen Funds have been newly organized in connection with the Transaction and have no shareholders).

What are the general tax consequences of the Transaction?

It is expected that shareholders of each of the Nationwide Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Nationwide Funds for shares of the Aberdeen Funds pursuant to the Transaction (although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position). You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see "Information About the Transaction – What are the tax consequences of the Transaction?"

As a condition to the closing of the Transaction, Nationwide and Aberdeen will receive an opinion from Stradley Ronon Stevens & Young, LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Fund reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

How do the investment objectives and investment strategies of each Nationwide Fund and its corresponding Aberdeen Fund compare?

The following chart states the investment objective of each Nationwide Fund and its corresponding Aberdeen Fund. Each corresponding Aberdeen Fund's investment objective is the same as the Nationwide Fund.

No.	Nationwide Fund	Investment Objective of the Nationwide Fund	Aberdeen Fund	Investment Objective of the Aberdeen Fund
1.	Nationwide China Opportunities Fund	The Fund seeks long-term capital appreciation	Aberdeen China Opportunities Fund	Same as Nationwide Fund.

2.	Nationwide Emerging Markets Fund	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.	Aberdeen Developing Markets Fund	Same as Nationwide Fund.

3.	Nationwide Global Financial Services Fund	The Fund seeks long-term capital growth.	Aberdeen Global Financial Services Fund	Same as Nationwide Fund.

4.	Nationwide Health Sciences Fund	The Fund seeks long-term capital appreciation.	Aberdeen Health Sciences Fund	Same as Nationwide Fund.

5.	Nationwide Natural Resources Fund	The Fund seeks long-term capital growth.	Aberdeen Natural Resources Fund	Same as Nationwide Fund.

6.	Nationwide Technology and Communications Fund	The Fund seeks long-term capital appreciation.	Aberdeen Technology and Communications Fund	Same as Nationwide Fund.

7.	Nationwide Global Utilities Fund	The Fund seeks long-term capital growth.	Aberdeen Global Utilities Fund	Same as Nationwide Fund.

8.	Nationwide Hedged Core Equity Fund	The Fund seeks long-term capital appreciation.	Aberdeen Hedged Core Equity Fund	Same as Nationwide Fund.

9.	Nationwide International Growth Fund	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.	Aberdeen International Equity Fund	Same as Nationwide Fund.

10.	Nationwide Leaders Fund	The Fund seeks a high total return from a concentrated portfolio of U.S. securities.	Aberdeen Select Equity Fund	Same as Nationwide Fund.

11.	Nationwide Market Neutral Fund	The Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.	Aberdeen Market Neutral Fund	Same as Nationwide Fund.

12.	Nationwide Mid Cap Growth Leaders Fund	The Fund seeks long-term capital appreciation.	Aberdeen Select Mid Cap Growth Fund	Same as Nationwide Fund.

13.	Nationwide Optimal Allocations Fund: Defensive	The Fund seeks to maximize total investment return for a given level of risk.	Aberdeen Optimal Allocations Fund: Defensive	Same as Nationwide Fund.

14.	Nationwide Optimal Allocations Fund: Growth	The Fund seeks to maximize total investment return for a given level of risk.	Aberdeen Optimal Allocations Fund: Growth	Same as Nationwide Fund.

15.	Nationwide Optimal Allocations Fund: Moderate	The Fund seeks to maximize total investment return for a given level of risk.	Aberdeen Optimal Allocations Fund: Moderate	Same as Nationwide Fund.

16.	Nationwide Optimal Allocations Fund: Moderate Growth	The Fund seeks to maximize total investment return for a given level of risk.	Aberdeen Optimal Allocations Fund: Moderate Growth	Same as Nationwide Fund.

17.	Nationwide Optimal Allocations Fund: Specialty	The Fund seeks to maximize total investment return for a given level of risk.	Aberdeen Optimal Allocations Fund: Specialty	Same as Nationwide Fund.

No.	Nationwide Fund	Investment Objective of the Nationwide Fund	Aberdeen Fund	Investment Objective of the Aberdeen Fund
18.	Nationwide Small Cap Core Fund	The Fund seeks long-term capital appreciation.	Aberdeen Small Cap Opportunities Fund	Same as Nationwide Fund.

19.	Nationwide Small Cap Fund	The Fund seeks long-term capital appreciation.	Aberdeen Small Cap Fund	Same as Nationwide Fund.

20.	Nationwide Small Cap Growth Opportunities Fund	The Fund seeks long-term capital appreciation.	Aberdeen Small Cap Growth Fund	Same as Nationwide Fund.

21.	Nationwide Small Cap Leaders Fund	The Fund seeks long-term capital appreciation.	Aberdeen Select Small Cap Fund	Same as Nationwide Fund.

22.	Nationwide Small Cap Value Fund	The Fund seeks long-term capital appreciation.	Aberdeen Small Cap Value Fund	Same as Nationwide Fund.

23.	Nationwide Tax-Free Income Fund	The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment grade municipal obligations.	Aberdeen Tax-Free Income Fund	Same as Nationwide Fund.

24.	Nationwide U.S. Growth Leaders Fund	The Fund seeks long-term growth.	Aberdeen Select Growth Fund	Same as Nationwide Fund.

25.	Nationwide U.S. Growth Leaders Long-Short Fund	The Fund seeks long-term capital appreciation.	Aberdeen Equity Long-Short Fund	Same as Nationwide Fund.

26.	Nationwide Worldwide Leaders Fund	The Fund seeks long-term capital growth.	Aberdeen Select Worldwide Fund	Same as Nationwide Fund.

The investment strategies of each Aberdeen Fund are, in general, substantially similar to those of its corresponding Nationwide Fund. The following pages provide the investment strategies of each Nationwide Fund and indicates whether its corresponding Aberdeen Fund has the same investment strategies. If the investment strategies are not the same, the difference is highlighted.

1.  Nationwide China Opportunities Fund/Aberdeen China Opportunities Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by companies located in China (including Hong Kong). A company generally is considered to be located in China if, as determined by a Fund's management:

•  it is organized under the laws of China or Hong Kong or maintains a principal office there;

•  its securities trade principally in China or Hong Kong or

•  it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. The portfolio manager currently believes such companies may be located primarily in Taiwan, Singapore and the United States.

The portfolio manager invests in securities of companies he believes:

•  have the potential to deliver unexpected earnings; and

•  have prospects for earnings growth that the market has underestimated.

Just as importantly, the portfolio manager attempts to avoid companies whose earnings are likely to fall short of expectations.

The portfolio manager assesses the valuation and growth rates both of a particular company and its market. He conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing his own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the market's consensus.

Each Fund may invest without limit in companies of any size, including small-cap and mid-cap companies. Each Fund also may invest in equity-linked notes. For purposes of the Fund's 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities. The Fund also may use derivatives, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The portfolio manager typically sells a security if it appears to no longer offer the potential for unexpected earnings. The portfolio manager specifically monitors:

•  earnings revisions and surprises;

•  stock price performance and

•  any information indicating a change in the industry or franchise assessment of a company.

2.  Nationwide Emerging Markets Fund/Aberdeen Developing Markets Fund

Other than the Aberdeen Fund's use of the term "developing markets" in place of the term "emerging markets," (both terms have the same definition) the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, emerging/developing market countries.

Each Fund emphasizes companies that the portfolio manager believes have the potential to deliver unexpected earnings. The portfolio manager looks for emerging markets that he believes offer the potential for strong economic growth, and tries to avoid emerging markets he believes might be politically or economically unstable. The portfolio manager assesses the valuation and growth rates both of a particular company and of the emerging market where the company is located. The portfolio manager conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing his own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the market's consensus.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The portfolio manager typically sells a security if it appears to no longer offer the potential for unexpected earnings. The portfolio manager specifically monitors:

•  earnings revisions and surprises;

•  stock price performance and

•  any information indicating a change in the industry or franchise assessment of a company.

3.  Nationwide Global Financial Services Fund/Aberdeen Global Financial Services Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in developing/emerging market countries) with business operations in or related to financial services. Under normal market conditions, each Fund will investment significantly (at least 40% – unless market conditions are not deemed favorable by the Adviser in which case a Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. A company that is eligible for investment by a Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. Each Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. Each Fund also concentrates at least 25% of its total assets in at least one or more of the following industry groups:

•  banks and savings and loans;

•  consumer and industrial finance companies;

•  investment banks;

•  insurance brokers;

•  insurance companies;

•  securities brokers and advisers;

•  real estate-related companies and

•  leasing companies.

The portfolio manager aims to provide strong performance by investing in companies that the portfolio manager believes

•  have the potential to deliver unexpected earnings growth and

•  have prospects for earnings growth that the market has underestimated.

Just as importantly, the portfolio manager attempts to avoid companies whose earnings are likely to fall short of expectations.

Each Fund may invest in financial services companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio manager typically sells a security if it no longer offers potential for unexpected earnings growth. The portfolio manager specifically monitors:

•  earnings revisions and surprises;

•  stock price performance and

•  any information indicating a change in the industry or franchise assessment of a company.

4.  Nationwide Health Sciences Fund/Aberdeen Health Sciences Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in developing/emerging market countries) with business operations in or related to health sciences. A company that is eligible for investment by a Fund typically derives at least 50% of its revenues, net income or assets from health sciences. Each Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. Each Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•  biotechnology;

•  health care;

•  medical services and devices;

•  medical supplies and

•  pharmaceuticals.

In analyzing specific companies for possible investment, a Fund's portfolio manager ordinarily looks for several of the following characteristics:

•  above-average per share earnings growth;

•  evidence of positive fundamental change;

•  high return on invested capital;

•  a healthy balance sheet;

•  sound financial and accounting policies and overall financial strength;

•  strong competitive advantages;

•  effective research, product development and marketing;

•  strong management and

•  general operating characteristics that enable the company to compete successfully.

Each Fund may invest in health sciences companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio manager considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

5.  Nationwide Natural Resources Fund/Aberdeen Natural Resources Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies of any size (including those located in developing/emerging market countries) with business operations in or related to activities in natural resources industries. A company that is eligible for investment by a Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

•  participate in the discovery and development of natural resources;

•  own or produce natural resources;

•  engage in the transportation, distribution, or processing of natural resources;

•  contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control;

•  provide related services such as mining, drilling, chemicals and related parts and equipment;

•  provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

•  would have related investment such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

Each Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•  agricultural products;

•  alternative energy sources;

•  base metal production;

•  building materials;

•  chemicals;

•  coal;

•  energy services and technology;

•  environmental services;

•  ferrous and nonferrous metals;

•  forest products;

•  gold and other precious metals;

•  integrated oil;

•  steel and iron ore production;

•  oil and gas exploration and production;

•  paper products and

•  real estate.

The portfolio managers aim to provide strong performance by investing in companies they believe

•  have the potential to deliver unexpected earnings growth and

•  have prospects for earnings growth that the market has underestimated.

Each Fund may invest in natural resources companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio managers maintain a strong selling discipline by:

•  reviewing securities for potential sale if the price reaches a predetermined level,

•  evaluating a security within the context of applicable historic trends and

•  focusing on both economic and specific news about the security.

In pursuing its investment objective, each Fund also may invest in commodity-linked and other derivatives that provide exposure to natural resources. The value of a commodity-linked derivative typically is based on the price movements of the physical commodities to which it is linked or to a commodity index that measures the value of commodities or the commodities markets.

6.  Nationwide Technology and Communications Fund/Aberdeen Technology and Communications Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in developing/emerging market countries) with business operations in or related to technology or communications. A company that is eligible for investment by a Fund typically derives at least 50% of its revenues, net income or assets from the technology or communications sectors. Each Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. Each Fund also concentrates at least 25% of its total assets in at least one or more of the following industry groups:

•  technology or communications hardware and equipment;

•  information technology;

•  software services;

•  technology or communications consulting services;

•  consumer electronics;

•  internet infrastructure;

•  semiconductors and semiconductor equipment;

•  defense technology; and

•  broadcasting.

In analyzing specific companies for possible investment, each Fund's portfolio manager ordinarily looks for several of the following characteristics:

•  above-average per share earnings growth;

•  high return on invested capital;

•  a healthy balance sheet;

•  sound financial and accounting policies and overall financial strength;

•  strong competitive advantages;

•  effective research, product development and marketing;

•  development of new technologies;

•  efficient service and strong management;

•  pricing power;

•  reasonable valuation; and

•  general operating characteristics that enable the company to compete successfully.

Each Fund may invest in technology and communications companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The portfolio manager considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

7.  Nationwide Global Utilities Fund/Aberdeen Global Utilities Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in developing/emerging market countries) with business operations in or related to utilities. Under normal market conditions, each Fund will investment significantly (at least 40% – unless market conditions are not deemed favorable by the adviser in which case a Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Although utility companies traditionally have paid above-average dividends, the Fund instead will invest a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall portfolio that generally combines elements of both value and growth styles.

A company that is eligible for investment by each Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector. Each Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups within this sector:

•  energy sources;

•  utility maintenance services;

•  providers of utility infrastructure;

•  cable television;

•  radio;

•  telecommunications services;

•  transportation services and

•  water and sanitary services.

The portfolio manager aims to provide strong performance by investing in companies that the portfolio manager believes

•  have the potential to deliver unexpected earnings and

•  whose prospects for earnings have been underestimated by the market.

Just as importantly, the portfolio manager attempts to avoid companies whose earnings are likely to fall short of expectations.

The portfolio manager assesses the valuation and growth rates both of a particular company and of its utility sector. The portfolio manager conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing the portfolio manager's own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the market's consensus.

The Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth. The Fund also may use derivatives either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The portfolio manager typically sells a security if it no longer offers potential for unexpected earnings growth. The portfolio manager specifically monitors:

•  earnings revisions and surprises;

•  stock price performance and

•  any information indicating a change in the industry or franchise assessment of a company.

8.  Nationwide Hedged Core Equity Fund/Aberdeen Hedged Core Equity Fund

The Aberdeen Fund's investment strategies are substantially similar except that the Aberdeen Fund's long/short allocation target differs from the Nationwide Fund. The Aberdeen Hedged Core Equity Fund pursues a long/short strategy in which the portfolio manager targets an allocation of 100-130% in long positions and 0-30% in short sales as a percentage of net assets, generally resulting in a target net (i.e., combined long and short) position of 100%. In comparison, the portfolio manager of the Nationwide Fund targets an allocation of 80-100% in long positions and 30-35% in short sales as a percentage of net assets, generally resulting in a target net (i.e., combined long and short) position of 65%. As a result of this difference, shareholders of the Aberdeen Fund may be exposed to greater leverage risk than they were as a shareholder of the Nationwide Fund. (For more information on principal risks, see "Summary – What are the principal risks associated with investments in the Funds?") Other than differences in allocation as described above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund will have both long and short positions in equity securities, primarily common stocks of large-cap companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States.

Each Fund seeks to capitalize on opportunities presented by changing market environments. The investment adviser uses quantitative techniques incorporated into a multi-factor model that seeks to select the highest returning securities and short the weakest returning securities in the current market environment. This model attempts to capitalize on the theory that the financial markets are dynamic and investment opportunities vary over time.

Each Fund attempts to benefit from stock pricing anomalies based on various factors, such as:

•  book-to-price ratio;

•  earnings revisions;

•  earnings quality;

•  price momentum and

•  cash flow changes through its purchase of long positions and short positions.

Portfolio optimization is used to build a risk controlled portfolio by buying the highest ranking stocks and shorting the lowest ranking stocks from the model while adhering to various risk constraints. The portfolio will generally be rebalanced on a monthly basis.

With a long position, each Fund purchases a stock outright; with a short position, each Fund sells a security that it does not own and must borrow to meet its settlement obligations. To complete the short-sale transaction, each Fund buys the same stock in the market and returns it to the lender. Each Fund makes money if the market price of the stock goes down after the short sale.

Conversely, if the price of the stock goes up after the short sale, each Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices. Each Fund may take long and short positions in the same sector/industry. While each Fund's securities may be held either long or short, no security will at the same time be held both long and short.

Each Fund may also engage in securities lending in order to generate additional income. Each Fund may also utilize derivatives, including options on futures, to hedge positions, leverage positions or generate income. In addition, each Fund may invest in exchange-traded funds.

9.  Nationwide International Growth Fund/Aberdeen International Equity Fund

Other than the Aberdeen Fund's use of the term "developing markets" in place of the term "emerging markets," (both terms have the same definition) the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging/developing market countries. Each Fund employs a growth style of investing, which emphasizes companies that the portfolio managers believe have the potential to deliver unexpected earnings. Generally, each Fund's management invests in equity securities that management believes have above-average rates of earnings growth and which may therefore experience above average increases in stock price.

The portfolio managers look for foreign markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

10.  Nationwide Leaders Fund/Aberdeen Select Equity Fund

The Aberdeen Fund has substantially similar investment strategies as the Nationwide Fund. The Aberdeen Fund has a substantially similar policy of investing under normal circumstances at least 80% of the value of its net assets in equity securities, primarily in common stock. The Aberdeen Fund seeks to invest in securities of U.S. companies that management believes have strong franchises capable of taking advantage of their positions in the marketplace. The securities of U.S. companies selected for the Aberdeen Fund's portfolio are those companies that management believes will become dominant in their industries because the companies have reputations for quality management and superior products and services. In comparison, the Nationwide Fund, under normal circumstances, invests at least 80% of the value of its net assets in equity securities issued by U.S. Leaders (primarily common stocks and convertible securities). Otherwise, except as noted above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

The portfolio manager for each Fund seeks companies which generally meet one of the following characteristics:

•  above-average revenue growth;

•  above-average earnings growth;

•  consistent earnings growth;

•  attractive valuation.

Each Fund is nondiversified, which means that it may invest a significant portion of the Fund's assets in the securities of a single or small number of companies.

Each Fund typically focuses its investments in a core group of 20 to 35 common stocks of large-cap and mid-cap companies. Each Fund considers large-cap companies to be those companies having a market capitalization similar to companies included in the Standard & Poor's 500® Index. Each Fund considers mid-cap companies to be those companies having a market capitalization similar to companies included in the Russell Mid Cap® Index. As of August 31, 2007, the dollar range of the large-cap and mid-cap companies based on the composition of these indices range from $1.16 billion to $472.52 billion.

In seeking total return, the portfolio manager seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers. Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods. While many of the stocks a Fund invests in pay dividends, the portfolio manager anticipates that capital gains may constitute a somewhat higher proportion of returns than dividends under current market conditions. However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund's returns would be derived from dividends.

Each Fund usually sells portfolio securities if:

•  the outlook of a company's earnings growth becomes less attractive;

•  more favorable opportunities are identified or

•  a company's stock price has increased significantly.

11.  Nationwide Market Neutral Fund/Aberdeen Market Neutral Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Each Fund seeks to achieve its objective regardless of the direction of the market through the purchase and short sale of equity securities of U.S. companies. Each Fund takes long positions in common stocks of companies that the Fund's management believes will outperform the market. Simultaneously, each Fund intends to engage in short sales of stocks that the portfolio manager believes will underperform the market and decline in value. Each Fund uses a multi-cap and multi-style approach, meaning that it may invest across different industries, sectors and market capitalization levels, targeting both growth style and value style types of companies. Each Fund attempts to maintain approximately equal dollar value exposure in its long and short positions (to the extent the market permits) in order to neutralize the effects on its performance resulting from general U.S. stock market movements or sector swings. By regulation, the current market value of the securities in which the Fund is short may not exceed the current market value of the Fund's long holdings of liquid securities and other liquid assets.

Each Fund seeks to capitalize on opportunities presented by changing market environments. The investment adviser uses quantitative techniques incorporated into a multi-factor model that seeks to select the highest returning securities in the current market environment. This model attempts to capitalize on the theory that the financial markets are dynamic and investment opportunities vary over time.

Each Fund attempts to benefit from stock pricing anomalies in various factors, such as:

•  book-to-price;

•  earnings revisions;

•  earnings quality;

•  price momentum and

•  cash flow changes through its purchase of long positions and short positions.

With a long position, a Fund purchases a stock outright; with a short position, a Fund sells a security that it does not own and must borrow to meet its settlement obligations. To complete the short-sale transaction, a Fund buys the same stock in the market and returns it to the lender. Each Fund makes money if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, a Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

While a Fund's securities may be held either long or short, no security will at the same time be held both long and short. Nevertheless, a Fund may effect strategic paired trades, taking both long and short positions in different companies within the same industry in order to remove much of the market and sector impact on performance.

The Fund may also utilize derivatives, including options on futures, to hedge positions, leverage positions or generate income, and may engage in securities lending in order to generate additional income.

12.  Nationwide Mid Cap Growth Leaders Fund/Aberdeen Select Mid Cap Growth Fund

The Aberdeen Fund has substantially similar investment strategies as the Nationwide Fund. The Aberdeen Fund has a substantially similar policy of investing under normal circumstances at least 80% of the value of its net assets in equity securities issued by mid-cap companies that management believes is, or has the potential to be, best capable of taking advantage of its positioning within its business sector, with high earnings growth potential and a minimum market capitalization of approximately $1 billion. Typically, the companies in which the Aberdeen Select Mid Cap Growth Fund will invest exhibit greater-than-average growth prospects, given the prevailing economic climate. In comparison, the Nationwide Fund invests at least 80% of the value of its net assets in equity securities issued by mid-cap companies that the Nationwide Fund's management believes are or have the potential to be Mid Cap Growth Leaders. Otherwise, except as noted above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Each Fund considers mid-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index, ranging from $1.16 billion to $22.735 billion as of August 31, 2007. Fund management tries to choose such investments that will increase in value over the long term. Under normal circumstances, each Fund holds between 25 and 40 such securities.

The portfolio manager uses both a "top-down" and a "bottom-up" approach to select securities for the Fund. The "top-down" aspect of the approach considers such overall factors as the general health of the economy, interest rates, inflation, Federal Reserve policy and the vitality of particular industry sectors. This enables the portfolio manager to focus on the most attractive business sectors and to identify the most attractive prospective investments from the large universe of mid-cap stocks.

The portfolio manager then conducts a "bottom-up" analysis of potential investments, which means an in-depth evaluation of each particular company whose equity securities may be considered for inclusion in a Fund. The portfolio manager seeks individual companies with attractive earnings potential and sustainable growth characteristics that may not be fully recognized by the market. The portfolio manager evaluates each company's stock price over the course of 12 months, paying particular attention to minimum rates of capital appreciation, before a stock will be added to a Fund.

From time-to-time, each Fund may invest in companies experiencing "special situations," such as acquisitions, consolidations, mergers, reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

The Fund's portfolio manager usually will sell a security if:

•  the security hits an established price target;

•  the circumstances of the company's industry sector appear to have changed;

•  the company's fundamentals have weakened or

•  more favorable opportunities have been identified.

13.  Nationwide Optimal Allocations Fund: Defensive/Aberdeen Optimal Allocations Fund: Defensive

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies (except that (i) the affiliated underlying funds of the Aberdeen Fund will be other Aberdeen Funds and (ii) not all of the Nationwide Funds that are available for investment as underlying funds are reorganizing into Aberdeen Funds and will be investment options for the Aberdeen Optimal Allocations Fund) that are described as follows:

The Optimal Allocation Funds aim to provide diversification across varying blends of traditional asset classes – such as U.S. stocks, international stocks, U.S. bonds and short-term investments, and "Specialty Asset" classes – such as stocks of specific market sectors, emerging market stocks, international bonds, real estate investment trusts ("REITs"), commodity-linked instruments and alternative strategies – by investing in a professionally selected mix of underlying mutual funds offered by Nationwide as well as unaffiliated mutual funds and exchange-traded funds (each, an "Underlying Fund" or collectively "Underlying Funds"). Depending on its target risk level and continuing or anticipated economic and/or market conditions, each Optimal Allocation Fund invests different amounts in these asset classes and Underlying Funds.

Each Defensive Fund pursues its objective by seeking to provide maximum real return while attempting to preserve capital. "Real return" means the amount of return realized on an investment when adjusted for inflation or deflation. Each Defensive Fund invests predominantly in Underlying Funds that are actively managed, many by Aberdeen, as either investment adviser or subadviser. Each Defensive Fund's allocations are weighted towards investments in Specialty Assets, which typically consist of Underlying Funds that invest in a particular market sector or investment strategy, and which may offer the potential for greater returns, but also involve potentially greater risks. Specialty Assets consist of stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodity-linked derivatives and fixed-income securities backing such instruments and REITs. Specialty Assets may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. Each Defensive Fund also invests in bonds and short-term investments to add income and reduce volatility. Each Defensive Fund may invest in Underlying Funds that invest in the stock of companies of any size and in bonds of any maturity and quality. Each Defensive Fund is not specifically a conservative investment option, although it may be appropriate for investors who have a lower tolerance for risk than aggressive investors and who are seeking sustainable real returns as a hedge against possible economic deterioration, including inflation, deflation or rising interest rates.

Each Fund's investment adviser establishes a target allocation range among different asset classes based on the Defensive Fund's risk profile and strategies. Within each target asset class allocation range, the investment adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The investment adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The investment adviser may make changes to these allocation ranges from time to time as appropriate given the risk profile and strategies of the Defensive Fund in order to achieve the Defensive Fund's investment objective.

Listed in the table below are the asset classes in which each Fund currently may invest and the target allocation ranges for each Fund that have been established by the investment adviser. While this table is intended to provide a depiction of the kinds of securities and the general proportions in which the Fund currently invests, over time these target asset class allocations are likely to change as economic and/or market conditions warrant in order for the Fund to continue to meet its objective.

Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances, the investment adviser will rebalance the assets of the Fund each quarter in order to conform its actual allocations to the target allocations applicable at that time. EACH FUND DOES NOT NECESSARILY INVEST IN EVERY ASSET CLASS, AND THE FUND RESERVES THE RIGHT TO CHANGE THE TARGET ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE. FOR FUTURE INFORMATION ABOUT ASSET CLASS ALLOCATIONS, PLEASE REVIEW A FUND'S ANNUAL AND SEMI-ANNUAL REPORTS.

	TARGET ALLOCATION RANGES – DEFENSIVE
ASSET CLASSES	Nationwide		Aberdeen
U.S. Stocks	0%		0%
U.S. Large Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Standard & Poor's 500 Index.)	0%		0%
U.S. Small/Mid-Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Russell 2000 Index Or The Russell Mid Cap Index.)	0%		0%
International Stocks	0%		0%
Bonds & Short Term Investments	30	% - 40%	30	% - 40%
Specialty Assets (Consists Of Underlying Funds That Invest In A Particular Market Sector Or Specialized Investment Strategy.)	60	% - 70%	60	% - 70%

14.  Nationwide Optimal Allocations Fund: Growth/Aberdeen Optimal Allocations Fund: Growth

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies (except that (i) the affiliated underlying funds of the Aberdeen Fund will be other Aberdeen Funds and (ii) not all of the Nationwide Funds that are available for investment as underlying funds are reorganizing into Aberdeen Funds and will be investment options for the Aberdeen Optimal Allocations Fund) that are described as follows:

The Optimal Allocation Funds aim to provide diversification across varying blends of traditional asset classes – such as U.S. stocks, international stocks, U.S. bonds and short-term investments, and "Specialty Asset" classes – such as stocks of specific market sectors, emerging market stocks, international bonds, REITs, commodity-linked instruments and alternative strategies – by investing in a professionally selected mix of Underlying Funds. Depending on its target risk level and continuing or anticipated economic and/or market conditions, each Optimal Allocation Fund invests different amounts in these asset classes and Underlying Funds.

Each Growth Fund pursues its objective primarily by seeking growth of capital. Each Growth Fund invests predominantly in Underlying Funds that are actively managed, many by Aberdeen, as either investment adviser or subadviser. Each Growth Fund's allocation is heavily weighted toward U.S. stock and Specialty Asset investments. Each Growth Fund may be appropriate for investors who are comfortable with substantial risk, who have a long investment time horizon and who want to maximize long-term returns potential and are better able to accept possible significant short-term or even long-term losses.

Each Fund's investment adviser establishes a target allocation range among different asset classes based on the Growth Fund's risk profile and strategies. Within each target asset class allocation range, the investment adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. Each Fund's investment adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The investment adviser may make changes to these allocation ranges from time to time as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective.

Listed in the table below are the asset classes in which each Fund currently may invest and the target allocation ranges for each Fund that have been established by the investment adviser. While this table is intended to provide a depiction of the kinds of securities and the general proportions in which each Fund currently invests, over time these target asset class allocations are likely to change as economic and/or market conditions warrant in order for the Fund to continue to meet its objective.

Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances, the investment adviser will rebalance the assets of a Fund each quarter in order to conform its actual allocations to the target allocations applicable at that time. EACH FUND DOES NOT NECESSARILY INVEST IN EVERY ASSET CLASS, AND A FUND RESERVES THE RIGHT TO CHANGE THE TARGET ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE. FOR FUTURE INFORMATION ABOUT ASSET CLASS ALLOCATIONS, PLEASE REVIEW A FUND'S ANNUAL AND SEMI-ANNUAL REPORTS.

	TARGET ALLOCATION RANGES – GROWTH
ASSET CLASSES	Nationwide		Aberdeen
U.S. Stocks	20	% - 40%	20	% - 40%
U.S. Large Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Standard & Poor's 500 Index.)	15	% - 25%	15	% - 25%
U.S. Small/Mid-Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Russell 2000 Index Or The Russell Mid Cap Index.)	5	% - 15%	5	% - 15%
International Stocks	5	% - 15%	5	% - 15%
Bonds & Short Term Investments	0	% - 10%	0	% - 10%
Specialty Assets (Consists Of Underlying Funds That Invest In A Particular Market Sector Or Specialized Investment Strategy.)	50	% - 70%	50	% - 70%

15.  Nationwide Optimal Allocations Fund: Moderate/Aberdeen Optimal Allocations Fund: Moderate

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies (except that (i) the affiliated underlying funds of the Aberdeen Fund will be other Aberdeen Funds and (ii) not all of the Nationwide Funds that are available for investment as underlying funds are reorganizing into Aberdeen Funds and will be investment options for the Aberdeen Optimal Allocations Fund) that are described as follows:

The Optimal Allocation Funds aim to provide diversification across varying blends of traditional asset classes – such as U.S. stocks, international stocks, U.S. bonds and short-term investments, and "Specialty Asset" classes – such as stocks of specific market sectors, emerging market stocks, international bonds, REITs, commodity-linked instruments and alternative strategies – by investing in a professionally selected mix of Underlying Funds. Depending on its target risk level and continuing or anticipated economic and/or market conditions, each Optimal Allocation Fund invests different amounts in these asset classes and Underlying Funds.

Each Moderate Fund pursues its objective by seeking both growth of capital and income. Each Moderate Fund invests predominantly in Underlying Funds that are actively managed, many by Aberdeen, as either investment adviser or subadviser. Each Moderate Fund's allocation is weighted toward U.S. stock and Specialty Asset investments, but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility. Each Moderate Fund may be appropriate for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income or those willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

Each Fund's investment adviser establishes a target allocation range among different asset classes based on the Moderate Fund's risk profile and strategies. Within each target asset class allocation range, the investment adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. Each Fund's investment adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The investment adviser may make changes to these allocation ranges from time to time as appropriate given the risk profile and strategies of the Moderate Fund in order to achieve the Moderate Fund's investment objective.

Listed in the table below are the asset classes in which a Fund currently may invest and the target allocation ranges for the Fund that have been established by the investment adviser. While this table is intended to provide a depiction of the kinds of securities and the general proportions in which a Fund currently invests, over time these target asset class allocations are likely to change as economic and/or market conditions warrant in order for the Fund to continue to meet its objective.

Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances, the investment adviser will rebalance the assets of a Fund each quarter in order to conform its actual allocations to the target allocations applicable at that time. EACH FUND DOES NOT NECESSARILY INVEST IN EVERY ASSET CLASS, AND A FUND RESERVES THE RIGHT TO CHANGE THE TARGET ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE. FOR FUTURE INFORMATION ABOUT ASSET CLASS ALLOCATIONS, PLEASE REVIEW A FUND'S ANNUAL AND SEMI-ANNUAL REPORTS.

	TARGET ALLOCATION RANGES – MODERATE
ASSET CLASSES	Nationwide		Aberdeen
U.S. Stocks	5	% - 20%	5	% - 20%
U.S. Large Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Standard & Poor's 500 Index.)	0	% - 10%	0	% - 10%
U.S. Small/Mid-Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Russell 2000 Index Or The Russell Mid Cap Index.)	5	% - 10%	5	% - 10%
International Stocks	5	% - 10%	5	% - 10%
Bonds & Short Term Investments	15	% - 25%	15	% - 25%
Specialty Assets (Consists Of Underlying Funds That Invest In A Particular Market Sector Or Specialized Investment Strategy.)	40	% - 60%	40	% - 60%

16.  Nationwide Optimal Allocations Fund: Moderate Growth/Aberdeen Optimal Allocations Fund: Moderate Growth

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies (except that (i) the affiliated underlying funds of the Aberdeen Fund will be other Aberdeen Funds and (ii) not all of the Nationwide Funds that are available for investment as underlying funds are reorganizing into Aberdeen Funds and will be investment options for the Aberdeen Optimal Allocations Fund) that are described as follows:

The Optimal Allocation Funds aim to provide diversification across varying blends of traditional asset classes – such as U.S. stocks, international stocks, U.S. bonds and short-term investments, and "Specialty Asset" classes – such as stocks of specific market sectors, emerging market stocks, international bonds, REITs, commodity-linked instruments and alternative strategies – by investing in a professionally selected mix of Underlying Funds. Depending on its target risk level and continuing or anticipated economic and/or market conditions, each Optimal Allocation Fund invests different amounts in these asset classes and Underlying Funds.

Each Moderate Growth Fund pursues its objective primarily by seeking growth of capital, but also by seeking income. Each Moderate Growth Fund invests predominantly in Underlying Funds that are actively managed, many by Aberdeen, as either investment adviser or subadviser. Each Moderate Growth Fund's allocation is significantly weighted toward U.S. stock and Specialty Asset investments, but also includes some bonds and short-term investments to reduce volatility. The Moderate Growth Fund may be appropriate for investors who want to maximize returns over the long-term and who have some tolerance for possible short-term losses.

Each Fund's investment adviser establishes a target allocation range among different asset classes based on the Moderate Growth Fund's risk profile and strategies. Within each target asset class allocation range, the investment adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. Each Fund's investment adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The investment adviser may make changes to these allocation ranges from time to time as appropriate given the risk profile and strategies of the Moderate Growth Fund in order to achieve the Moderate Growth Fund's investment objective.

Listed in the table below are the asset classes in which the Fund currently may invest and the target allocation ranges for a Fund that have been established by the investment adviser. While this table is intended to provide a depiction of the kinds of securities and the general proportions in which a Fund currently invests, over time these target asset class allocations are likely to change as economic and/or market conditions warrant in order for a Fund to continue to meet its objective.

Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances, the investment adviser will rebalance the assets of the Fund each quarter in order to conform its actual allocations to the target allocations applicable at that time. EACH FUND DOES NOT NECESSARILY INVEST IN EVERY ASSET CLASS, AND A FUND RESERVES THE RIGHT TO CHANGE THE TARGET ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE. FOR FUTURE INFORMATION ABOUT ASSET CLASS ALLOCATIONS, PLEASE REVIEW A FUND'S ANNUAL AND SEMI-ANNUAL REPORTS.

	TARGET ALLOCATION RANGES – MODERATE GROWTH
ASSET CLASSES	Nationwide		Aberdeen
U.S. Stocks	15	% - 30%	15	% - 30%
U.S. Large Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Standard & Poor's 500 Index.)	10	% - 20%	10	% - 20%
U.S. Small/Mid-Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Russell 2000 Index Or The Russell Mid Cap Index.)	5	% - 15%	5	% - 15%
International Stocks	5	% - 15%	5	% - 15%
Bonds & Short Term Investments	0	% - 10%	0	% - 10%
Specialty Assets (Consists Of Underlying Funds That Invest In A Particular Market Sector Or Specialized Investment Strategy.)	50	% - 70%	50	% - 70%

17.  Nationwide Optimal Allocations Fund: Specialty/Aberdeen Optimal Allocations Fund: Specialty

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies (except that (i) the affiliated underlying funds of the Aberdeen Fund will be other Aberdeen Funds and (ii) not all of the Nationwide Funds that are available for investment as underlying funds are reorganizing into Aberdeen Funds and will be investment options for the Aberdeen Optimal Allocations Fund) that are described as follows:

The Optimal Allocation Funds aim to provide diversification across varying blends of traditional asset classes – such as U.S. stocks, international stocks, U.S. bonds and short-term investments, and "Specialty Asset" classes – such as stocks of specific market sectors, emerging market stocks, international bonds, REITs, commodity-linked instruments and alternative strategies – by investing in a professionally selected mix of Underlying Funds. Depending on its target risk level and continuing or anticipated economic and/or market conditions, each Optimal Allocation Fund invests different amounts in these asset classes and Underlying Funds.

Each Specialty Fund pursues its objective primarily by seeking growth of capital. Each Specialty Fund's allocation is heavily weighted towards investments in Specialty Assets. Each Specialty Fund invests predominantly in Underlying Funds that are actively managed, many by Aberdeen, as either investment adviser or subadviser. Specialty Assets may offer the potential for greater returns, but also involve potentially greater risks. In most cases, Specialty Assets represent investments in stocks and bonds, including many that are traded in foreign markets, but also may include REITs, commodity-linked derivatives and fixed-income securities backing such instruments. Specialty Assets may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. A Specialty Fund may be appropriate for investors who are comfortable with substantial risk or those who want to maximize long-term returns and who have a high tolerance for possible significant short-term or even long-term losses.

Each Fund's investment adviser establishes a target allocation range among different asset classes based on the Specialty Fund's risk profile and strategies. Within each target asset class allocation range, the investment adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. Each Fund's investment adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The investment adviser may make changes to these allocation ranges from time to time as appropriate given the risk profile and strategies of the Specialty Fund in order to achieve the Specialty Fund's investment objective.

Listed in the table below are the asset classes in which each Fund currently may invest and the target allocation ranges for the Fund that have been established by the investment adviser. While this table is intended to provide a depiction of the kinds of securities and the general proportions in which a Fund currently invests, over time these target asset class allocations are likely to change as economic and/or market conditions warrant in order for the Fund to continue to meet its objective.

Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances, the investment adviser will rebalance the assets of the Fund each quarter in order to conform its actual allocations to the target allocations applicable at that time. EACH FUND DOES NOT NECESSARILY INVEST IN EVERY ASSET CLASS, AND EACH FUND RESERVES THE RIGHT TO CHANGE THE TARGET ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE. FOR FUTURE INFORMATION ABOUT ASSET CLASS ALLOCATIONS, PLEASE REVIEW A FUND'S ANNUAL AND SEMI-ANNUAL REPORTS.

	TARGET ALLOCATION RANGES – SPECIALTY
ASSET CLASSES	Nationwide		Aberdeen
U.S. Stocks	0%		0%
U.S. Large Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Standard & Poor's 500 Index.)	0%		0%
U.S. Small/Mid-Cap Stocks (Consists Of Underlying Funds That Generally Invest In Companies With Market Capitalizations Similar To Companies In The Russell 2000 Index Or The Russell Mid Cap Index.)	0%		0%
International Stocks	0%		0%
Bonds & Short Term Investments	0	% - 10%	0	% - 10%
Specialty Assets (Consists Of Underlying Funds That Invest In A Particular Market Sector Or Specialized Investment Strategy.)	90	% - 100%	90	% - 100%

18.  Nationwide Small Cap Core Fund/Aberdeen Small Cap Opportunities Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies. Each Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $27 million to $5.02 billion as of August 31, 2007. Each Fund invests primarily in the common stock of small-cap U.S. companies in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Each Fund does not target either a growth style or a value style of investing specifically, but rather focuses on the broader small-cap market, incorporating elements of both growth and value styles.

The investment adviser uses quantitative techniques incorporated into a multi-factor model that seeks to select securities with the potential for the highest returns in the current market environment. This model seeks to capitalize on the theory that the financial markets are dynamic and investment opportunities vary over time. In purchasing and selling securities, each Fund attempts to benefit from stock pricing anomalies based on various factors, such as:

•  book-to-price;

•  earnings revisions;

•  earnings quality;

•  price momentum;

•  cash flow changes and

•  market style trends.

The Fund also may use derivatives, such as futures and options either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. In addition, the Fund may engage in securities lending in order to generate additional income.

The Fund may invest without limit in initial public offerings ("IPOs") of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

19.  Nationwide Small Cap Fund/Aberdeen Small Cap Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies. Each Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $27 million to $5.02 billion as of August 31, 2007. Each Fund also may invest in foreign securities and securities of larger companies. Each Fund's management considers many factors in selecting securities for investment, including measures of earnings momentum, relative value, management action and price trend. The portfolio managers focus on securities that exhibit some or all of the following characteristics:

•  attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises);

•  long-term growth prospects of the company and its industry;

•  level of duress a company is experiencing;

•  price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value and

•  quality of earnings.

Each Fund's management considers selling a security when:

•  a company's market capitalization exceeds the benchmark capitalization range;

•  long-term growth prospects deteriorate;

•  more compelling investment values are identified;

•  near-term reported or pre-announced earnings are disappointing and recurring or

•  the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

Each Fund may invest without limit in IPOs of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain. Each Fund may invest in exchange traded funds at times when the Fund has large cash inflows and the manager is not able to be fully directly invested in securities of small companies due to market action.

20.  Nationwide Small Cap Growth Opportunities Fund/Aberdeen Small Cap Growth Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies that, in the opinion of the portfolio managers, exhibit characteristics that are consistent with a growth style of investing. Each Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $27 million to $5.02 billion as of August 31, 2007. Each Fund invests primarily in the common stock of small-cap U.S. companies in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies.

In managing a diversified portfolio for the Fund, the portfolio managers use a multi-step research and analysis process involving quantitative screening measures followed by traditional fundamental analysis of a company's prospects. The portfolio managers focus on companies that exhibit some or all of the following characteristics:

•  strong financial characteristics;

•  superior products and services;

•  solid management teams;

•  strong relative revenue growth;

•  positive expected earnings revisions;

•  minimum price appreciation targets;

•  accelerating earnings or revenue growth and

•  reasonable volume of trading in the market.

Although each Fund looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

Each Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in the underlying asset, to increase returns or as part of a hedging strategy. In addition, a Fund may engage in securities lending in order to generate additional income.

Each Fund's management considers selling a security when:

•  the stock attains full valuation relative to stocks of similar companies or reaches the portfolio management team's price target;

•  more compelling investment opportunities are identified;

•  a company's market capitalization exceeds the benchmark capitalization range;

•  any change in company fundamentals occurs from the time of the original investment or

•  deterioration or underperformance of the stock's market valuation takes place.

Each Fund may invest without limit in IPOs of small-cap companies, although such IPOs may not be available for investment by a Fund or the impact of any such IPO would be uncertain.

21.  Nationwide Small Cap Leaders Fund/Aberdeen Select Small Cap Fund

The Aberdeen Fund has substantially similar investment strategies as the Nationwide Fund. The Aberdeen Fund has a substantially similar policy of investing, under normal circumstances at least 80% of the value of its net assets in equity securities of issuers considered to be small-cap companies at the time of investment. Management seeks to invest in securities of small-cap companies that management believes is within a top business sector and is capable of taking advantage of its positioning within that business sector. While the Aberdeen Fund may sell a security if its market capitalization exceeds the definition of a small-cap company, it is not required to sell solely because of that fact. In comparison, the Nationwide Fund under normal circumstances, typically invests at least 80% of the value of its net assets in equity securities of issuers considered to be small-cap companies as of the time of investment and that are considered to be or to have the potential to be Small Cap Leaders. Otherwise, except as noted above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Each Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $27 million to $5.02 billion as of August 31, 2007.

Each Fund consists of two sleeves, or portions, managed by different subadvisers.

The Funds' investment advisers (Nationwide Fund Advisors LLC ("NFA") in the case of the Nationwide Funds, and Aberdeen Asset Management Inc. ("Aberdeen Inc.") in the case of the Aberdeen Funds, select the respective Fund's subadvisers and monitors their performance on an ongoing basis. Currently, Aberdeen Inc. is directly managing the small-cap value portion for each Fund and each investment adviser has selected NorthPointe Capital LLC ("NorthPointe") to manage the small-cap growth portion. Each Fund's assets are typically allocated in equal portions to each manager, although at times more of the Fund's assets may be allocated to either growth or value, depending on market conditions.

NorthPointe employs a growth style by investing in securities of undiscovered, emerging growth small-cap companies in an attempt to provide investors with potentially higher returns than funds that invest primarily in larger, more established companies. NorthPointe focuses on securities that exhibit some or all of the following characteristics:

•  above-average earnings growth;

•  attractive valuation;

•  development of new products, technologies or markets;

•  high-quality balance sheet and

•  a strong management team.

NorthPointe considers selling a particular security due to:

•  any change in company fundamentals from the time of the original investment;

•  the company's market capitalization reaching twice the Fund's buying range;

•  deterioration of the stock's valuation such that other attractive stocks are available more cheaply;

•  management's actions that are not in shareholders' best interests or

•  weakening financial stability.

Aberdeen Inc. employs a value style of investing and looks at factors such as earnings momentum and relative value, management action and price trends when selecting securities. The investment adviser focuses on securities that exhibit some or all of the following characteristics:

•  attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises);

•  long-term growth prospects of the company and its industry;

•  level of duress a company is experiencing;

•  price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value and

•  quality of earnings.

Aberdeen Inc. considers selling a security when:

•  a company's market capitalization exceeds the benchmark capitalization range;

•  long-term growth prospects deteriorate;

•  more compelling investment values are identified;

•  near-term reported or pre-announced earnings are disappointing and recurring or

•  the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

Each Fund may invest without limit in IPOs of small-cap companies, although such IPOs may not be available for investment by the Fund and the impact on performance of any such IPO would be uncertain.

22.  Nationwide Small Cap Value Fund/Aberdeen Small Cap Value Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies that, in the opinion of the portfolio managers, exhibit characteristics that are consistent with a value style of investing. Each Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $27 million to $5.02 billion as of August 31, 2007. Each Fund invests primarily in the common stock of small-cap U.S. companies in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies.

In managing a diversified portfolio for a Fund, the portfolio managers use a multi-step research and analysis process involving quantitative screening measures followed by traditional fundamental analysis of a company's prospects. The portfolio managers look at factors such as earnings momentum and relative value, management action and price trends when selecting securities, and focus on companies that exhibit some or all of the following characteristics:

•  attractive valuation and near-term strength of business (e.g., based on estimate revisions and earnings surprises);

•  long-term growth prospects of the company and its industry;

•  level of duress a company is experiencing relative to its stock's market price and market expectations;

•  price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value and

•  quality of earnings.

Each Fund may also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the portfolio managers believe have favorable prospects for recovery). There is no limit on the length of operating history for the companies in which the Fund may invest.

Each Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. Each Fund may also invest in REITs. In addition, the Fund may engage in securities lending in order to generate additional income.

Each Fund's management considers selling a security when:

•  long-term growth prospects deteriorate;

•  more compelling investment values are identified;

•  near-term reported or pre-announced earnings are disappointing or recurring or

•  the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

While a Fund may also sell a security if its market capitalization exceeds the definition of small-cap companies, it is not required to sell solely because of that fact.

Each Fund may invest without limit in IPOs of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

23.  Nationwide Tax-Free Income Fund/Aberdeen Tax-Free Income Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal circumstances, each Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities that qualify as municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. Each Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for a Fund, each Fund's management seeks value.

A security may be sold to take advantage of more favorable opportunities.

24.  Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund

The Aberdeen Fund has substantially similar investment strategies as the Nationwide Fund except that the Aberdeen Fund will not invest 25% or more of its net assets in a group of companies in software and related technology industries. In addition, one other investment strategy that is different is that the Nationwide Fund, under normal circumstances, invests at least 80% of the value of its net assets in equity securities issued by U.S. Growth Leaders. The Aberdeen Fund has a substantially similar policy of investing at least 80% of the value of its net assets in equity securities of U.S. companies that management believes have strong and improving franchises capable of taking advantage of growth opportunities. The securities of U.S. companies selected for the Aberdeen Select Growth Fund's portfolio are those companies that management believes have high growth potential and reputations for quality management and superior products and services. Otherwise, except as noted above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Each Fund typically focuses its investments in a core group of 25 to 35 common stocks of companies of any size whose earnings are expected to grow faster than those of other companies in the market. Each Fund may hold a limited number of additional common stocks at times when the portfolio managers are accumulating new positions, selling existing positions, or responding to exceptional market conditions.

Each Fund is nondiversified, which means that it may invest a significant portion of the Fund's assets in the securities of a single or small number of companies.

Each Fund usually sells portfolio securities if:

•  it appears unlikely that earnings expectations will be met;

•  the price of the security is or becomes overvalued;

•  the outlook of a company's earnings growth becomes less attractive and/or

•  more favorable opportunities are identified.

25.  Nationwide U.S. Growth Leaders Long-Short Fund/Aberdeen Equity Long-Short Fund

The Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Each Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies of any size.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets in equity securities of companies that are organized under the laws of the United States, have their principal places of business in the United States, or whose stock is traded primarily in the United States.

Each Fund takes long positions in companies that the Fund's management believes will generate earnings growth exceeding market expectations and are companies that will dominate their respective industries, due to their reputation for quality management and superior products and services or distribution. Simultaneously, each Fund intends to engage in short sales of stock of companies which the portfolio managers believe:

•  have earnings that appear to be reflected in the current price;

•  are likely to fall short of expectations;

•  are in industries exhibiting structural weaknesses;

•  have poor quality management or

•  are likely to suffer an event affecting long-term earnings power.

With a long position, a Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, as anticipated, or instead increases, between the time the stock is sold and when a Fund purchases its replacement.

In addition, each Fund may effect strategic paired trades, taking both long and short positions in companies in the same industry in order to remove much of the market and sector impact on performance.

While a Fund's securities may be held either long or short, no security will at the same time be held both long and short.

Each Fund also may invest in exchange-traded funds and derivatives. Each Fund may also engage in securities lending to generate additional income.

26.  Nationwide Worldwide Leaders Fund/Aberdeen Select Worldwide Fund

The Aberdeen Fund has substantially similar investment strategies as the Nationwide Fund. One investment strategy that is different is that the Nationwide Fund, under normal circumstances, invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that management believes are, or have the potential to be, Worldwide Leaders. Some of the companies will be multi-national companies operating globally, while others will be located in and primarily tied economically to one country. The Aberdeen Fund has a substantially similar policy of investing at least 80% of the value of its net assets in equity securities located throughout the world (including the U.S.). The Aberdeen Fund seeks to invest in securities of companies located anywhere in the world that management believes are, or have the potential to be, well positioned to take advantage of growth opportunities in their industries. The securities of companies selected for the Aberdeen Fund include both: (i) companies that appear to offer long-term strategic growth opportunities because of their strong competitive advantage within key growth segments; and (ii) companies that appear to offer short-term tactical opportunities based on current circumstances. Otherwise, except as noted above, the Nationwide Fund and its corresponding Aberdeen Fund have substantially similar investment strategies that are described as follows:

Under normal market conditions, each Fund will invest significantly (at least 40% – unless market conditions are not deemed favorable by the investment adviser, in which case each Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, each Fund invests in securities from at least three different countries.

Each Fund's portfolio manager evaluates which industries appear to offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which their securities are traded. Proprietary research is conducted in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the consensus.

Each Fund also may use derivatives, such as futures and options. Each Fund may use derivatives either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

Each Fund is nondiversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies. Typically, each Fund holds approximately 30-40 common stocks.

For a complete description of the Aberdeen Funds' investment strategies, policies, and risks, you should read the Aberdeen Funds' Prospectus that accompanies this Proxy Statement/Prospectus.

What are the fees and expenses of each Fund and what should I expect them to be after the Transaction?

Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The following tables: (1) compare the fees and expenses for the Nationwide Funds and their corresponding Aberdeen Funds based on actual expenses of the Nationwide Funds for a recent twelve month period and estimated expenses for the Aberdeen Funds (which are shell funds created for the purpose of this Transaction that will not commence operations until the consummation of the Transaction) and (2) show the estimated fees and expenses for the corresponding Aberdeen Funds on a pro forma basis after giving effect to the Transaction. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the expense levels for the Nationwide Funds and the Aberdeen Funds and obtain a general idea of what the expense levels will be if the Transaction occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The Nationwide Funds' expenses are based on actual expenses for the twelve months ended October 31, 2007. In addition, the Acquired Fund Fees and Expenses for each of the Nationwide Optimal Allocations Funds have been calculated based on each such Optimal Allocations Fund's target allocation to Underlying Funds effective February 28, 2008. The Aberdeen Funds' expenses are based on anticipated fees and expenses payable by the Aberdeen Fund through the fiscal year ending October 31, 2008.

The sales charge and redemption fee structure for the Nationwide and Aberdeen Funds is identical. With respect to each Fund's net annual operating expenses, each Aberdeen Fund has the same or lower overall net expenses after contractual expense limitations and fee waivers than its corresponding Nationwide Fund. Aberdeen Inc. has agreed for a two year period following the Closing Date, to cap expenses at the net expense ratio of the corresponding Nationwide Fund as of October 31, 2007 which will include the effect of the expense limitations and fee waivers (along with the exclusions from such waivers and limitations) that the Nationwide Funds have in place at the time.

FEE TABLES FOR THE NATIONWIDE CHINA OPPORTUNITIES FUND AND
THE ABERDEEN CHINA OPPORTUNITIES FUND

No. 1 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.34%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.90%	1.92%	1.92%
Less: Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.90%	1.88%	1.88%

No. 1 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.33%	0.41%	0.41%
Total Annual Fund Operating Expenses	2.64%	2.66%	2.66%
Less: Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	2.64%	2.62%	2.62%

No. 1 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.33%	0.41%	0.41%
Total Annual Fund Operating Expenses	2.64%	2.66%	2.66%
Less: Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	2.64%	2.62%	2.62%

No. 1 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.53%	0.61%	0.61%
Total Annual Fund Operating Expenses	2.34%	2.36%	2.36%
Less: Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	2.34%	2.32%	2.32%

No. 1 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.33%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.64%	1.66%	1.66%
Less Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.64%	1.62%	1.62%

No. 1 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund	Aberdeen China Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.31%[6]	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.33%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.64%	1.66%	1.66%
Less: Fee Limitation/ Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.64%	1.62%	1.62%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.75% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 2.25% for Class A shares, 2.50% for Class R shares and 2.00% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.87% for Class A, 2.62% for Class B, 2.62% for Class C, 2.12% for Class R, 1.62% for Institutional Service Class, and 1.62% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR NATIONWIDE EMERGING MARKETS FUND AND
THE ABERDEEN DEVELOPING MARKETS FUND

No. 2 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.40%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.76%	1.79%	1.79%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	1.76%	1.76%	1.76%

No. 2 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.31%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.42%	2.45%	2.45%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	2.42%	2.42%	2.42%

No. 2 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.31%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.42%	2.45%	2.45%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	2.42%	2.42%	2.42%

No. 2 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.51%	0.60%	0.60%
Total Annual Fund Operating Expenses	2.12%	2.15%	2.15%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	2.12%	2.12%	2.12%

No. 2 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.31%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.42%	1.45%	1.45%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	1.42%	1.42%	1.42%

No. 2 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund	Aberdeen Developing Markets Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.11%[6]	1.05%	1.05%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.31%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.42%	1.45%	1.45%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.03%[9]	0.03%[9]
Net Annual Fund Operating Expenses	1.42%	1.42%	1.42%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.09% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.55% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 2.05% for Class A shares, 2.30% for Class R shares and 1.80% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.67% for Class A, 2.42% for Class B, 2.42% for Class C, 1.92% for Class R, 1.42% for Institutional Service Class, and 1.42% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE GLOBAL FINANCIAL SERVICES FUND AND
THE ABERDEEN GLOBAL FINANCIAL SERVICES FUND

No. 3 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.39%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.50%	1.50%	1.50%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.50%	1.50%	1.50%

No. 3 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.33%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.19%	2.19%	2.19%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.19%	2.19%	2.19%

No. 3 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.33%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.19%	2.19%	2.19%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.19%	2.19%	2.19%

No. 3 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.53%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.89%	1.89%	1.89%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.89%	1.89%	1.89%

No. 3 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.33%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.19%	1.19%	1.19%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.19%	1.19%	1.19%

No. 3 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund	Aberdeen Global Financial Services Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.86%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.33%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.19%	1.19%	1.19%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.19%	1.19%	1.19%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.06% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.40% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.90% for Class A shares, 2.15% for Class R shares and 1.65% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.44% for Class A, 2.19% for Class B, 2.19% for Class C, 1.69% for Class R, 1.19% for Institutional Service Class, and 1.19% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE HEALTH SCIENCES FUND AND
THE ABERDEEN HEALTH SCIENCES FUND

No. 4 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.50%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.62%	1.62%	1.62%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.62%	1.62%	1.62%

No. 4 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.39%	0.36%	0.36%
Total Annual Fund Operating Expenses	2.26%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.26%	2.26%	2.26%

No. 4 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.39%	0.36%	0.36%
Total Annual Fund Operating Expenses	2.26%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.26%	2.26%	2.26%

No. 4 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.59%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.96%	1.96%	1.96%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.96%	1.96%	1.96%

No. 4 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.39%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.26%	1.26%	1.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.26%	1.26%	1.26%

No. 4 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund	Aberdeen Health Sciences Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.87%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.39%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.26%	1.26%	1.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.26%	1.26%	1.26%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A Shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.11% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written agreement limiting operating expenses to 1.75% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any such reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares of the Nationwide Fund before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.51% for Class A, 2.26% for Class B, 2.26% for Class C, 1.76% for Class R, 1.26% for Institutional Service Class, and 1.26% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE NATURAL RESOURCES FUND AND
THE ABERDEEN NATURAL RESOURCES FUND

No. 5 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.41%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.44%	1.26%	1.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.44%	1.26%	1.26%

No. 5 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.38%	0.28%	0.28%
Total Annual Fund Operating Expenses	2.16%	1.98%	1.98%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.16%	1.98%	1.98%

No. 5 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.38%	0.28%	0.28%
Total Annual Fund Operating Expenses	2.16%	1.98%	1.98%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.16%	1.98%	1.98%

No. 5 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.58%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.86%	1.68%	1.68%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.86%	1.68%	1.68%

No. 5 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.38%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.16%	0.98%	0.98%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.16%	0.98%	0.98%

No. 5 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund	Aberdeen Natural Resources Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.78%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.38%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.16%	0.98%	0.98%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.16%	0.98%	0.98%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.03% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written agreement limiting operating expenses to 1.20% for all share classes at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Limitations/ Reimbursements)" could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service Class shares of the Fund before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.66% for Class R, 1.16% for Institutional Service Class, and 1.16% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE TECHNOLOGY AND COMMUNICATIONS FUND AND
THE ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND

No. 6 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.52%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.70%	1.68%	1.68%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.70%	1.68%	1.68%

No. 6 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.45%	0.48%	0.48%
Total Annual Fund Operating Expenses	2.38%	2.36%	2.36%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.38%	2.36%	2.36%

No. 6 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.45%	0.48%	0.48%
Total Annual Fund Operating Expenses	2.38%	2.36%	2.36%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.38%	2.36%	2.36%

No. 6 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	0.65%	0.68%	0.68%
Total Annual Fund Operating Expenses	2.08%	2.06%	2.06%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.08%	2.06%	2.06%

No. 6 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.45%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.38%	1.36%	1.36%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.38%	1.36%	1.36%

No. 6 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Technology and Communications Fund	Aberdeen Technology and Communications Fund	Aberdeen Technology and Communications Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.93%[6]	0.88%	0.88%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.45%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.38%	1.36%	1.36%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.38%	1.36%	1.36%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.07% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written agreement limiting operating expenses to 1.38% for all share classes at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.88% for Class A, 2.13% for Class R and 1.63% for Institutional Service Class shares of the Nationwide Fund before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.63% for Class A, 2.38% for Class B, 2.38% for Class C,1.88% for Class R, 1.38% for Institutional Service Class, and 1.38% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE GLOBAL UTILITIES FUND AND
THE ABERDEEN GLOBAL UTILITIES FUND

No. 7 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.48%	0.54%	0.54%
Total Annual Fund Operating Expenses	1.40%	1.49%	1.49%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	1.40%	1.40%	1.40%

No. 7 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.46%	0.52%	0.52%
Total Annual Fund Operating Expenses	2.13%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	2.13%	2.13%	2.13%

No. 7 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.46%	0.52%	0.52%
Total Annual Fund Operating Expenses	2.13%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	2.13%	2.13%	2.13%

No. 7 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.66%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.83%	1.92%	1.92%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	1.83%	1.83%	1.83%

No. 7 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.46%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.13%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	1.13%	1.13%	1.13%

No. 7 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund	Aberdeen Global Utilities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.67%[6]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.46%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.13%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.09%[9]	0.09%[9]
Net Annual Fund Operating Expenses	1.13%	1.13%	1.13%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.02% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written agreement limiting operating expenses to 1.20% for all share classes at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service Class shares of the Nationwide Fund before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 1.63% for Class R, 1.13% for Institutional Service Class, and 1.13% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE HEDGED CORE EQUITY FUND AND
THE ABERDEEN HEDGED CORE EQUITY FUND

No. 8 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.18%	0.27%	0.27%
Total of Other Expenses	2.72%	0.81%	0.81%
Total Annual Fund Operating Expenses	4.22%	2.31%	2.31%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.44%	2.31%	2.31%

No. 8 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.18%	0.27%	0.27%
Total of Other Expenses	2.72%	0.81%	0.81%
Total Annual Fund Operating Expenses	4.97%	3.06%	3.06%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.19%	3.06%	3.06%

No. 8 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.18%	0.27%	0.27%
Total of Other Expenses	2.72%	0.81%	0.81%
Total Annual Fund Operating Expenses	4.97%	3.06%	3.06%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.19%	3.06%	3.06%

No. 8 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.38%	0.47%	0.47%
Total of Other Expenses	2.92%	1.01%	1.01%
Total Annual Fund Operating Expenses	4.67%	2.76%	2.76%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.89%	2.76%	2.76%

No. 8 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.18%	0.27%	0.27%
Total of Other Expenses	2.72%	0.81%	0.81%
Total Annual Fund Operating Expenses	3.97%	2.06%	2.06%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.19%	2.06%	2.06%

No. 8 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.54%	0.54%	0.54%
Remainder of Other Expenses	2.18%	0.27%	0.27%
Total of Other Expenses	2.72%	0.81%	0.81%
Total Annual Fund Operating Expenses	3.97%	2.06%	2.06%
Less: Fee Limitation/Expense Reimbursement	1.78%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.19%	2.06%	2.06%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses." However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.65% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 2.94% for Class A shares, 3.19% for Class R shares and 2.69% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.90% for Class A, 2.65% for Class B, 2.65% for Class C, 2.15% for Class R, 1.65% for Institutional Service Class, and 1.65% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE INTERNATIONAL GROWTH FUND AND
THE ABERDEEN INTERNATIONAL EQUITY FUND

No. 9 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.38%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.57%	1.61%	1.61%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.57%	1.57%	1.57%

No. 9 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.30%	0.38%	0.38%
Total Annual Fund Operating Expenses	2.24%	2.28%	2.28%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	2.24%	2.24%	2.24%

No. 9 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.30%	0.38%	0.38%
Total Annual Fund Operating Expenses	2.24%	2.28%	2.28%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	2.24%	2.24%	2.24%

No. 9 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.50%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.94%	1.98%	1.98%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.94%	1.94%	1.94%

No. 9 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.30%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.24%	1.28%	1.28%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.24%	1.24%	1.24%

No. 9 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide International Growth Fund	Aberdeen International Equity Fund	Aberdeen International Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.94%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.30%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.24%	1.28%	1.28%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.04%[9]	0.04%[9]
Net Annual Fund Operating Expenses	1.24%	1.24%	1.24%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.08% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.75% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.90% for Class A shares, 2.15% for Class R shares and 1.65% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.74% for Class R, 1.24% for Institutional Service Class, and 1.24% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE LEADERS FUND AND
THE ABERDEEN SELECT EQUITY FUND

No. 10 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.64%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.69%	1.58%	1.58%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	1.52%	1.52%	1.52%

No. 10 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.57%	0.46%	0.46%
Total Annual Fund Operating Expenses	2.37%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	2.20%	2.20%	2.20%

No. 10 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.57%	0.46%	0.46%
Total Annual Fund Operating Expenses	2.37%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	2.20%	2.20%	2.20%

No. 10 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.77%	0.66%	0.66%
Total Annual Fund Operating Expenses	2.07%	1.96%	1.96%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	1.90%	1.90%	1.90%

No. 10 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.61%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.41%	1.30%	1.30%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	1.24%	1.24%	1.24%

No. 10 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Leaders Fund	Aberdeen Select Equity Fund	Aberdeen Select Equity Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%[6]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.57%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.37%	1.26%	1.26%
Less: Fee Limitation/Expense Reimbursement	0.17%[8]	0.06%[9]	0.06%[9]
Net Annual Fund Operating Expenses	1.20%	1.20%	1.20%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.07% for Class A shares, 0.20% for Class R Shares and 0.04% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.20% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class R, 1.20% for Institutional Service Class, and 1.20% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE MARKET NEUTRAL FUND AND
THE ABERDEEN MARKET NEUTRAL FUND

No. 11 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.07%	0.23%	0.23%
Total of Other Expenses	3.45%	1.61%	1.61%
Total Annual Fund Operating Expenses	4.95%	3.11%	3.11%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.28%	3.11%	3.11%

No. 11 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.07%	0.23%	0.23%
Total of Other Expenses	3.45%	1.61%	1.61%
Total Annual Fund Operating Expenses	5.70%	3.86%	3.86%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	4.03%	3.86%	3.86%

No. 11 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.07%	0.23%	0.23%
Total of Other Expenses	3.45%	1.61%	1.61%
Total Annual Fund Operating Expenses	5.70%	3.86%	3.86%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	4.03%	3.86%	3.86%

No. 11 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.27%	0.43%	0.43%
Total of Other Expenses	3.65%	1.81%	1.81%
Total Annual Fund Operating Expenses	5.40%	3.56%	3.56%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.73%	3.56%	3.56%

No. 11 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.07%	0.23%	0.23%
Total of Other Expenses	3.45%	1.61%	1.61%
Total Annual Fund Operating Expenses	4.70%	2.86%	2.86%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.03%	2.86%	2.86%

No. 11 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund	Aberdeen Market Neutral Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	1.38%	1.38%	1.38%
Remainder of Other Expenses	2.07%	0.23%	0.23%
Total of Other Expenses	3.45%	1.61%	1.61%
Total Annual Fund Operating Expenses	4.70%	2.86%	2.86%
Less: Fee Limitation/Expense Reimbursement	1.67%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	3.03%	2.86%	2.86%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses." However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.
8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.65% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 4.15% for Class A shares, 4.40% for Class R shares and 3.90% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.90% for Class A, 2.65% for Class B, 2.65% for Class C, 2.15% for Class R, 1.65% for Institutional Service Class, and 1.65% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE MID CAP GROWTH LEADERS FUND AND
THE ABERDEEN SELECT MID CAP GROWTH FUND

No. 12 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	0.46%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.51%	1.40%	1.40%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.51%	1.40%	1.40%

No. 12 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.40%	0.33%	0.33%
Total Annual Fund Operating Expenses	2.20%	2.13%	2.13%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.20%	2.13%	2.13%

No. 12 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.40%	0.33%	0.33%
Total Annual Fund Operating Expenses	2.20%	2.13%	2.13%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.20%	2.13%	2.13%

No. 12 D. Class D Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.50%[2]	4.50%[2]	4.50%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.40%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.20%	1.13%	1.13%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.20%	1.13%	1.13%

No. 12 E. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	0.60%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.90%	1.83%	1.83%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.90%	1.83%	1.83%

No. 12 F. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.40%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.20%	1.13%	1.13%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.20%	1.13%	1.13%

No. 12 G. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund	Aberdeen Select Mid Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.40%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.20%	1.13%	1.13%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.20%	1.13%	1.13%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses"

at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.06% for Class A shares of the Nationwide Fund and 0.02% for Class A Shares of the Aberdeen Fund, 0.00% for Class D Shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.20% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.70% for Class A shares, 1.45% for Class D shares, 1.95% for Class R shares and 1.45% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses at the time the expenses are waived.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.49% for Class A, 2.20% for Class B, 2.20% for Class C, 1.20% for Class D, 1.70% for Class R, 1.20% for Institutional Service Class, and 1.20% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE OPTIMAL ALLOCATIONS FUND: DEFENSIVE AND
THE ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE

No. 13 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[5]	2.27%	0.21%	0.21%
Acquired Fund Fees and Expenses[6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	3.42%	1.33%	1.33%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	1.26%	1.23%	1.23%

No. 13 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	2.26%	0.20%	0.20%
Acquired Fund Fees and Expenses[6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	4.16%	2.07%	2.07%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	2.00%	1.97%	1.97%

No. 13 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	2.26%	0.20%	0.20%
Acquired Fund Fees and Expenses[6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	4.16%	2.07%	2.07%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	2.00%	1.97%	1.97%

No. 13 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[5]	2.46%	0.40%	0.40%
Acquired Fund Fees and Expenses [6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	3.86%	1.77%	1.77%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	1.70%	1.67%	1.67%

No. 13 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	2.26%	0.20%	0.20%
Acquired Fund Fees and Expenses [6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	3.16%	1.07%	1.07%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	1.00%	0.97%	0.97%

No. 13 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive	Aberdeen Optimal Allocations Fund: Defensive – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	2.26%	0.20%	0.20%
Acquired Fund Fees and Expenses[6]	0.75%	0.72%	0.72%
Total Annual Fund Operating Expenses†	3.16%	1.07%	1.07%
Less: Fee Limitation/ Expense Reimbursement	2.16%[7]	0.10%[8]	0.10%[8]
Net Annual Fund Operating Expenses	1.00%	0.97%	0.97%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

5  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

6  Because the Optimal Funds invest primarily in mutual funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds' operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how the Optimal Funds' assets are spread among the Underlying Funds.

7  Nationwide and NFA have entered into a written contract limiting operating expenses in each share class to 0.25% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Service Class, and 0.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

†  Expenses are based on the Defensive Fund's projected average net assets for the current fiscal year.

FEE TABLES FOR THE NATIONWIDE OPTIMAL ALLOCATIONS FUND: GROWTH AND
THE ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH

No. 14 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[5]	0.61%	0.56%	0.56%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	2.17%	2.10%	2.10%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	1.67%	1.65%	1.65%

No. 14 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.60%	0.55%	0.55%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	2.91%	2.84%	2.84%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	2.41%	2.39%	2.39%

No. 14 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.60%	0.55%	0.55%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	2.91%	2.84%	2.84%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	2.41%	2.39%	2.39%

No. 14 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[5]	0.80%	0.75%	0.75%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	2.61%	2.54%	2.54%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	2.11%	2.09%	2.09%

No. 14 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.60%	0.55%	0.55%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	1.91%	1.84%	1.84%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	1.41%	1.39%	1.39%

No. 14 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.60%	0.55%	0.55%
Acquired Fund Fees and Expenses[6]	1.16%	1.14%	1.14%
Total Annual Fund Operating Expenses	1.91%	1.84%	1.84%
Less: Fee Limitation/ Expense Reimbursement	0.50%[7]	0.45%[8]	0.45%[8]
Net Annual Fund Operating Expenses	1.41%	1.39%	1.39%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

5  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

6  Because the Optimal Funds invest primarily in mutual funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds'

operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how the Optimal Funds' assets are spread among the Underlying Funds.

7  Nationwide and NFA have entered into a written contract limiting operating expenses in each share class to 0.25% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before NFA would be required to further limit each Optimal Nationwide Fund's expenses at the time the expenses are waived.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Service Class, and 0.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE OPTIMAL ALLOCATIONS FUND: MODERATE AND
THE ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE

No. 15 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[5]	0.33%	0.35%	0.35%
Acquired Fund Fees and Expenses[6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	1.64%	1.66%	1.66%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	1.42%	1.42%	1.42%

No. 15 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.32%	0.34%	0.34%
Acquired Fund Fees and Expenses[6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	2.38%	2.40%	2.40%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	2.16%	2.16%	2.16%

No. 15 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.32%	0.34%	0.34%
Acquired Fund Fees and Expenses[6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	2.38%	2.40%	2.40%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	2.16%	2.16%	2.16%

No. 15 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[5]	0.52%	0.54%	0.54%
Acquired Fund Fees and Expenses[6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	2.08%	2.10%	2.10%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	1.86%	1.86%	1.86%

No. 15 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.32%	0.34%	0.34%
Acquired Fund Fees and Expenses[6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	1.38%	1.40%	1.40%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	1.16%	1.16%	1.16%

No. 15 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate	Aberdeen Optimal Allocations Fund: Moderate – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.32%	0.34%	0.34%
Acquired Fund Fees and Expenses [6]	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	1.38%	1.40%	1.40%
Less: Fee Limitation/ Expense Reimbursement	0.22%[7]	0.24%[8]	0.24%[8]
Net Annual Fund Operating Expenses	1.16%	1.16%	1.16%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

5  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

6  Because the Optimal Funds invest primarily in mutual funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds' operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how the Optimal Funds' assets are spread among the Underlying Funds.

7  Nationwide and NFA have entered into a written contract limiting operating expenses in each share class to 0.25% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Service Class, and 0.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH AND
THE ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH

No. 16 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[5]	0.37%	0.36%	0.36%
Acquired Fund Fees and Expenses [6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	1.84%	1.81%	1.81%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	1.58%	1.56%	1.56%

No. 16 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.36%	0.35%	0.35%
Acquired Fund Fees and Expenses[6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	2.58%	2.55%	2.55%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	2.32%	2.30%	2.30%

No. 16 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.36%	0.35%	0.35%
Acquired Fund Fees and Expenses[6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	2.58%	2.55%	2.55%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	2.32%	2.30%	2.30%

No. 16 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[5]	0.56%	0.55%	0.55%
Acquired Fund Fees and Expenses[6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	2.28%	2.25%	2.25%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	2.02%	2.00%	2.00%

No. 16 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.36%	0.35%	0.35%
Acquired Fund Fees and Expenses[6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	1.58%	1.55%	1.55%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	1.32%	1.30%	1.30%

No. 16 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth	Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Direct Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.36%	0.35%	0.35%
Acquired Fund Fees and Expenses[6]	1.07%	1.05%	1.05%
Total Annual Fund Operating Expenses	1.58%	1.55%	1.55%
Less: Fee Limitation/ Expense Reimbursement	0.26%[7]	0.25%[8]	0.25%[8]
Net Annual Fund Operating Expenses	1.32%	1.30%	1.30%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

5  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

6  Because the Optimal Funds invest primarily in mutual funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds' operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how the Optimal Funds' assets are spread among the Underlying Funds.

7  Nationwide and NFA have entered into a written contract limiting operating expenses in each share class to 0.25% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Service Class, and 0.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE OPTIMAL ALLOCATIONS FUND: SPECIALTY AND
THE ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY

No. 17 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[5]	0.21%	0.26%	0.26%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	1.82%	1.87%	1.87%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	1.72%	1.72%	1.72%

No. 17 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.20%	0.25%	0.25%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	2.56%	2.61%	2.61%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	2.46%	2.46%	2.46%

No. 17 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[5]	0.20%	0.25%	0.25%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	2.56%	2.61%	2.61%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	2.46%	2.46%	2.46%

No. 17 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[5]	0.40%	0.45%	0.45%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	2.26%	2.31%	2.31%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	2.16%	2.16%	2.16%

No. 17 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.20%	0.25%	0.25%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	1.56%	1.61%	1.61%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	1.46%	1.46%	1.46%

No. 17 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)[4]
Management Fees (paid to have the Fund's investments professionally managed)	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[5]	0.20%	0.25%	0.25%
Acquired Fund Fees and Expenses[6]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses	1.56%	1.61%	1.61%
Less: Fee Limitation/ Expense Reimbursement	0.10%[7]	0.15%[8]	0.15%[8]
Net Annual Fund Operating Expenses	1.46%	1.46%	1.46%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

5  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

6  Because the Optimal Funds invest primarily in mutual funds, the Optimal Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares. However, the Optimal Funds indirectly pay a portion of the Underlying Funds' operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how the Optimal Funds' assets are spread among the Underlying Funds.

7  Nationwide and NFA have entered into a written contract limiting operating expenses in each share class to 0.25% at least through May 1, 2009. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 0.75% for Class A shares, 1.00% for Class R shares and 0.50% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Service Class, and 0.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE SMALL CAP CORE FUND AND
THE ABERDEEN SMALL CAP OPPORTUNITIES FUND

No. 18 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	1.45%	0.28%	0.28%
Total Annual Fund Operating Expenses	2.55%	1.38%	1.38%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.51%	1.38%	1.38%

No. 18 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.44%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.29%	2.12%	2.12%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.25%	2.12%	2.12%

No. 18 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.44%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.29%	2.12%	2.12%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.25%	2.12%	2.12%

No. 18 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	1.64%	0.47%	0.47%
Total Annual Fund Operating Expenses	2.99%	1.82%	1.82%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.95%	1.82%	1.82%

No. 18 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.44%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.29%	1.12%	1.12%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.25%	1.12%	1.12%

No. 18 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund	Aberdeen Small Cap Opportunities Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.44%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.29%	1.12%	1.12%
Less: Fee Limitation/Expense Reimbursement	1.04%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.25%	1.12%	1.12%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for

Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.25% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.75% for Class A shares, 2.00% for Class R shares and 1.50% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses at the time the expenses are waived.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class R, 1.25% for Institutional Service Class, and 1.25% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE SMALL CAP FUND AND
THE ABERDEEN SMALL CAP FUND

No. 19 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	0.28%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.34%	1.31%	1.31%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.34%	1.31%	1.31%

No. 19 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[8]	5.00%[8]	5.00%[8]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.23%	0.20%	0.20%
Total Annual Fund Operating Expenses	2.04%	2.01%	2.01%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	2.04%	2.01%	2.01%

No. 19 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[9]	1.00%[9]	1.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.23%	0.20%	0.20%
Total Annual Fund Operating Expenses	2.04%	2.01%	2.01%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	2.04%	2.01%	2.01%

No. 19 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	0.43%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.74%	1.71%	1.71%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.74%	1.71%	1.71%

No. 19 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.33%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.14%	1.11%	1.11%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.14%	1.11%	1.11%

No. 19 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Fund	Aberdeen Small Cap Fund	Aberdeen Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.23%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.04%	1.01%	1.01%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.04%	1.01%	1.01%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 0.50% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.05% for Class A Shares, 0.20% for Class R Shares and 0.10% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.29% for Class A, 2.04% for Class B, 2.04% for Class C, 1.54% for Class R, 1.04% for Institutional Service Class, and 1.04% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

8  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

9  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE SMALL CAP GROWTH OPPORTUNITIES FUND AND
THE ABERDEEN SMALL CAP GROWTH FUND

No. 20 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	1.39%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.59%	1.47%	1.47%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.60%	1.47%	1.47%

No. 20 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.39%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.34%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.35%	2.22%	2.22%

No. 20 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.39%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.34%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.35%	2.22%	2.22%

No. 20 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	1.59%	0.47%	0.47%
Total Annual Fund Operating Expenses	3.04%	1.92%	1.92%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.05%	1.92%	1.92%

No. 20 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.39%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.34%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.35%	1.22%	1.22%

No. 20 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Small Cap Growth Fund	Aberdeen Small Cap Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.39%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.34%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	0.99%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.35%	1.22%	1.22%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in

"Other Expenses" for administrative services fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.35% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.85% for Class R, 1.35% for Institutional Service Class, and 1.35% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE SMALL CAP LEADERS FUND AND
THE ABERDEEN SELECT SMALL CAP FUND

No. 21 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	0.38%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.58%	1.52%	1.52%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.58%	1.52%	1.52%

No. 21 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.37%	0.31%	0.31%
Total Annual Fund Operating Expenses	2.32%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.32%	2.26%	2.26%

No. 21 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.37%	0.31%	0.31%
Total Annual Fund Operating Expenses	2.32%	2.26%	2.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.32%	2.26%	2.26%

No. 21 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	0.57%	0.51%	0.51%
Total Annual Fund Operating Expenses	2.02%	1.96%	1.96%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.02%	1.96%	1.96%

No. 21 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.52%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.47%	1.41%	1.41%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.47%	1.41%	1.41%

No. 21 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund	Aberdeen Select Small Cap Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.37%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.32%	1.26%	1.26%
Less: Fee Limitation/Expense Reimbursement	0.00%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.32%	1.26%	1.26%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains, or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.15% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.35% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses at the time the expenses are waived.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.57% for Class A, 2.32% for Class B, 2.32% for Class C, 1.82% for Class R, 1.32% for Institutional Service Class, and 1.32% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE SMALL CAP VALUE FUND AND
THE ABERDEEN SMALL CAP VALUE FUND

No. 22 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	1.48%	0.28%	0.28%
Total Annual Fund Operating Expenses	2.68%	1.48%	1.48%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.61%	1.48%	1.48%

No. 22 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[9]	5.00%[9]	5.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.47%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.42%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.35%	2.22%	2.22%

No. 22 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[10]	1.00%[10]	1.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	1.47%	0.27%	0.27%
Total Annual Fund Operating Expenses	3.42%	2.22%	2.22%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.35%	2.22%	2.22%

No. 22 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]	1.67%	0.47%	0.47%
Total Annual Fund Operating Expenses	3.12%	1.92%	1.92%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	2.05%	1.92%	1.92%

No. 22 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.47%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.42%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.35%	1.22%	1.22%

No. 22 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund	Aberdeen Small Cap Value Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	1.47%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.42%	1.22%	1.22%
Less: Fee Limitation/Expense Reimbursement	1.07%[7]	0.00%[8]	0.00%[8]
Net Annual Fund Operating Expenses	1.35%	1.22%	1.22%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for

Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.35% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

8  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.85% for Class R, 1.35% for Institutional Service Class, and 1.35% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

9  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

10  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE TAX-FREE INCOME FUND AND
THE ABERDEEN TAX-FREE INCOME FUND

No. 23 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%[2]	4.25%[2]	4.25%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.93%	0.90%	0.90%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	0.93%	0.90%	0.90%

No. 23 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[8]	5.00%[8]	5.00%[8]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.68%	1.65%	1.65%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.68%	1.65%	1.65%

No. 23 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[9]	1.00%[9]	1.00%[9]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.68%	1.65%	1.65%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.68%	1.65%	1.65%

No. 23 D. Class D Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.50%[2]	4.50%[2]	4.50%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.68%	0.65%	0.65%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	0.68%	0.65%	0.65%

No. 23 E. Class X Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.85%	0.85%	0.85%
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.53%	1.50%	1.50%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.53%	1.50%	1.50%

No. 23 F. Class Y Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund	Aberdeen Tax-Free Income Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.50%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.85%	0.85%	0.85%
Other Expenses[6]	0.18%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.53%	1.50%	1.50%
Less: Fee Limitation/Expense Reimbursement	0.00%	0.00%[7]	0.00%[7]
Net Annual Fund Operating Expenses	1.53%	1.50%	1.50%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated.

3  A contingent deferred sales charge (CDSC) of up to 0.75% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class D shares. The full 0.25% in administrative services fees is reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.00% for Class A shares and 0.00% for Class D Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.68% for Class D, 1.53% for Class X, and 1.53% for Class Y at least through May 1, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

8  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

9  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class Y shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE U.S. GROWTH LEADERS FUND AND
THE ABERDEEN SELECT GROWTH FUND

No. 24 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.35%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.50%	1.43%	1.43%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.50%	1.43%	1.43%

No. 24 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.31%	0.24%	0.24%
Total Annual Fund Operating Expenses	2.21%	2.14%	2.14%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.21%	2.14%	2.14%

No. 24 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.31%	0.24%	0.24%
Total Annual Fund Operating Expenses	2.21%	2.14%	2.14%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.21%	2.14%	2.14%

No. 24 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.51%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.91%	1.84%	1.84%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.91%	1.84%	1.84%

No. 24 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.38%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.28%	1.21%	1.21%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.28%	1.21%	1.21%

No. 24 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund	Aberdeen Select Growth Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.90%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.31%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.21%	1.14%	1.14%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.21%	1.14%	1.14%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.04% for Class A shares, 0.20% for Class R Shares and 0.07% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.30% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.80% for Class A shares, 2.05% for Class R shares and 1.55% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.71% for Class R, 1.21% for Institutional Service Class, and 1.21% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE U.S. GROWTH LEADERS LONG-SHORT FUND AND
THE ABERDEEN EQUITY LONG-SHORT FUND

No. 25 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.21%	0.25%	0.25%
Total of Other Expenses	0.90%	0.94%	0.94%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.74%	2.78%	2.78%
Less: Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	2.49%	2.49%	2.49%

No. 25 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[11]	5.00%[11]	5.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.20%	0.24%	0.24%
Total of Other Expenses	0.89%	0.93%	0.93%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	3.48%	3.52%	3.52%
Less: Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	3.23%	3.23%	3.23%

No. 25 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[12]	1.00%[12]	1.00%[12]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.20%	0.24%	0.24%
Total of Other Expenses	0.89%	0.93%	0.93%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	3.48%	3.52%	3.52%
Less: Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	3.23%	3.23%	3.23%

No. 25 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.40%	0.44%	0.44%
Total of Other Expenses	1.09%	1.13%	1.13%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	3.18%	3.22%	3.22%
Less: Amount of Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	2.93%	2.93%	2.93%

No. 25 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.20%	0.24%	0.24%
Total of Other Expenses	0.89%	0.93%	0.93%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.48%	2.52%	2.52%
Less: Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	2.23%	2.23%	2.23%

No. 25 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Equity Long-Short Fund	Aberdeen Equity Long-Short Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[6]
Short-Sale Dividend Expenses[7]	0.69%	0.69%	0.69%
Remainder of Other Expenses	0.20%	0.24%	0.24%
Total of Other Expenses	0.89%	0.93%	0.93%
Acquired Fund Fees and Expenses[8]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.48%	2.52%	2.52%
Less: Fee Limitation/Expense Reimbursement	0.25%[9]	0.29%[10]	0.29%[10]
Net Annual Fund Operating Expenses	2.23%	2.23%	2.23%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1.00% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

7  The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses." However, any such dividend on a security sold short generally reduces the market value of the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

8  Reflects the Fund's investment in shares of one or more other investment companies, as permitted by the Fund's policies.

9  Nationwide and NFA have entered into a written contract under which NFA has agreed to waive an amount equal to 0.25% from its management fee. Pursuant to a separate written contract, NFA has also agreed to limit the Nationwide Fund's operating expenses to 1.65%. Both the waiver and the expense limitation run at least through May 1, 2009 and apply to all share classes. The expense limitation excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreements. If the maximum amount of administrative services fees were charged, the "Total Direct and Nationwide Fund Annual Operating Expenses" could increase to 2.79% for Class A shares, 3.04% for Class R shares and 2.54% for Institutional Service Class shares before NFA would be required to further limit the Nationwide Fund's expenses.

10  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.70% for Class A, 2.45% for Class B, 2.45% for Class C, 1.95% for Class R, 1.45% for Institutional Service Class, and 1.45% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

11  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

12  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

FEE TABLES FOR THE NATIONWIDE WORLDWIDE LEADERS FUND AND
THE ABERDEEN SELECT WORLDWIDE FUND

No. 26 A. Class A Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	5.75%[2]	5.75%[2]
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	None[3]	None[3]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	0.25%	0.25%
Other Expenses[7]	0.36%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.58%	1.57%	1.57%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.58%	1.57%	1.57%

No. 26 B. Class B Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	5.00%[10]	5.00%[10]	5.00%[10]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.35%	0.41%	0.41%
Total Annual Fund Operating Expenses	2.32%	2.31%	2.31%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.32%	2.31%	2.31%

No. 26 C. Class C Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	1.00%[11]	1.00%[11]	1.00%[11]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	1.00%	1.00%	1.00%
Other Expenses[7]	0.35%	0.41%	0.41%
Total Annual Fund Operating Expenses	2.32%	2.31%	2.31%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.32%	2.31%	2.31%

No. 26 D. Class R Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.50%	0.50%	0.50%
Other Expenses[7]	0.55%	0.61%	0.61%
Total Annual Fund Operating Expenses	2.02%	2.01%	2.01%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	2.02%	2.01%	2.01%

No. 26 E. Institutional Service Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.45%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.42%	1.41%	1.41%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.42%	1.41%	1.41%

No. 26 F. Institutional Class Shares

	Actual		Pro forma
Shareholder Fees (Paid Directly From Your Investment)[1]	Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund	Aberdeen Select Worldwide Fund – After Transaction
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[4]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)[5]
Management Fees (paid to have the Fund's investments professionally managed)	0.97%[6]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	None	None
Other Expenses[7]	0.35%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.32%	1.31%	1.31%
Less: Fee Limitation/Expense Reimbursement	0.00%[8]	0.00%[9]	0.00%[9]
Net Annual Fund Operating Expenses	1.32%	1.31%	1.31%

1  If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2  The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.

3  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid.

4  A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends, or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

5  The Nationwide Fund's "Annual Fund Operating Expenses" are based on actual expenses payable by the Nationwide Fund through the fiscal year ending October 31, 2007. The Aberdeen Fund's "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund through the fiscal year ending October 31, 2008.

6  The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund's performance relative to its benchmark. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund's assets and the Fund's performance relative to its benchmark as of October 31, 2007.

7  "Other Expenses" include other ordinary operating expenses of the Fund including administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R and Institutional Service Class shares. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.10% for Institutional Service Class Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

8  Nationwide and NFA have entered into a written contract limiting operating expenses to 1.40% at least through May 1, 2009 for all share classes. This limit excludes certain Nationwide Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Nationwide Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Nationwide Fund's business. Nationwide is authorized to reimburse NFA for management fees previously limited and/or for expenses previously paid by NFA, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which NFA limited the fees or reimbursed the expenses and the reimbursements do not cause the Nationwide Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Limitations/Reimbursements)" could increase to 1.90% for Class A shares and 2.15% for Class R shares before NFA would be required to further limit the Nationwide Fund's expenses.

9  Aberdeen and Aberdeen, Inc. have entered into a written contract limiting operating expenses to 1.57% for Class A, 2.32% for Class B, 2.32% for Class C, 1.82% for Class R, 1.32% for Institutional Service Class, and 1.32% for Institutional Class at least through February 28, 2009. This limit excludes certain Aberdeen Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. Aberdeen is authorized to reimburse Aberdeen, Inc. for management fees previously limited and/or for expenses previously paid by Aberdeen, Inc., provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which Aberdeen, Inc. limited the fees or reimbursed the expenses and the reimbursements do not cause the Aberdeen Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

10  A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years.

11  A CDSC of 1% is charged if you sell Class C shares within the first year after purchase.

Examples. These examples are intended to help you compare the cost of investing in (1) each Nationwide Fund as it currently exists; (2) its corresponding Aberdeen Fund as it currently exists; and (3) the Aberdeen Fund if it acquires the corresponding Nationwide Fund (the "Pro forma") with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower based on these assumptions your costs would be:

No.	Class A Shares*	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$757	$1,138	$1,542	$2,669
	Aberdeen China Opportunities Fund	$755	$1,140	$1,549	$2,686
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$755	$1,140	$1,549	$2,686
2	Nationwide Emerging Markets Fund	$744	$1,097	$1,474	$2,529
	Aberdeen Developing Markets Fund	$744	$1,103	$1,486	$2,557
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$744	$1,103	$1,486	$2,557
3	Nationwide Global Financial Services Fund	$719	$1,022	$1,346	$2,263
	Aberdeen Global Financial Services Fund	$719	$1,022	$1,346	$2,263
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$719	$1,022	$1,346	$2,263
4	Nationwide Health Sciences Fund	$730	$1,057	$1,406	$2,386
	Aberdeen Health Sciences Fund	$730	$1,057	$1,406	$2,386
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$730	$1,057	$1,406	$2,386
5	Nationwide Natural Resources Fund	$713	$1,004	$1,317	$2,200
	Aberdeen Natural Resources Fund	$696	$952	$1,227	$2,010
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$696	$952	$1,227	$2,010
6	Nationwide Technology and Communications Fund	$738	$1,080	$1,445	$2,468
	Aberdeen Technology and Communications Fund	$736	$1,074	$1,435	$2,448
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$736	$1,074	$1,435	$2,448
7	Nationwide Global Utilities Fund	$709	$993	$1,297	$2,158
	Aberdeen Global Utilities Fund	$709	$1,011	$1,333	$2,245
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$709	$1,011	$1,333	$2,245
8	Nationwide Hedged Core Equity Fund	$808	$1,630	$2,465	$4,611
	Aberdeen Hedged Core Equity Fund	$796	$1,255	$1,739	$3,069
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$796	$1,255	$1,739	$3,069
9	Nationwide International Growth Fund	$726	$1,042	$1,381	$2,335
	Aberdeen International Equity Fund	$726	$1,050	$1,397	$2,373
	Pro forma Aberdeen International Equity Fund – After Transaction	$726	$1,050	$1,397	$2,373
10	Nationwide Leaders Fund	$721	$1,061	$1,425	$2,445
	Aberdeen Select Equity Fund	$721	$1,040	$1,381	$2,341
	Pro forma Aberdeen Select Equity Fund – After Transaction	$721	$1,040	$1,381	$2,341
11	Nationwide Market Neutral Fund	$887	$1,836	$2,787	$5,167
	Aberdeen Market Neutral Fund	$871	$1,480	$2,111	$3,799
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$871	$1,480	$2,111	$3,799
12	Nationwide Mid Cap Growth Leaders Fund	$720	$1,025	$1,351	$2,273
	Aberdeen Select Mid Cap Growth Fund	$709	$993	$1,297	$2,158
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$709	$993	$1,297	$2,158
13	Nationwide Optimal Allocations Fund: Defensive	$696	$1,375	$2,076	$3,928
	Aberdeen Optimal Allocations Fund: Defensive	$693	$963	$1,253	$2,076
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$693	$963	$1,253	$2,076
14	Nationwide Optimal Allocations Fund: Growth	$735	$1,170	$1,629	$2,897
	Aberdeen Optimal Allocations Fund: Growth	$733	$1,154	$1,600	$2,833
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$733	$1,154	$1,600	$2,833
15	Nationwide Optimal Allocations Fund: Moderate	$711	$1,042	$1,396	$2,390
	Aberdeen Optimal Allocations Fund: Moderate	$711	$1,046	$1,404	$2,408
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$711	$1,046	$1,404	$2,408

No.	Class A Shares*	1 Year	3 Years	5 Years	10 Years
16	Nationwide Optimal Allocations Fund: Moderate Growth	$726	$1,097	$1,490	$2,589
	Aberdeen Optimal Allocations Fund: Moderate Growth	$725	$1,089	$1,477	$2,560
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$725	$1,089	$1,477	$2,560
17	Nationwide Optimal Allocations Fund: Specialty	$740	$1,105	$1,495	$2,582
	Aberdeen Optimal Allocations Fund: Specialty	$740	$1,115	$1,515	$2,628
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$740	$1,115	$1,515	$2,628
18	Nationwide Small Cap Core Fund	$720	$1,230	$1,765	$3,221
	Aberdeen Small Cap Opportunities Fund	$707	$987	$1,287	$2,137
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$707	$987	$1,287	$2,137
19	Nationwide Small Cap Fund	$704	$975	$1,267	$2,095
	Aberdeen Small Cap Fund	$701	$966	$1,252	$2,063
	Pro forma Aberdeen Small Cap Fund – After Transaction	$701	$966	$1,252	$2,063
20	Nationwide Small Cap Growth Opportunities Fund	$728	$1,245	$1,788	$3,262
	Aberdeen Small Cap Growth Fund	$716	$1,013	$1,332	$2,231
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$716	$1,013	$1,332	$2,231
21	Nationwide Small Cap Leaders Fund	$726	$1,045	$1,386	$2,345
	Aberdeen Select Small Cap Fund	$721	$1,028	$1,356	$2,283
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$721	$1,028	$1,356	$2,283
22	Nationwide Small Cap Value Fund	$729	$1,264	$1,823	$3,340
	Aberdeen Small Cap Value Fund	$717	$1,016	$1,336	$2,242
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$717	$1,016	$1,336	$2,242
23	Nationwide Tax-Free Income Fund	$516	$709	$918	$1,519
	Aberdeen Tax-Free Income Fund	$513	$700	$902	$1,486
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$513	$700	$902	$1,486
24	Nationwide U.S. Growth Leaders Fund	$719	$1,022	$1,346	$2,263
	Aberdeen Select Growth Fund	$712	$1,001	$1,312	$2,190
	Pro forma Aberdeen Select Growth Fund – After Transaction	$712	$1,001	$1,312	$2,190
25	Nationwide U.S. Growth Leaders Long-Short Fund	$813	$1,354	$1,920	$3,452
	Aberdeen Equity Long-Short Fund	$813	$1,362	$1,936	$3,485
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$813	$1,362	$1,936	$3,485
26	Nationwide Worldwide Leaders Fund	$726	$1,045	$1,386	$2,345
	Aberdeen Select Worldwide Fund	$726	$1,042	$1,381	$2,335
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$726	$1,042	$1,381	$2,335

*  Assumes a CDSC does not apply

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$767	$1,120	$1,600	$2,710
	Aberdeen China Opportunities Fund	$765	$1,123	$1,606	$2,727
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$765	$1,123	$1,606	$2,727
2	Nationwide Emerging Markets Fund	$745	$1,055	$1,491	$2,517
	Aberdeen Developing Markets Fund	$745	$1,061	$1,503	$2,545
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$745	$1,061	$1,503	$2,545
3	Nationwide Global Financial Services Fund	$722	$985	$1,375	$2,267
	Aberdeen Global Financial Services Fund	$722	$985	$1,375	$2,267
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$722	$985	$1,375	$2,267
4	Nationwide Health Sciences Fund	$729	$1,006	$1,410	$2,359
	Aberdeen Health Sciences Fund	$729	$1,006	$1,410	$2,359
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$729	$1,006	$1,410	$2,359
5	Nationwide Natural Resources Fund	$719	$976	$1,359	$2,225
	Aberdeen Natural Resources Fund	$701	$921	$1,268	$2,033
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$701	$921	$1,268	$2,033

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
6	Nationwide Technology and Communications Fund	$741	$1,042	$1,470	$2,468
	Aberdeen Technology and Communications Fund	$739	$1,036	$1,460	$2,448
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$739	$1,036	$1,460	$2,448
7	Nationwide Global Utilities Fund	$716	$967	$1,394	$2,189
	Aberdeen Global Utilities Fund	$716	$986	$1,382	$2,277
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$716	$986	$1,382	$2,277
8	Nationwide Hedged Core Equity Fund	$822	$1,634	$2,547	$4,667
	Aberdeen Hedged Core Equity Fund	$809	$1,245	$1,806	$3,118
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$809	$1,245	$1,806	$3,118
9	Nationwide International Growth Fund	$727	$1,000	$1,400	$2,327
	Aberdeen International Equity Fund	$727	$1,009	$1,416	$2,366
	Pro forma Aberdeen International Equity Fund – After Transaction	$727	$1,009	$1,416	$2,366
10	Nationwide Leaders Fund	$723	$1,023	$1,450	$2,445
	Aberdeen Select Equity Fund	$723	$1,001	$1,405	$2,340
	Pro forma Aberdeen Select Equity Fund – After Transaction	$723	$1,001	$1,405	$2,340
11	Nationwide Market Neutral Fund	$905	$1,848	$2,875	$5,225
	Aberdeen Market Neutral Fund	$888	$1,478	$2,186	$3,851
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$888	$1,478	$2,186	$3,851
12	Nationwide Mid Cap Growth Leaders Fund	$723	$988	$1,380	$2,278
	Aberdeen Select Mid Cap Growth Fund	$716	$967	$1,344	$2,189
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$716	$967	$1,344	$2,189
13	Nationwide Optimal Allocations Fund: Defensive	$703	$1,367	$2,146	$3,977
	Aberdeen Optimal Allocations Fund: Defensive	$700	$939	$1,304	$2,114
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$700	$939	$1,304	$2,114
14	Nationwide Optimal Allocations Fund: Growth	$744	$1,154	$1,689	$2,940
	Aberdeen Optimal Allocations Fund: Growth	$742	$1,138	$1,659	$2,875
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$742	$1,138	$1,659	$2,875
15	Nationwide Optimal Allocations Fund: Moderate	$719	$1,021	$1,451	$2,429
	Aberdeen Optimal Allocations Fund: Moderate	$719	$1,026	$1,459	$2,448
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$719	$1,026	$1,459	$2,448
16	Nationwide Optimal Allocations Fund: Moderate Growth	$726	$1,097	$1,490	$2,589
	Aberdeen Optimal Allocations Fund: Moderate Growth	$733	$1,070	$1,533	$2,601
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$733	$1,070	$1,533	$2,601
17	Nationwide Optimal Allocations Fund: Specialty	$749	$1,087	$1,551	$2,622
	Aberdeen Optimal Allocations Fund: Specialty	$749	$1,097	$1,572	$2,669
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$749	$1,097	$1,572	$2,669
18	Nationwide Small Cap Core Fund	$728	$1,216	$1,827	$3,266
	Aberdeen Small Cap Opportunities Fund	$715	$964	$1,339	$2,175
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$715	$964	$1,339	$2,175
19	Nationwide Small Cap Fund	$707	$940	$1,298	$2,105
	Aberdeen Small Cap Fund	$704	$930	$1,083	$2,073
	Pro forma Aberdeen Small Cap Fund – After Transaction	$704	$930	$1,083	$2,073
20	Nationwide Small Cap Growth Opportunities Fund	$738	$1,235	$1,856	$3,313
	Aberdeen Small Cap Growth Fund	$725	$994	$1,390	$2,276
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$725	$994	$1,390	$2,276
21	Nationwide Small Cap Leaders Fund	$735	$1,024	$1,440	$2,384
	Aberdeen Select Small Cap Fund	$729	$1,006	$1,410	$2,322
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$729	$1,006	$1,410	$2,322
22	Nationwide Small Cap Value Fund	$738	$1,251	$1,887	$3,385
	Aberdeen Small Cap Value Fund	$725	$994	$1,390	$2,280
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$725	$994	$1,390	$2,280

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
23	Nationwide Tax-Free Income Fund	$671	$830	$1,113	$1,694
	Aberdeen Tax-Free Income Fund	$668	$820	$1,097	$1,661
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$668	$820	$1,097	$1,661
24	Nationwide U.S. Growth Leaders Fund	$724	$991	$1,385	$2,281
	Aberdeen Select Growth Fund	$717	$970	$1,349	$2,207
	Pro forma Aberdeen Select Growth Fund – After Transaction	$717	$970	$1,349	$2,207
25	Nationwide U.S. Growth Leaders Long-Short Fund	$826	$1,345	$1,986	$3,497
	Aberdeen Equity Long-Short Fund	$826	$1,353	$2,002	$3,531
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$826	$1,353	$2,002	$3,531
26	Nationwide Worldwide Leaders Fund	$735	$1,024	$1,440	$2,384
	Aberdeen Select Worldwide Fund	$734	$1,021	$1,435	$2,374
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$734	$1,021	$1,435	$2,374
No.	Class C Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$367	$820	$1,400	$2,973
	Aberdeen China Opportunities Fund	$365	$823	$1,406	$2,990
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$365	$823	$1,406	$2,990
2	Nationwide Emerging Markets Fund	$345	$755	$1,291	$2,756
	Aberdeen Developing Markets Fund	$345	$761	$1,303	$2,784
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$345	$761	$1,303	$2,784
3	Nationwide Global Financial Services Fund	$322	$685	$1,175	$2,524
	Aberdeen Global Financial Services Fund	$322	$685	$1,175	$2,524
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$322	$685	$1,175	$2,524
4	Nationwide Health Sciences Fund	$329	$706	$1,210	$2,595
	Aberdeen Health Sciences Fund	$329	$706	$1,210	$2,595
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$329	$706	$1,210	$2,595
5	Nationwide Natural Resources Fund	$319	$676	$1,159	$2,493
	Aberdeen Natural Resources Fund	$301	$621	$1,068	$2,306
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$301	$621	$1,068	$2,306
6	Nationwide Technology and Communications Fund	$341	$742	$1,270	$2,716
	Aberdeen Technology and Communications Fund	$339	$736	$1,260	$2,696
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$339	$736	$1,260	$2,696
7	Nationwide Global Utilities Fund	$316	$667	$1,144	$2,462
	Aberdeen Global Utilities Fund	$316	$686	$1,182	$2,547
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$316	$686	$1,182	$2,547
8	Nationwide Hedged Core Equity Fund	$422	$1,334	$2,347	$4,882
	Aberdeen Hedged Core Equity Fund	$409	$945	$1,606	$3,374
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$409	$945	$1,606	$3,374
9	Nationwide International Growth Fund	$327	$700	$1,200	$2,575
	Aberdeen International Equity Fund	$327	$709	$1,216	$2,612
	Pro forma Aberdeen International Equity Fund – After Transaction	$327	$709	$1,216	$2,612
10	Nationwide Leaders Fund	$323	$723	$1,250	$2,693
	Aberdeen Select Equity Fund	$323	$701	$1,205	$2,590
	Pro forma Aberdeen Select Equity Fund – After Transaction	$323	$701	$1,205	$2,590
11	Nationwide Market Neutral Fund	$505	$1,548	$2,675	$5,424
	Aberdeen Market Neutral Fund	$488	$1,178	$1,986	$4,087
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$488	$1,178	$1,986	$4,087
12	Nationwide Mid Cap Growth Leaders Fund	$323	$688	$1,180	$2,534
	Aberdeen Select Mid Cap Growth Fund	$316	$667	$1,144	$2,462
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$316	$667	$1,144	$2,462
13	Nationwide Optimal Allocations Fund: Defensive	$303	$1,067	$1,946	$4,208
	Aberdeen Optimal Allocations Fund: Defensive	$300	$639	$1,104	$2,392
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$300	$639	$1,104	$2,392

No.	Class C Shares	1 Year	3 Years	5 Years	10 Years
14	Nationwide Optimal Allocations Fund: Growth	$344	$854	$1,489	$3,197
	Aberdeen Optimal Allocations Fund: Growth	$342	$838	$1,459	$3,134
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$342	$838	$1,459	$3,134
15	Nationwide Optimal Allocations Fund: Moderate	$319	$721	$1,251	$2,700
	Aberdeen Optimal Allocations Fund: Moderate	$319	$726	$1,259	$2,718
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$319	$726	$1,259	$2,718
16	Nationwide Optimal Allocations Fund: Moderate Growth	$335	$778	$1,347	$2,895
	Aberdeen Optimal Allocations Fund: Moderate Growth	$333	$770	$1,333	$2,867
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$333	$770	$1,333	$2,867
17	Nationwide Optimal Allocations Fund: Specialty	$349	$787	$1,351	$2,888
	Aberdeen Optimal Allocations Fund: Specialty	$349	$797	$1,372	$2,933
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$349	$797	$1,372	$2,933
18	Nationwide Small Cap Core Fund	$328	$916	$1,627	$3,515
	Aberdeen Small Cap Opportunities Fund	$315	$664	$1,139	$2,452
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$315	$664	$1,139	$2,452
19	Nationwide Small Cap Fund	$307	$640	$1,098	$2,369
	Aberdeen Small Cap Fund	$304	$630	$1,083	$2,338
	Pro forma Aberdeen Small Cap Fund – After Transaction	$304	$630	$1,083	$2,338
20	Nationwide Small Cap Growth Opportunities Fund	$338	$935	$1,656	$3,564
	Aberdeen Small Cap Growth Fund	$325	$694	$1,190	$2,554
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$325	$694	$1,190	$2,554
21	Nationwide Small Cap Leaders Fund	$335	$724	$1,240	$2,656
	Aberdeen Select Small Cap Fund	$329	$706	$1,210	$2,595
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$329	$706	$1,210	$2,595
22	Nationwide Small Cap Value Fund	$338	$951	$1,687	$3,632
	Aberdeen Small Cap Value Fund	$325	$694	$1,190	$2,554
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$325	$694	$1,190	$2,554
23	Nationwide Tax-Free Income Fund	$271	$530	$913	$1,987
	Aberdeen Tax-Free Income Fund	$268	$520	$897	$1,955
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$268	$520	$897	$1,955
24	Nationwide U.S. Growth Leaders Fund	$324	$691	$1,185	$2,544
	Aberdeen Select Growth Fund	$317	$670	$1,149	$2,472
	Pro forma Aberdeen Select Growth Fund – After Transaction	$317	$670	$1,149	$2,472
25	Nationwide U.S. Growth Leaders Long-Short Fund	$426	$1,045	$1,786	$3,740
	Aberdeen Equity Long-Short Fund	$426	$1,053	$1,802	$3,773
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$426	$1,053	$1,802	$3,773
26	Nationwide Worldwide Leaders Fund	$335	$724	$1,240	$2,656
	Aberdeen Select Worldwide Fund	$334	$721	$1,235	$2,646
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$334	$721	$1,235	$2,646
No.	Class D Shares	1 Year	3 Years	5 Years	10 Years
12	Nationwide Mid Cap Growth Leaders Fund	$567	$814	$1,080	$1,839
	Aberdeen Select Mid Cap Growth Fund	$560	$793	$1,044	$1,763
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$560	$793	$1,044	$1,763
23	Nationwide Tax-Free Income Fund	$516	$658	$812	$1,258
	Aberdeen Tax-Free Income Fund	$513	$649	$796	$1,224
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$513	$649	$796	$1,224
No.	Class R Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$237	$730	$1,250	$2,676
	Aberdeen China Opportunities Fund	$235	$733	$1,257	$2,693
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$235	$733	$1,257	$2,693

No.	Class R Shares	1 Year	3 Years	5 Years	10 Years
2	Nationwide Emerging Markets Fund	$215	$664	$1,139	$2,452
	Aberdeen Developing Markets Fund	$215	$670	$1,152	$2,480
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$215	$670	$1,152	$2,480
3	Nationwide Global Financial Services Fund	$192	$594	$1,021	$2,212
	Aberdeen Global Financial Services Fund	$192	$594	$1,021	$2,212
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$192	$594	$1,021	$2,212
4	Nationwide Health Sciences Fund	$199	$615	$1,057	$2,285
	Aberdeen Health Sciences Fund	$199	$615	$1,057	$2,285
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$199	$615	$1,057	$2,285
5	Nationwide Natural Resources Fund	$189	$585	$1,006	$2,180
	Aberdeen Natural Resources Fund	$171	$530	$913	$1,987
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$171	$530	$913	$1,987
6	Nationwide Technology and Communications Fund	$211	$652	$1,119	$2,410
	Aberdeen Technology and Communications Fund	$209	$646	$1,108	$2,390
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$209	$646	$1,108	$2,390
7	Nationwide Global Utilities Fund	$186	$576	$990	$2,148
	Aberdeen Global Utilities Fund	$186	$594	$1,028	$2,236
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$186	$594	$1,028	$2,236
8	Nationwide Hedged Core Equity Fund	$292	$1,249	$2,212	$4,648
	Aberdeen Hedged Core Equity Fund	$279	$856	$1,459	$3,090
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$279	$856	$1,459	$3,090
9	Nationwide International Growth Fund	$197	$609	$1,047	$2,264
	Aberdeen International Equity Fund	$197	$618	$1,064	$2,303
	Pro forma Aberdeen International Equity Fund – After Transaction	$197	$618	$1,064	$2,303
10	Nationwide Leaders Fund	$193	$632	$1,098	$2,387
	Aberdeen Select Equity Fund	$193	$609	$1,052	$2,280
	Pro forma Aberdeen Select Equity Fund – After Transaction	$193	$609	$1,052	$2,280
11	Nationwide Market Neutral Fund	$375	$1,465	$2,545	$5,209
	Aberdeen Market Neutral Fund	$359	$1,091	$1,845	$3,827
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$359	$1,091	$1,845	$3,827
12	Nationwide Mid Cap Growth Leaders Fund	$193	$597	$1,026	$2,222
	Aberdeen Select Mid Cap Growth Fund	$186	$576	$990	$2,148
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$186	$576	$990	$2,148
13	Nationwide Optimal Allocations Fund: Defensive	$173	$979	$1,804	$3,951
	Aberdeen Optimal Allocations Fund: Defensive	$170	$547	$950	$2,076
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$170	$547	$950	$2,076
14	Nationwide Optimal Allocations Fund: Growth	$214	$764	$1,341	$2,907
	Aberdeen Optimal Allocations Fund: Growth	$212	$748	$1,310	$2,842
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$212	$748	$1,310	$2,842
15	Nationwide Optimal Allocations Fund: Moderate	$189	$631	$1,098	$2,393
	Aberdeen Optimal Allocations Fund: Moderate	$189	$635	$1,107	$2,412
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$189	$635	$1,107	$2,412
16	Nationwide Optimal Allocations Fund: Moderate Growth	$205	$687	$1,197	$2,595
	Aberdeen Optimal Allocations Fund: Moderate Growth	$203	$679	$1,182	$2,566
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$203	$679	$1,182	$2,566
17	Nationwide Optimal Allocations Fund: Specialty	$219	$697	$1,201	$2,587
	Aberdeen Optimal Allocations Fund: Specialty	$219	$707	$1,222	$2,634
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$219	$707	$1,222	$2,634
18	Nationwide Small Cap Core Fund	$198	$827	$1,481	$3,235
	Aberdeen Small Cap Opportunities Fund	$185	$573	$985	$2,137
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$185	$573	$985	$2,137

No.	Class R Shares	1 Year	3 Years	5 Years	10 Years
19	Nationwide Small Cap Fund	$177	$548	$944	$2,052
	Aberdeen Small Cap Fund	$174	$539	$928	$2,019
	Pro forma Aberdeen Small Cap Fund – After Transaction	$174	$539	$928	$2,019
20	Nationwide Small Cap Growth Opportunities Fund	$208	$846	$1,510	$3,286
	Aberdeen Small Cap Growth Fund	$195	$603	$1,037	$2,243
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$195	$603	$1,037	$2,243
21	Nationwide Small Cap Leaders Fund	$205	$634	$1,088	$2,348
	Aberdeen Select Small Cap Fund	$199	$615	$1,057	$2,285
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$199	$615	$1,057	$2,285
22	Nationwide Small Cap Value Fund	$208	$863	$1,542	$3,355
	Aberdeen Small Cap Value Fund	$195	$603	$1,037	$2,243
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$195	$603	$1,037	$2,243
24	Nationwide U.S. Growth Leaders Fund	$194	$600	$1,032	$2,233
	Aberdeen Select Growth Fund	$187	$579	$995	$2,159
	Pro forma Aberdeen Select Growth Fund – After Transaction	$187	$579	$995	$2,159
25	Nationwide U.S. Growth Leaders Long-Short Fund	$296	$957	$1,642	$3,468
	Aberdeen Equity Long-Short Fund	$296	$965	$1,658	$3,502
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$296	$965	$1,658	$3,502
26	Nationwide Worldwide Leaders Fund	$205	$634	$1,088	$2,348
	Aberdeen Select Worldwide Fund	$204	$630	$1,083	$2,338
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$204	$630	$1,083	$2,338
No.	Institutional Service Class Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$167	$517	$892	$1,944
	Aberdeen China Opportunities Fund	$165	$520	$898	$1,962
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$165	$520	$898	$1,962
2	Nationwide Emerging Markets Fund	$145	$449	$776	$1,702
	Aberdeen Developing Markets Fund	$145	$456	$789	$1,733
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$145	$456	$789	$1,733
3	Nationwide Global Financial Services Fund	$121	$378	$654	$1,443
	Aberdeen Global Financial Services Fund	$121	$378	$654	$1,443
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$121	$378	$654	$1,443
4	Nationwide Health Sciences Fund	$128	$400	$692	$1,523
	Aberdeen Health Sciences Fund	$128	$400	$692	$1,523
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$128	$400	$692	$1,523
5	Nationwide Natural Resources Fund	$118	$368	$638	$1,409
	Aberdeen Natural Resources Fund	$100	$312	$542	$1,201
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$100	$312	$542	$1,201
6	Nationwide Technology and Communications Fund	$140	$437	$755	$1,657
	Aberdeen Technology and Communications Fund	$138	$431	$745	$1,635
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$138	$431	$745	$1,635
7	Nationwide Global Utilities Fund	$115	$359	$622	$1,375
	Aberdeen Global Utilities Fund	$115	$378	$662	$1,469
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$115	$378	$662	$1,469
8	Nationwide Hedged Core Equity Fund	$222	$1,047	$1,889	$4,070
	Aberdeen Hedged Core Equity Fund	$209	$646	$1,108	$2,390
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$209	$646	$1,108	$2,390
9	Nationwide International Growth Fund	$126	$393	$681	$1,500
	Aberdeen International Equity Fund	$126	$402	$698	$1,542
	Pro forma Aberdeen International Equity Fund – After Transaction	$126	$402	$698	$1,542
10	Nationwide Leaders Fund	$126	$430	$755	$1,676
	Aberdeen Select Equity Fund	$126	$406	$707	$1,562
	Pro forma Aberdeen Select Equity Fund – After Transaction	$126	$406	$707	$1,562

No.	Institutional Service Class Shares	1 Year	3 Years	5 Years	10 Years
11	Nationwide Market Neutral Fund	$306	$1,267	$2,235	$4,678
	Aberdeen Market Neutral Fund	$289	$886	$1,508	$3,185
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$289	$886	$1,508	$3,185
12	Nationwide Mid Cap Growth Leaders Fund	$122	$381	$660	$1,455
	Aberdeen Select Mid Cap Growth Fund	$115	$359	$622	$1,375
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$115	$359	$622	$1,375
13	Nationwide Optimal Allocations Fund: Defensive	$102	$771	$1,466	$3,316
	Aberdeen Optimal Allocations Fund: Defensive	$99	$330	$580	$1,297
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$99	$330	$580	$1,297
14	Nationwide Optimal Allocations Fund: Growth	$144	$552	$985	$2,192
	Aberdeen Optimal Allocations Fund: Growth	$142	$535	$954	$2,122
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$142	$535	$954	$2,122
15	Nationwide Optimal Allocations Fund: Moderate	$118	$415	$734	$1,638
	Aberdeen Optimal Allocations Fund: Moderate	$118	$420	$743	$1,659
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$118	$420	$743	$1,659
16	Nationwide Optimal Allocations Fund: Moderate Growth	$134	$473	$836	$1,856
	Aberdeen Optimal Allocations Fund: Moderate Growth	$132	$465	$821	$1,824
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$132	$465	$821	$1,824
17	Nationwide Optimal Allocations Fund: Specialty	$149	$483	$840	$1,848
	Aberdeen Optimal Allocations Fund: Specialty	$149	$493	$862	$1,898
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$149	$493	$862	$1,898
18	Nationwide Small Cap Core Fund	$127	$615	$1,130	$2,545
	Aberdeen Small Cap Opportunities Fund	$114	$356	$617	$1,363
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$114	$356	$617	$1,363
19	Nationwide Small Cap Fund	$116	$362	$628	$1,386
	Aberdeen Small Cap Fund	$113	$353	$612	$1,352
	Pro forma Aberdeen Small Cap Fund – After Transaction	$113	$353	$612	$1,352
20	Nationwide Small Cap Growth Opportunities Fund	$137	$636	$1,160	$2,600
	Aberdeen Small Cap Growth Fund	$124	$387	$670	$1,477
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$124	$387	$670	$1,477
21	Nationwide Small Cap Leaders Fund	$150	$465	$803	$1,757
	Aberdeen Select Small Cap Fund	$144	$446	$771	$1,691
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$144	$446	$771	$1,691
22	Nationwide Small Cap Value Fund	$137	$652	$1,194	$2,675
	Aberdeen Small Cap Value Fund	$124	$387	$670	$1,477
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$124	$387	$670	$1,477
24	Nationwide U.S. Growth Leaders Fund	$130	$406	$702	$1,545
	Aberdeen Select Growth Fund	$123	$384	$665	$1,466
	Pro forma Aberdeen Select Growth Fund – After Transaction	$123	$384	$665	$1,466
25	Nationwide U.S. Growth Leaders Long-Short Fund	$226	$749	$1,298	$2,797
	Aberdeen Equity Long-Short Fund	$226	$757	$1,315	$2,834
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$226	$757	$1,315	$2,834
26	Nationwide Worldwide Leaders Fund	$145	$449	$776	$1,702
	Aberdeen Select Worldwide Fund	$144	$446	$771	$1,691
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$144	$446	$771	$1,691
No.	Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$167	$517	$892	$1,944
	Aberdeen China Opportunities Fund	$165	$520	$898	$1,962
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$165	$520	$898	$1,962

No.	Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
2	Nationwide Emerging Markets Fund	$145	$449	$776	$1,702
	Aberdeen Developing Markets Fund	$145	$456	$789	$1,733
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$145	$456	$789	$1,733
3	Nationwide Global Financial Services Fund	$121	$378	$654	$1,443
	Aberdeen Global Financial Services Fund	$121	$378	$654	$1,443
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$121	$378	$654	$1,443
4	Nationwide Health Sciences Fund	$128	$400	$692	$1,523
	Aberdeen Health Sciences Fund	$128	$400	$692	$1,523
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$128	$400	$692	$1,523
5	Nationwide Natural Resources Fund	$118	$368	$638	$1,409
	Aberdeen Natural Resources Fund	$100	$312	$542	$1,201
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$100	$312	$542	$1,201
6	Nationwide Technology and Communications Fund	$140	$437	$755	$1,657
	Aberdeen Technology and Communications Fund	$138	$431	$745	$1,635
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$138	$431	$745	$1,635
7	Nationwide Global Utilities Fund	$115	$359	$622	$1,375
	Aberdeen Global Utilities Fund	$115	$378	$662	$1,469
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$115	$378	$662	$1,469
8	Nationwide Hedged Core Equity Fund	$222	$1,047	$1,889	$4,070
	Aberdeen Hedged Core Equity Fund	$209	$646	$1,108	$2,390
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$209	$646	$1,108	$2,390
9	Nationwide International Growth Fund	$126	$393	$681	$1,500
	Aberdeen International Equity Fund	$126	$402	$698	$1,542
	Pro forma Aberdeen International Equity Fund – After Transaction	$126	$402	$698	$1,542
10	Nationwide Leaders Fund	$122	$417	$734	$1,632
	Aberdeen Select Equity Fund	$122	$394	$686	$1,517
	Pro forma Aberdeen Select Equity Fund – After Transaction	$122	$394	$686	$1,517
11	Nationwide Market Neutral Fund	$306	$1,267	$2,235	$4,678
	Aberdeen Market Neutral Fund	$289	$886	$1,508	$3,185
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$289	$886	$1,508	$3,185
12	Nationwide Mid Cap Growth Leaders Fund	$122	$381	$660	$1,455
	Aberdeen Select Mid Cap Growth Fund	$115	$359	$622	$1,375
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$115	$359	$622	$1,375
13	Nationwide Optimal Allocations Fund: Defensive	$102	$771	$1,466	$3,316
	Aberdeen Optimal Allocations Fund: Defensive	$99	$330	$580	$1,297
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$99	$330	$580	$1,297
14	Nationwide Optimal Allocations Fund: Growth	$144	$552	$985	$2,192
	Aberdeen Optimal Allocations Fund: Growth	$142	$535	$954	$2,122
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$142	$535	$954	$2,122
15	Nationwide Optimal Allocations Fund: Moderate	$118	$415	$734	$1,638
	Aberdeen Optimal Allocations Fund: Moderate	$118	$420	$743	$1,659
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$118	$420	$743	$1,659
16	Nationwide Optimal Allocations Fund: Moderate Growth	$134	$473	$836	$1,856
	Aberdeen Optimal Allocations Fund: Moderate Growth	$132	$465	$821	$1,824
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$132	$465	$821	$1,824
17	Nationwide Optimal Allocations Fund: Specialty	$149	$483	$840	$1,848
	Aberdeen Optimal Allocations Fund: Specialty	$149	$493	$862	$1,898
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$149	$493	$862	$1,898
18	Nationwide Small Cap Core Fund	$127	$615	$1,130	$2,545
	Aberdeen Small Cap Opportunities Fund	$114	$356	$617	$1,363
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$114	$356	$617	$1,363

No.	Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
19	Nationwide Small Cap Fund	$106	$331	$574	$1,271
	Aberdeen Small Cap Fund	$103	$322	$558	$1,236
	Pro forma Aberdeen Small Cap Fund – After Transaction	$103	$322	$558	$1,236
20	Nationwide Small Cap Growth Opportunities Fund	$137	$636	$1,160	$2,600
	Aberdeen Small Cap Growth Fund	$124	$387	$670	$1,477
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$124	$387	$670	$1,477
21	Nationwide Small Cap Leaders Fund	$134	$418	$723	$1,590
	Aberdeen Select Small Cap Fund	$128	$400	$692	$1,523
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$128	$400	$692	$1,523
22	Nationwide Small Cap Value Fund	$137	$652	$1,194	$2,675
	Aberdeen Small Cap Value Fund	$124	$387	$670	$1,477
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$124	$387	$670	$1,477
24	Nationwide U.S. Growth Leaders Fund	$123	$384	$665	$1,466
	Aberdeen Select Growth Fund	$116	$362	$628	$1,386
	Pro forma Aberdeen Select Growth Fund – After Transaction	$116	$362	$628	$1,386
25	Nationwide U.S. Growth Leaders Long-Short Fund	$226	$749	$1,298	$2,797
	Aberdeen Equity Long-Short Fund	$226	$757	$1,315	$2,834
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$226	$757	$1,315	$2,834
26	Nationwide Worldwide Leaders Fund	$134	$418	$723	$1,590
	Aberdeen Select Worldwide Fund	$133	$415	$718	$1,579
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$133	$415	$718	$1,579
No.	Class X Shares	1 Year	3 Years	5 Years	10 Years
23	Nationwide Tax-Free Income Fund	$656	$783	$1,034	$1,586
	Aberdeen Tax-Free Income Fund	$653	$774	$1,018	$1,552
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$653	$774	$1,018	$1,552
No.	Class Y Shares	1 Year	3 Years	5 Years	10 Years
23	Nationwide Tax-Free Income Fund	$256	$483	$834	$1,824
	Aberdeen Tax-Free Income Fund	$253	$474	$818	$1,791
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$253	$474	$818	$1,791

You would pay the following expenses on the same investment if you did not sell your shares**:

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$267	$820	$1,400	$2,710
	Aberdeen China Opportunities Fund	$265	$823	$1,406	$2,727
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$265	$823	$1,406	$2,727
2	Nationwide Emerging Markets Fund	$245	$755	$1,291	$2,517
	Aberdeen Developing Markets Fund	$245	$761	$1,303	$2,545
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$245	$761	$1,303	$2,545
3	Nationwide Global Financial Services Fund	$222	$685	$1,175	$2,267
	Aberdeen Global Financial Services Fund	$222	$685	$1,175	$2,267
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$222	$685	$1,175	$2,267
4	Nationwide Health Sciences Fund	$229	$706	$1,210	$2,359
	Aberdeen Health Sciences Fund	$229	$706	$1,210	$2,359
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$229	$706	$1,210	$2,359
5	Nationwide Natural Resources Fund	$219	$676	$1,159	$2,225
	Aberdeen Natural Resources Fund	$201	$621	$1,068	$2,033
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$201	$621	$1,068	$2,033
6	Nationwide Technology and Communications Fund	$241	$742	$1,270	$2,468
	Aberdeen Technology and Communications Fund	$239	$736	$1,260	$2,448
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$239	$736	$1,260	$2,448

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
7	Nationwide Global Utilities Fund	$216	$667	$1,444	$2,189
	Aberdeen Global Utilities Fund	$216	$686	$1,182	$2,277
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$216	$686	$1,182	$2,277
8	Nationwide Hedged Core Equity Fund	$322	$1,334	$2,347	$4,667
	Aberdeen Hedged Core Equity Fund	$309	$945	$1,606	$3,118
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$309	$945	$1,606	$3,118
9	Nationwide International Growth Fund	$227	$700	$1,200	$2,327
	Aberdeen International Equity Fund	$227	$709	$1,216	$2,366
	Pro forma Aberdeen International Equity Fund – After Transaction	$227	$709	$1,216	$2,366
10	Nationwide Leaders Fund	$223	$723	$1,250	$2,445
	Aberdeen Select Equity Fund	$223	$701	$1,205	$2,340
	Pro forma Aberdeen Select Equity Fund – After Transaction	$223	$701	$1,205	$2,340
11	Nationwide Market Neutral Fund	$405	$1,548	$2,675	$5,225
	Aberdeen Market Neutral Fund	$388	$1,178	$1,986	$3,851
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$388	$1,178	$1,986	$3,851
12	Nationwide Mid Cap Growth Leaders Fund	$223	$688	$1,180	$2,278
	Aberdeen Select Mid Cap Growth Fund	$216	$667	$1,144	$2,189
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$216	$667	$1,144	$2,189
13	Nationwide Optimal Allocations Fund: Defensive	$203	$1,067	$1,946	$3,977
	Aberdeen Optimal Allocations Fund: Defensive	$200	$639	$1,104	$2,114
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$200	$639	$1,104	$2,114
14	Nationwide Optimal Allocations Fund: Growth	$244	$854	$1,489	$2,940
	Aberdeen Optimal Allocations Fund: Growth	$242	$838	$1,459	$2,875
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$242	$838	$1,459	$2,875
15	Nationwide Optimal Allocations Fund: Moderate	$219	$721	$1,251	$2,429
	Aberdeen Optimal Allocations Fund: Moderate	$219	$726	$1,259	$2,448
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$219	$726	$1,259	$2,448
16	Nationwide Optimal Allocations Fund: Moderate Growth	$235	$778	$1,347	$2,630
	Aberdeen Optimal Allocations Fund: Moderate Growth	$233	$770	$1,333	$2,601
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$233	$770	$1,333	$2,601
17	Nationwide Optimal Allocations Fund: Specialty	$249	$787	$1,351	$2,622
	Aberdeen Optimal Allocations Fund: Specialty	$249	$797	$1,372	$2,669
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$249	$797	$1,372	$2,669
18	Nationwide Small Cap Core Fund	$228	$916	$1,627	$3,266
	Aberdeen Small Cap Opportunities Fund	$215	$664	$1,139	$2,175
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$215	$664	$1,139	$2,175
19	Nationwide Small Cap Fund	$207	$640	$1,098	$2,105
	Aberdeen Small Cap Fund	$204	$630	$1,083	$2,073
	Pro forma Aberdeen Small Cap Fund – After Transaction	$204	$630	$1,083	$2,073
20	Nationwide Small Cap Growth Opportunities Fund	$238	$935	$1,656	$3,313
	Aberdeen Small Cap Growth Fund	$225	$694	$1,190	$2,276
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$225	$694	$1,190	$2,276
21	Nationwide Small Cap Leaders Fund	$235	$724	$1,240	$2,384
	Aberdeen Select Small Cap Fund	$229	$706	$1,210	$2,322
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$229	$706	$1,210	$2,322
22	Nationwide Small Cap Value Fund	$238	$951	$1,687	$3,385
	Aberdeen Small Cap Value Fund	$225	$694	$1,190	$2,280
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$225	$694	$1,190	$2,280
23	Nationwide Tax-Free Income Fund	$171	$530	$913	$1,694
	Aberdeen Tax-Free Income Fund	$168	$520	$897	$1,661
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$168	$520	$897	$1,661

No.	Class B Shares	1 Year	3 Years	5 Years	10 Years
24	Nationwide U.S. Growth Leaders Fund	$224	$691	$1,185	$2,281
	Aberdeen Select Growth Fund	$217	$670	$1,149	$2,207
	Pro forma Aberdeen Select Growth Fund – After Transaction	$217	$670	$1,149	$2,207
25	Nationwide U.S. Growth Leaders Long-Short Fund	$326	$1,045	$1,786	$3,497
	Aberdeen Equity Long-Short Fund	$326	$1,053	$1,802	$3,531
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$326	$1,053	$1,802	$3,531
26	Nationwide Worldwide Leaders Fund	$235	$724	$1,240	$2,384
	Aberdeen Select Worldwide Fund	$234	$721	$1,235	$2,374
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$234	$721	$1,235	$2,374
No.	Class C Shares	1 Year	3 Years	5 Years	10 Years
1	Nationwide China Opportunities Fund	$267	$820	$1,400	$2,973
	Aberdeen China Opportunities Fund	$265	$823	$1,406	$2,990
	Pro forma Aberdeen China Opportunities Fund – After Transaction	$265	$823	$1,406	$2,990
2	Nationwide Emerging Markets Fund	$245	$755	$1,291	$2,756
	Aberdeen Developing Markets Fund	$245	$761	$1,303	$2,784
	Pro forma Aberdeen Developing Markets Fund – After Transaction	$245	$761	$1,303	$2,784
3	Nationwide Global Financial Services Fund	$222	$685	$1,175	$2,524
	Aberdeen Global Financial Services Fund	$222	$685	$1,175	$2,524
	Pro forma Aberdeen Global Financial Services Fund – After Transaction	$222	$685	$1,175	$2,524
4	Nationwide Health Sciences Fund	$229	$706	$1,210	$2,595
	Aberdeen Health Sciences Fund	$229	$706	$1,210	$2,595
	Pro forma Aberdeen Health Sciences Fund – After Transaction	$229	$706	$1,210	$2,595
5	Nationwide Natural Resources Fund	$219	$676	$1,159	$2,493
	Aberdeen Natural Resources Fund	$201	$621	$1,068	$2,306
	Pro forma Aberdeen Natural Resources Fund – After Transaction	$201	$621	$1,068	$2,306
6	Nationwide Technology and Communications Fund	$241	$742	$1,270	$2,716
	Aberdeen Technology and Communications Fund	$239	$736	$1,260	$2,696
	Pro forma Aberdeen Technology and Communications Fund – After Transaction	$239	$736	$1,260	$2,696
7	Nationwide Global Utilities Fund	$216	$667	$1,444	$2,462
	Aberdeen Global Utilities Fund	$216	$686	$1,182	$2,547
	Pro forma Aberdeen Global Utilities Fund – After Transaction	$216	$686	$1,182	$2,547
8	Nationwide Hedged Core Equity Fund	$322	$1,334	$2,347	$4,882
	Aberdeen Hedged Core Equity Fund	$309	$945	$1,606	$3,374
	Pro forma Aberdeen Hedged Core Equity Fund – After Transaction	$309	$945	$1,606	$3,374
9	Nationwide International Growth Fund	$227	$700	$1,200	$2,575
	Aberdeen International Equity Fund	$227	$709	$1,216	$2,612
	Pro forma Aberdeen International Equity Fund – After Transaction	$227	$709	$1,216	$2,612
10	Nationwide Leaders Fund	$223	$723	$1,250	$2,693
	Aberdeen Select Equity Fund	$223	$701	$1,205	$2,590
	Pro forma Aberdeen Select Equity Fund – After Transaction	$223	$701	$1,205	$2,590
11	Nationwide Market Neutral Fund	$405	$1,548	$2,675	$5,424
	Aberdeen Market Neutral Fund	$388	$1,178	$1,986	$4,087
	Pro forma Aberdeen Market Neutral Fund – After Transaction	$388	$1,178	$1,986	$4,087
12	Nationwide Mid Cap Growth Leaders Fund	$223	$688	$1,180	$2,534
	Aberdeen Select Mid Cap Growth Fund	$216	$667	$1,144	$2,462
	Pro forma Aberdeen Select Mid Cap Growth Fund – After Transaction	$216	$667	$1,144	$2,462
13	Nationwide Optimal Allocations Fund: Defensive	$203	$1,067	$1,946	$4,208
	Aberdeen Optimal Allocations Fund: Defensive	$200	$639	$1,104	$2,392
	Pro forma Aberdeen Optimal Allocations Fund: Defensive – After Transaction	$200	$639	$1,104	$2,392
14	Nationwide Optimal Allocations Fund: Growth	$244	$854	$1,489	$3,197
	Aberdeen Optimal Allocations Fund: Growth	$242	$838	$1,459	$3,134
	Pro forma Aberdeen Optimal Allocations Fund: Growth – After Transaction	$242	$838	$1,459	$3,134

No.	Class C Shares	1 Year	3 Years	5 Years	10 Years
15	Nationwide Optimal Allocations Fund: Moderate	$219	$721	$1,251	$2,700
	Aberdeen Optimal Allocations Fund: Moderate	$219	$726	$1,259	$2,718
	Pro forma Aberdeen Optimal Allocations Fund: Moderate – After Transaction	$219	$726	$1,259	$2,718
16	Nationwide Optimal Allocations Fund: Moderate Growth	$235	$778	$1,347	$2,895
	Aberdeen Optimal Allocations Fund: Moderate Growth	$233	$770	$1,333	$2,867
	Pro forma Aberdeen Optimal Allocations Fund: Moderate Growth – After Transaction	$233	$770	$1,333	$2,867
17	Nationwide Optimal Allocations Fund: Specialty	$249	$787	$1,351	$2,888
	Aberdeen Optimal Allocations Fund: Specialty	$249	$797	$1,372	$2,933
	Pro forma Aberdeen Optimal Allocations Fund: Specialty – After Transaction	$249	$797	$1,372	$2,933
18	Nationwide Small Cap Core Fund	$228	$916	$1,627	$3,515
	Aberdeen Small Cap Opportunities Fund	$215	$664	$1,139	$2,452
	Pro forma Aberdeen Small Cap Opportunities Fund – After Transaction	$215	$664	$1,139	$2,452
19	Nationwide Small Cap Fund	$207	$640	$1,098	$2,369
	Aberdeen Small Cap Fund	$204	$630	$1,083	$2,338
	Pro forma Aberdeen Small Cap Fund – After Transaction	$204	$630	$1,083	$2,338
20	Nationwide Small Cap Growth Opportunities Fund	$238	$935	$1,656	$3,564
	Aberdeen Small Cap Growth Fund	$225	$694	$1,190	$2,554
	Pro forma Aberdeen Small Cap Growth Fund – After Transaction	$225	$694	$1,190	$2,554
21	Nationwide Small Cap Leaders Fund	$235	$724	$1,240	$2,656
	Aberdeen Select Small Cap Fund	$229	$706	$1,210	$2,595
	Pro forma Aberdeen Select Small Cap Fund – After Transaction	$229	$706	$1,210	$2,595
22	Nationwide Small Cap Value Fund	$238	$951	$1,687	$3,632
	Aberdeen Small Cap Value Fund	$225	$694	$1,190	$2,554
	Pro forma Aberdeen Small Cap Value Fund – After Transaction	$225	$694	$1,190	$2,554
23	Nationwide Tax-Free Income Fund	$171	$530	$913	$1,987
	Aberdeen Tax-Free Income Fund	$168	$520	$897	$1,955
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$168	$520	$897	$1,955
24	Nationwide U.S. Growth Leaders Fund	$224	$691	$1,185	$2,544
	Aberdeen Select Growth Fund	$217	$670	$1,149	$2,472
	Pro forma Aberdeen Select Growth Fund – After Transaction	$217	$670	$1,149	$2,472
25	Nationwide U.S. Growth Leaders Long-Short Fund	$326	$1,045	$1,786	$3,740
	Aberdeen Equity Long-Short Fund	$326	$1,053	$1,802	$3,773
	Pro forma Aberdeen Equity Long-Short Fund – After Transaction	$326	$1,053	$1,802	$3,773
26	Nationwide Worldwide Leaders Fund	$235	$724	$1,240	$2,656
	Aberdeen Select Worldwide Fund	$234	$721	$1,235	$2,646
	Pro forma Aberdeen Select Worldwide Fund – After Transaction	$234	$721	$1,235	$2,646
No.	Class X Shares	1 Year	3 Years	5 Years	10 Years
23	Nationwide Tax-Free Income Fund	$156	$483	$834	$1,586
	Aberdeen Tax-Free Income Fund	$153	$474	$818	$1,552
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$153	$474	$818	$1,552
No.	Class Y Shares	1 Year	3 Years	5 Years	10 Years
23	Nationwide Tax-Free Income Fund	$156	$483	$834	$1,824
	Aberdeen Tax-Free Income Fund	$153	$474	$818	$1,791
	Pro forma Aberdeen Tax-Free Income Fund – After Transaction	$153	$474	$818	$1,791

**  Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

What are other differences between the Nationwide and Aberdeen Funds?

Service Providers

NFA currently serves as investment adviser to the Nationwide Funds. In addition, Gartmore Global Partners, Aberdeen Inc., NorthPointe Capital LLC and Security Investors, LLC serve as subadvisers to certain Nationwide Funds. Aberdeen Inc. will serve as the investment adviser to each of the Aberdeen Funds. Gartmore Global Partners, NorthPointe Capital LLC and Security Investors, LLC will serve as subadvisers to the Aberdeen Funds that correspond to the Nationwide Funds for which they serve as subadvisers. The Aberdeen Tax-Free Income Fund, unlike the Nationwide Tax-Free Income Fund, will be subadvised by Credit Suisse Asset Management LLC. In addition, Aberdeen Inc. has hired Aberdeen Asset Management Investment Services Limited ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL"), both affiliates of Aberdeen Inc., as subadvisers to assist Aberdeen Inc. in its oversight of the Aberdeen Funds that will be subadvised by Gartmore Global Partners – Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Global Utilities Fund, Aberdeen International Equity Fund and Aberdeen Select Worldwide Fund (the "International Funds").

Aberdeen Inc. is part of a global investment advisory business. Aberdeen's international expertise lies with its affiliates: AAMISL, a United Kingdom corporation, and AAMAL, a Singapore corporation. Both AAMISL and AAMAL are registered as investment advisers with the SEC. Aberdeen Inc. does not intend to allocate any assets of the International Funds directly to AAMISL and AAMAL to manage on a daily basis, and Aberdeen Inc. is not paying a fee to these affiliates to assist it in overseeing the International Funds' investments; however, as subadvisers to the International Funds, AAMISL and AAMAL could be allocated some or all of the International Funds' assets to manage in the future, upon approval of the Aberdeen Board. In the event that AAMISL and AAMAL are allocated some or all of the assets of the International Funds to manage in the future, shareholders of the International Funds would receive advance notice of the allocation; but a shareholder vote would not be required.

AAMISL and/or AAMAL would receive the following fees if, in the future, they are allocated some or all of the assets of the International Funds, as follows:

Net Assets Managed	Subadvisory Fee
Aberdeen China Opportunities Fund
On assets up to $500 million	0.625%
On assets of $500 million up to $2 billion	0.600%
On assets of $2 billion and more	0.575%
Aberdeen Developing Markets Fund
On assets up to $500 million	0.525%
On assets of $500 million up to $2 billion	0.500%
On assets of $2 billion and more	0.475%
Aberdeen International Equity Fund
On assets up to $500 million	0.450%
On assets of $500 million up to $2 billion	0.425%
On assets of $2 billion and more	0.400%
Aberdeen Global Utilities Fund
On assets up to $500 million	0.350%
On assets of $500 million up to $2 billion	0.325%
On assets of $2 billion and more	0.300%
Aberdeen Select Worldwide Fund
On assets up to $500 million	0.450%
On assets of $500 million up to $2 billion	0.425%
On assets of $2 billion and more	0.400%

For more information about investment advisory fees of each Nationwide Fund and its corresponding Aberdeen Fund, please see the section titled: "Comparison of Nationwide Funds and Aberdeen Funds – Who Manages the Funds?"

The Nationwide Funds and Aberdeen Funds will have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Aberdeen Funds and other service providers to the Aberdeen Funds, see "Comparison of Nationwide Funds and Aberdeen Funds – Who manages the Funds and What are other key features of the Funds?" below.

Share Class Characteristics and Shareholder Transactions and Services

Generally, the sales charge, redemption fee, distribution plan and administrative services plan structures for the Nationwide Funds and Aberdeen Funds are substantially similar. The Nationwide Funds' and Aberdeen Funds' purchase, redemption, exchange, dividend and other policies and procedures are also substantially similar. For more information, see "Comparison of Nationwide Funds and Aberdeen Funds – What are other key features of the Funds" below and the Aberdeen Funds' Prospectus that accompanies this Proxy Statement/Prospectus.

Where can I find more financial information about the Funds?

The Nationwide Funds' annual report and semi-annual report, which are incorporated by reference into the Statement of Additional Information, each contains a discussion of each Nationwide Fund's performance during the past fiscal year and show per share information for each of the past five fiscal years or if a Nationwide Fund or class has not been in operation for five years, for the life of the Nationwide Fund or class. These documents also are available upon request. (See "More Information About the Funds" below.) The Aberdeen Funds are newly organized and have not yet commenced operations and thus have not published an annual or semi-annual report.

What are the principal risks associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund's ability to achieve its investment objective will depend, among other things, on the portfolio managers' analytical and portfolio management skills. As with most investments in mutual funds, the best results are achieved when investments in the Funds are held for a number of years.

The following pages provide the risks of each Nationwide Fund and its corresponding Aberdeen Fund. Each corresponding Aberdeen Fund's risks are substantially similar (except for the Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund) to those of the Nationwide Fund, as noted below.

1.  Nationwide China Opportunities Fund/Aberdeen China Opportunities Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Geographic Risk – concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong, include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have negative effects on the economies and securities markets of China or Hong Kong. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries, are an ever present consideration. The adoption or continuation of protectionist trade policies by one or more countries (including the U.S.), could lead to decreased demand for Chinese products and have an adverse effect on the Chinese securities markets.

Emerging/Developing Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) Zhong Hua IndexSM, or other funds with similar investment objectives and strategies.

Equity-Linked Notes Risk – the risk that linked securities may decline in value. Additional risks include exchange rate fluctuations and the credit quality of the issuer that may negatively affect the value of a note.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Small- and Mid-Cap Securities Risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

2.  Nationwide Emerging Markets Fund/Aberdeen Developing Markets Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk/Developing Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

If the value of the Fund's investments goes down, you may lose money.

3.  Nationwide Global Financial Services Fund/Aberdeen Global Financial Services Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) World Financials IndexSM, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

4.  Nationwide Health Sciences Fund/Aberdeen Health Sciences Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Goldman Sachs (GS) Healthcare Index, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small- and mid cap companies may be more volatile and less liquid than larger company stocks.

Non-Diversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in health sciences industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

5.  Nationwide Natural Resources Fund/Aberdeen Natural Resources Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging/developing market countries.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Goldman Sachs (GS) Natural Resources Index, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

If the value of the Fund's investments goes down, you may lose money.

6.  Nationwide Technology and Communications Fund/Aberdeen Technology and Communications Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging/developing market countries.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Goldman Sachs Technology Composite Index® (GSTI®), or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in technology and communications industries could subject the Fund to greater risk of loss and could b considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Fund's investments goes down, you may lose money.

7.  Nationwide Global Utilities Fund/Aberdeen Global Utilities Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks are enhanced in emerging/developing market countries.

Non-Diversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in utilities and utility-related industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Fund's benchmark indices, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund's investments goes down, you may lose money.

8.  Nationwide Hedged Core Equity Fund/Aberdeen Hedged Core Equity Fund

Stock Market Risk – individual stocks, as well as stock markets overall, fluctuate in value considerably. The Fund could lose value if the stocks in which it maintains long positions go down, or if the stocks which the Fund sells short increase in value.

Strategy Risk – The strategy used by the Fund's portfolio manager may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors. The strategy used by the Fund's portfolio manager involves complex securities transactions that involve risks different from those involved with direct investment in equity securities. As a result, the Fund is intended for investors who are able to maintain their investment over a longer term and are willing to assume the risks associated with this type of fund.

Short Sales Risk – the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage Risk – the use of leverage may exaggerate changes in the net asset value of Fund shares and thus result in increased volatility of returns. The amount that the Fund must repay may fluctuate due to market forces, and the Fund's assets that are used as collateral to secure the leverage may decrease in value during the time the leverage exposure is outstanding, which would require the Fund to use its other assets to make up a shortfall in the value of the collateral. Leverage will create interest and other expenses for the Fund which can exceed the income from the assets purchased with the leverage and thus reduce overall Fund returns.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

Exchange-Traded Funds Risk – the risk associated with a particular exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the Fund is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

If the value of the Fund's investments goes down, you may lose money.

9.  Nationwide International Growth Fund/Aberdeen International Equity Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging/Developing Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) All Country World ex U.S. IndexSM, or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small-and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Growth Style Risk – over time a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

If the value of the Fund's investments goes down, you may lose money.

10.  Nationwide Leaders Fund/Aberdeen Select Equity Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Standard & Poor's 500® Index ("S&P 500 Index"), or other funds with similar investment objectives and strategies.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

11.  Nationwide Market Neutral Fund/Aberdeen Market Neutral Fund

Stock Market Risk – individual stocks, as well as stock markets overall, fluctuate in value considerably. The Fund could lose value if the stocks in which it maintains long positions go down, or if the stocks which the Fund sells short increase in value.

Strategy Risk – The strategy used by the Fund's portfolio manager may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors. The strategy used by the Fund's portfolio manager involves complex securities transactions that involve risks different from those involved with direct investment in equity securities. As a result, the Fund is intended for investors who are able to maintain their investment over a longer term and are willing to assume the risks associated with this type of fund.

Short Sales Risk – the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Growth Style Risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Value Style Risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time while the market concentrates on "growth" stocks.

Leverage Risk – the use of leverage may exaggerate changes in the net asset value of Fund shares and thus result in increased volatility of returns. The amount that the Fund must repay may fluctuate due to market forces, and the Fund's assets that are used as collateral to secure the leverage may decrease in value during the time the leverage exposure is outstanding, which would require the Fund to use its other assets to make up a shortfall in the value of the collateral. Leverage will create interest and other expenses for the Fund which can exceed the income from the assets purchased with the leverage and thus reduce overall Fund returns.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways.

They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Fund's investments goes down, you may lose money.

12.  Nationwide Mid Cap Growth Leaders Fund/Aberdeen Select Mid Cap Growth Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Russell Midcap® Growth Index, or other funds with similar investment objectives and strategies.

Mid-Cap Risk – in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

Special Situation Companies Risk – Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations, or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of a special situation company may decline.

Growth Style Risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Focused Investment Risk – investing in a select group of securities could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

13.  Nationwide Optimal Allocations Fund: Defensive/Aberdeen Optimal Allocations Fund: Defensive

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or Underlying Fund will achieve its investment objective.

14.  Nationwide Optimal Allocations Fund: Growth/Aberdeen Optimal Allocations Fund: Growth

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or Underlying Fund will achieve its investment objective.

15.  Nationwide Optimal Allocations Fund: Moderate/Aberdeen Optimal Allocations Fund: Moderate

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or Underlying Fund will achieve its investment objective.

16.  Nationwide Optimal Allocations Fund: Moderate Growth/Aberdeen Optimal Allocations Fund: Moderate Growth

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or Underlying Fund will achieve its investment objective.

17.  Nationwide Optimal Allocations Fund: Specialty/Aberdeen Optimal Allocations Fund: Specialty

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be affected to varying degrees by stock and bond market risks, among others. The Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or Underlying Fund will achieve its investment objective.

18.  Nationwide Small Cap Core Fund/Aberdeen Small Cap Opportunities Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio manager may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small-Cap Risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial Public Offering Risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways.

They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Fund's investments goes down, you may lose money.

19.  Nationwide Small Cap Fund/Aberdeen Small Cap Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

Small-Cap Risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Securities Risk – is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Initial Public Offering Risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

Exchange-Traded Funds Risk – the risk associated with a particular exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the Small Cap Fund is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Small Cap Fund will also bear a pro rata portion of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

If the value of the Fund's investments goes down, you may lose money.

20.  Nationwide Small Cap Growth Opportunities Fund/Aberdeen Small Cap Growth Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Russell 2000® Growth Index or other funds with similar investment objectives and strategies.

Small-Cap Risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial Public Offering Risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Growth Style Risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "value" stocks.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Fund's investments goes down, you may lose money.

21.  Nationwide Small Cap Leaders Fund/Aberdeen Select Small Cap Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Russell 2000® Index, or other funds with similar investment objectives and strategies.

Small-Cap Risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of larger companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund's investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth Versus Value Style Risk – over time growth and value investing styles may go in and out of favor (usually not at the same time) causing the Fund to sometimes underperform other equity funds that use different investing styles. There is a risk that the Fund's management may allocate a greater portion of the Fund's assets to growth when value is more in favor, or vice-versa.

Initial Public Offering Risk – IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

22.  Nationwide Small Cap Value Fund/Aberdeen Small Cap Value Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Russell 2000® Value Index, or other funds with similar investment objectives and strategies.

Small-Cap Risk – results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial Public Offering Risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Special Situation Companies Risk – special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments ultimately do not materialize, the value of a special situation company may decline.

Value Style Risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligation to the Fund.

They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

REIT Risk – the risk associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Fund's investments goes down, you may lose money.

23.  Nationwide Tax-Free Income Fund/Aberdeen Tax-Free Income Fund

Interest Rate Risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit Risk – a municipal issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

Selection Risk – the portfolio manager may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and strategies.

Prepayment Risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Call and Redemption Risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Tax Risk – a municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Fund's investments goes down, you may lose money.

24.  Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund

The principal investment risks of the Aberdeen Fund are substantially the same as the Nationwide Fund except the Aberdeen Fund is not subject to Concentration Risk because the Aberdeen Fund, unlike the Nationwide Fund, does not have a concentration policy (see Fund 24 under "How do the investment objectives and investment strategies of each Nationwide Fund and its corresponding Aberdeen Fund compare?" for a description of the Nationwide Fund's concentration policy.)

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the S&P 500 Index or other funds with similar investment objectives and strategies.

Growth Style Risk – over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in software and related technology industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

25.  Nationwide U.S. Growth Leaders Long-Short Fund/Aberdeen Equity Long-Short Fund

Stock Market Risk – individual stocks, as well as stock markets overall, fluctuate in value considerably. The Fund could lose value if the stocks in which it maintains long positions go down, or if the stocks which the Fund sells short increase in value.

Strategy Risk – The strategy used by the Fund's portfolio managers may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to stock market movements, capitalization, sector swings or other risk factors. The strategy used by the Fund's portfolio managers involves complex securities transactions that involve risks different from those involved with direct investment in equity securities. As a result, the Fund is intended for investors who are able to maintain their investment over a longer term and are willing to assume the risks associated with this type of fund.

Short Sales Risk – the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage Risk – the use of leverage may exaggerate changes in the net asset value of Fund shares and thus result in increased volatility of returns. The amount that the Fund must repay may fluctuate due to market forces, and the Fund's assets that are used as collateral to secure the leverage may decrease in value during the time the leverage exposure is outstanding, which would require the Fund to use its other assets to make up a shortfall in the value of the collateral. Leverage will create interest and other expenses for the Fund which can exceed the income from the assets purchased with the leverage and thus reduce overall Fund returns.

Derivatives Risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways.

They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Small- and Mid-Cap Risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Exchange-Traded Funds Risk – the risk associated with a particular exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the Fund is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

Securities Lending Risk – the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Fund's investments goes down, you may lose money.

26.  Nationwide Worldwide Leaders Fund/Aberdeen Select Worldwide Fund

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the portfolio managers may select securities that underperform the stock market, the Morgan Stanley Capital International (MSCI) World IndexSM, or other funds with similar investment objectives and strategies.

Nondiversified Fund Risk – because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Foreign Securities Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk – the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Portfolio Turnover – the Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

•  increase share price volatility and

•  result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives, Policies, and Risks" below.

REASONS FOR THE TRANSACTION

On April 30, 2007, Nationwide Financial Services, Inc. ("Nationwide Financial") acquired from Nationwide Corporation the "retail asset management subsidiaries" of NWD Investment Management, Inc., which included Nationwide Fund Advisors ("NFA"), the current investment adviser to the Nationwide Funds. Nationwide Financial is restructuring NFA to operate NFA primarily as a "manager of managers." As a "manager of managers" NFA, rather than managing most investment companies directly, will instead oversee the provision of daily portfolio management services to each investment company by one or more subadvisers.

As described in the Information Statement you recently received, Nationwide Financial entered into a definitive Purchase Agreement with Aberdeen Inc. On October 1, 2007, Nationwide Financial sold NFA's active equity investment management business that operates out of NFA's offices at Five Tower Bridge (the "Tower Bridge Operation") to Aberdeen Inc. This sale on October 1, 2007 was the first step in what will be a two step transaction. Since October 1, 2007, the same portfolio managers and other investment professionals who were providing day-to-day portfolio management to your Nationwide Fund (except for the Nationwide Tax-Free Income Fund) as employees of NFA have continued to provide day-to-day portfolio management to your Nationwide Fund as employees of the Nationwide Funds' subadviser, Aberdeen Inc. For Nationwide Funds that already were sub-advised, no changes occurred on October 1, 2007. The next stage of the transaction with Aberdeen Inc. involves the reorganization of each Nationwide Fund into a corresponding fund of the Aberdeen Funds, which requires your approval, as well as the approval of the Nationwide Board and the Board of Trustees of Aberdeen Funds, before it can be completed.

Based on the considerations described below, the Nationwide Board, including the trustees who are deemed to be independent trustees (each, an "Independent Trustee" and, collectively, the "Independent Trustees") under the 1940 Act, on behalf of the Nationwide Funds, determined that the Transaction would be in the best interests of the Nationwide Funds and that the interests of the Nationwide Funds' existing shareholders would not be diluted as a result of the Transaction.

At a meeting of the Nationwide Board held on October 25, 2007, NFA presented the Plan to the Nationwide Board for initial consideration and discussion and provided the Trustees with data and analysis regarding the proposed Transaction. At a special meeting held on November 9, 2007, the Nationwide Board further considered the data and analysis as well as additional information requested at the October 25, 2007 meeting and a number of factors, including the following:

•  The restructuring of NFA by Nationwide Financial, the parent company of NFA, to operate primarily as a "manager of managers," under which NFA, rather than managing investment companies directly, usually will instead oversee one or more subadvisers;

•  The sale of NFA's active equity portfolio management business to Aberdeen Inc., including all portfolio managers, analysts, and support personnel, and the desire to maintain management continuity for the Funds;

•  The analysis of the overall capabilities of Aberdeen Inc. as an investment adviser;

•  The creation of the corresponding, newly-organized Aberdeen Funds in connection with the reorganization;

•  The same portfolio management teams that manage the Nationwide Funds will continue to manage the Aberdeen Funds (except for the Nationwide Tax-Free Income Fund/Aberdeen Tax-Free Income Fund);

•  The identical or substantially similar investment objectives of the Nationwide Funds and the Aberdeen Funds;

•  The identical or substantially similar investment strategies, risks, and restrictions of the Nationwide Funds and the Aberdeen Funds;

•  The anticipated tax-free nature of the Transaction with respect to each Nationwide Fund and its shareholders;

•  The proposal of Aberdeen Inc. to cap net expenses of Aberdeen Funds at the net expense ratio of the corresponding Nationwide Fund (along with similar exclusions from such waivers and limitations as the Nationwide Funds) for a two-year period after the Closing Date;

•  The terms and conditions of the Plan;

•  The Nationwide Funds would not bear any costs of the Reorganization; and

•  The potential benefits of the proposed Transaction for the shareholders of the Nationwide Funds and the Aberdeen Funds.

The Nationwide Board evaluated the overall capabilities of Aberdeen Inc. as an investment adviser and Aberdeen Fund Distributors LLC ("AFD") as a distributor.(1) The Nationwide Board received and considered a presentation from Aberdeen Inc.'s Chief Executive Officer, Head of North American Mutual Funds and Counsel, regarding Aberdeen Inc.'s history and current and proposed operations, both in the United States and worldwide.

The Nationwide Board noted that the investment objectives for the Nationwide Funds are identical or substantially similar to the investment objectives of the Aberdeen Funds. The Nationwide Board considered that the Aberdeen Funds are newly-organized investment companies created for purposes of this Reorganization, which should allow for a relatively smooth transition for shareholders of the Nationwide Funds should the proposed Transaction be approved. The materials provided to the Nationwide Board also explained that the investment strategies, restrictions, and risks of the Nationwide Funds are identical or substantially similar to the investment strategies, restrictions, and risks of the Aberdeen Funds except for the Nationwide Hedged Core Equity Fund/Aberdeen Hedged Core Equity Fund and Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund. In addition, with regard to the following Nationwide Funds and their Aberdeen counterparts the Board was informed about the reason for the change in fund name: Nationwide Mid Cap Growth Leaders Fund/Aberdeen Select Mid Cap Growth Fund, Nationwide Small Cap Leaders Fund/Aberdeen Select Small Cap Fund, Nationwide U.S. Growth Leaders Long-Short Fund/Aberdeen Equity Long-Short Fund, Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund and Nationwide Worldwide Leaders Fund/Aberdeen Select Worldwide Fund. It was noted that despite the name changes, the investment objectives and policies were substantially similar. See "Summary: How do the investment objectives and investment strategies of each Nationwide Fund and its corresponding Aberdeen Fund Compare."

With respect to the Nationwide Hedged Core Equity Fund/Aberdeen Hedged Core Equity Fund, the Nationwide Board noted that the Aberdeen Hedged Core Equity Fund will have an allocation of 100-130% in long positions and 0-30% in short sales as a percentage of net assets which will generally result in a target net (i.e., combined long and short) equity exposure position of 100%. In comparison, the Nationwide Hedged Core Equity Fund targets an allocation of 80%-100% in long positions and 30-35% in short

(1)  AFD is currently in the process of registration with the Financial Industry Regulatory Authority ("FINRA"). Until AFD is registered with FINRA, Foreside Fund Services, LLC, Two Portland Square, Portland, ME 04101 will act as principal underwriter.

sales as a percentage of net assets which generally results in a target net position of 65%. The investment objective and associated risks, however, will not change.

With respect to the Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund, the Nationwide Board noted that the Aberdeen Select Growth Fund, unlike the Nationwide U.S. Growth Leaders Fund, will not invest 25% or more of its net assets in a group of companies in software and related technology industries and will not have concentration risk as a principal investment risk. The investment objective and other associated risks, however, will not change.

The materials provided to the Nationwide Board indicated that, as the Aberdeen Funds are newly-organized investment companies without assets or liabilities, there is no performance to date for the Aberdeen Funds. Pursuant to certain SEC staff guidance, the Aberdeen Funds will be the accounting survivor of the Reorganization and as a result, the Aberdeen Funds intend to retain the investment performance and other financial history of the Nationwide Funds.

In deciding whether to recommend approval of the Transaction to shareholders, the Nationwide Board also considered the fees and expense ratios of the Nationwide Funds and the Aberdeen Funds and the impact of existing and proposed fee waivers and/or expense limitations on such expense ratios. The Nationwide Board noted that the investment advisory fees will not change, except that Aberdeen plans to remove the performance fee structure from Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide International Growth Fund, Nationwide Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund (the "Performance Fee Funds") and intends to use the current base fees of the Performance Fee Funds as the advisory fee for the Performance Fee Funds with no adjustment for performance.

At the Nationwide Board meeting, NFA informed the Nationwide Board that, Aberdeen Inc. has agreed to cap net expenses of the Aberdeen Funds at the net expense ratio of the corresponding Nationwide Funds for a two-year period from the closing of the Transaction (along with similar fee waiver and expense limitation exclusions) currently in place for the Nationwide Funds and that the shareholders of the Nationwide Funds should experience no significant increase in net annual fund operating fees and expenses for at least two years following Closing Date.

The Nationwide Board instructed NFA that a critical element of the Transaction was that both the Nationwide Funds' and the Aberdeen Funds' shareholders should not bear direct or indirect fees or expenses related to the Transaction. NFA informed the Nationwide Board that Nationwide, the Nationwide Funds, Aberdeen, and the Aberdeen Funds will not bear any fees and expenses of the Transaction, including, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, and transfer taxes.

NFA informed the Nationwide Board that the Transaction will be structured as a tax-free reorganization. NFA also informed the Nationwide Board as to the estimated cost of the Transaction, including the costs associated with the solicitation of proxies. The Nationwide Board considered that the expenses of the Transaction would be shared equally by Nationwide Financial and Aberdeen Inc., regardless of whether the Reorganization is consummated.

On November 9, 2007, at a special meeting of the Nationwide Board, the Nationwide Board approved the Plan, concluding that the Transaction is in the best interests of the Nationwide Funds and that no dilution of value would result to the shareholders of the Nationwide Funds from the Transaction. The Nationwide Board recommended that shareholders of the Nationwide Funds approve the Transaction. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.

On December 12, 2007, the Aberdeen Board of Trustees also concluded that the Transaction is in the best interest of the Aberdeen Funds.

FOR THE REASONS DISCUSSED ABOVE, THE NATIONWIDE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

The shareholders of each Nationwide Fund will vote for their respective Reorganization. The failure of one Nationwide Fund to approve its Reorganization will not affect the Reorganization of the other Nationwide Funds. In the event a Nationwide Fund fails to receive sufficient votes for approval of the Transaction, management will consider whether to continue further solicitations. If the shareholders of any of the Nationwide Funds do not approve the Plan, the Nationwide Board may consider other possible courses of action for the Nationwide Funds that did not approve the Plan, including liquidation.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of a Nationwide Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

If the shareholders of the Nationwide Funds approve the Plan, each Nationwide Fund will deliver to its corresponding Aberdeen Fund the Stated Assets and Liabilities on the Closing Date. In the exchange, Nationwide, on behalf of the Nationwide Funds, will receive the Aberdeen Funds' shares to be distributed pro rata to the Nationwide Funds' shareholders. Each shareholder of a Nationwide Fund will receive the number of full and fractional shares of its corresponding Aberdeen Fund equal in value to the value of the shares of the Nationwide Fund. The value of the assets to be delivered to the Aberdeen Funds shall be the value of such assets computed as of the close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business ("Business Day"). The Transaction is scheduled to occur on May 12, 2008 or on a later date as Aberdeen and Nationwide may agree.

If the Transaction is approved, the stock transfer books of the Nationwide Funds will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Nationwide Funds will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Aberdeen Funds.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards. The respective Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Nationwide Funds or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

If the Transaction is approved, Nationwide Fund shareholders who do not wish to have their shares exchanged for shares of an Aberdeen Fund as part of the Transaction should redeem their shares prior to the consummation of the Transaction. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your shares prior to the Transaction and your redemption proceeds may be reduced by any applicable sales load.

Who will pay the expenses of the Transaction?

The expenses resulting from the Nationwide Funds' participation in the Transaction, including solicitation of proxies, will be shared equally by Nationwide Financial and Aberdeen Inc., regardless of whether the Reorganization is consummated. The estimated cost of the Reorganization is approximately $750,000.

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions made and representations to be made on behalf of the Nationwide Funds and the Aberdeen Funds, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes:

(i)  The acquisition by the Aberdeen Funds of all of the assets of the Nationwide Funds, as provided for in the Plan, in exchange for Aberdeen Fund shares to be issued pursuant to the Plan and the assumption by the Aberdeen Funds of the liabilities of the Nationwide Funds, followed by the distribution by the Nationwide Funds to its shareholders of Aberdeen Fund shares in complete liquidation of the Nationwide Funds, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Nationwide Funds and the Aberdeen Funds each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(ii)  No gain or loss will be recognized by the Nationwide Funds upon the transfer of all of their assets to, and assumption of their liabilities by, the Aberdeen Funds in exchange solely for the Aberdeen Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)  No gain or loss will be recognized by the Aberdeen Funds upon the receipt by it of all of the assets of the Nationwide Funds in exchange solely for voting shares of Aberdeen Funds and the assumption by the Aberdeen Fund of the liabilities of the Nationwide Fund pursuant to Section 1032(a) of the Code;

(iv)  No gain or loss will be recognized by the Nationwide Funds upon the distribution of the Aberdeen Funds shares to its shareholders in complete liquidation of the Nationwide Funds (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)  The basis of the assets of the Nationwide Funds received by the Aberdeen Funds will be the same as the basis of these assets to the Nationwide Funds immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)  The holding period of the assets of the Nationwide Funds received by the Aberdeen Funds will include the period during which such assets were held by the Nationwide Funds pursuant to Section 1223(2) of the Code;

(vii)  No gain or loss will be recognized by the shareholders of the Nationwide Funds upon the exchange of their Nationwide Fund shares for voting shares (including fractional shares to which they may be entitled) of the Aberdeen Funds, pursuant to Section 354(a) of the Code;

(viii)  The basis of the Aberdeen Fund shares received by the shareholders of the Nationwide Funds in accordance with the Plan (including fractional shares to which they may be entitled) will be the same as the basis of the Nationwide Fund shares exchanged pursuant to Section 358(a)(1) of the Code;

(ix)  The holding period of the Aberdeen Fund shares received by the shareholders of the Nationwide Funds in accordance with the Plan (including fractional shares to which they may be entitled) will include the holding period of the Nationwide Fund shares surrendered in exchange therefore, provided that the Nationwide Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)  The Aberdeen Funds will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury.

Neither Nationwide nor Aberdeen has sought a tax ruling from the IRS. The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. Each Aberdeen Fund will inherit the tax attributes of the corresponding Nationwide Fund, including any available capital loss carryforwards, as of the Closing Date. In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because each Reorganization should either: (i) qualify as a type "F" tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership. However, following the Reorganization, it is anticipated that more than fifty percent of the net assets of each of the Aberdeen Hedged Core Equity Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund, and Aberdeen Small Cap Opportunities Fund will be beneficially owned by certain Nationwide parties and their affiliates. If such Nationwide parties and affiliates, independent of the Reorganization, redeem their shares in such Aberdeen Funds over time as is likely, causing a more than 50% change of ownership of such Funds, any capital loss carryforwards of such Funds will become subject to an annual limitation. In addition, certain Nationwide parties and affiliates are anticipated to own more than five percent but less than fifty percent of the Aberdeen Select Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Natural Resources Fund, and Aberdeen Select Small Cap Fund. If, following the Reorganization, such Nationwide parties and affiliates in conjunction with other five percent shareholders redeem their shares in such Aberdeen Funds causing a more than 50% change of ownership, any capital loss carryforwards of such Funds will also be subject to an annual limitation. Such an annual limitation could cause a significant portion of the capital loss carryforwards of an Aberdeen Fund, if any, to expire unutilized.

The capital loss carryforwards, as of October 31, 2007, of the Nationwide Funds to which the corresponding Aberdeen Fund will succeed, is as follows:

•  Nationwide Mid Cap Growth Leaders Fund: $23,218,980.

•  Nationwide Technology and Communications Fund: $2,277,950.

•  Nationwide Worldwide Leaders Fund: $20,936,870.

•  Nationwide U.S. Growth Leaders Long / Short Fund: $5,257,723.

•  Nationwide Market Neutral Fund: $404,882.

The tax returns for the fiscal year ending October 31, 2007 for Nationwide have not yet been filed, and the above-stated capital loss carryforwards are not yet final and are subject to change.

After the Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

Although each Nationwide Fund has substantially similar investment objectives and principal strategies to the corresponding Aberdeen Fund, some portion of a Nationwide Fund's securities holdings may be sold prior to or immediately following the Reorganization. To the extent that the Nationwide Funds' securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Aberdeen Funds may hold. The possible need for the Nationwide Funds to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Nationwide Funds or the Aberdeen Funds realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

What should I know about shares of the Aberdeen Funds?

If the Transaction is approved for the Nationwide Funds, full and fractional shares of the Aberdeen Funds will be distributed to shareholders of the Nationwide Funds in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable and will have no pre-emptive or conversion rights. The shares of the Aberdeen Funds will be recorded electronically in each shareholder's account. The Aberdeen Funds will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Nationwide Funds will be cancelled. For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Nationwide Funds will be counted toward, and carried over as, the holding period of the shares you receive in the Aberdeen Funds as part of the Transaction.

The Aberdeen Funds' shares to be issued in the Transaction have substantially similar rights and privileges as your Nationwide Funds' shares. Both Nationwide and Aberdeen are organized as Delaware statutory trusts. Their operations are governed by their respective Agreement and Declaration of Trust and By-laws and applicable Delaware law. The operations of both Nationwide and Aberdeen are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing Nationwide are similar to those documents governing Aberdeen. Shares of the Nationwide Funds and Aberdeen Funds are sold without par value and each share represents an equal proportionate interest in a Fund with other shares of the same class. Shares of both Nationwide and Aberdeen are entitled to one vote for each full share held and fractional votes for fractional shares held. Shares of the Nationwide Funds and Aberdeen Funds have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees. Generally, with regard to shareholder voting, for a Nationwide Fund, a majority of the shares of Nationwide, a Nationwide Fund or a class of a Nationwide Fund constitutes a quorum. In contrast for an Aberdeen Fund, one-third of the shares of Aberdeen, an Aberdeen Fund or a class of an Aberdeen Fund constitutes a quorum. Approval for most matters for Nationwide Funds, except election of Trustees, needs the lesser of (i) 67% or more of the voting securities present in person or by proxy if 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of Nationwide, a Nationwide Fund or a class of a Nationwide Fund. The election of Nationwide Trustees requires a plurality of votes cast at a meeting at which a quorum is present. With regard to shareholder voting relating to Aberdeen Funds generally, unless required by applicable law, such as the 1940 Act, an approval by shareholders requires: (1) in all matters other than the election of Trustees, the affirmative vote of the majority of votes cast at a shareholders' meeting at which a quorum is present; or (2) a plurality of the votes cast at a shareholders' meeting at which a quorum is present for the election of Aberdeen Trustees.

Like the Nationwide Funds, the Aberdeen Funds do not routinely hold annual meetings of shareholders. The Nationwide Funds and Aberdeen Funds may hold special meetings for matters requiring shareholder approval. A meeting of the Aberdeen Funds' shareholders may be called at any time by the Aberdeen Board or by the chairperson of the Aberdeen Board or by the president of Aberdeen.

Additional information concerning the attributes of the shares issued by the Nationwide Funds and Aberdeen Funds is included in their respective prospectuses which are incorporated herein by reference.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The capitalization tables starting on the next page set forth, as of October 31, 2007, the separate capitalizations of the Nationwide Funds and the Aberdeen Funds, and the estimated capitalization of the Aberdeen Funds as adjusted to give effect to the proposed Transaction. The following are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs. Each shareholder of a Nationwide Fund will receive the number of full and fractional shares of its corresponding Aberdeen Fund equal in value to the value (as of the last business day prior to the Closing Date) of the shares of the Nationwide Fund. Each Aberdeen Fund (other than the Aberdeen Small Cap Fund which has $100,000 seed capital as required by the 1940 Act) is a shell fund, without assets or liabilities, and is being created for the purpose of acquiring the assets and liabilities of the corresponding Nationwide Fund. Each Aberdeen Fund will be the accounting survivor for financial statement purposes. While the numbers in the table have not been audited, the numbers for the Nationwide Funds have been derived from their October 31, 2007 audited financial statements.

No. 1 Nationwide China Opportunities Fund/Aberdeen China Opportunities Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$145,887,598	—	$145,887,598
Total shares outstanding	3,958,115	—	3,958,115
Class A net assets	$61,791,006	—	$61,791,006
Class A shares outstanding	1,669,827	—	1,669,827
Class A net asset value per share	$37.00	—	$37.00
Class B net assets	$8,720,402	—	$8,720,402
Class B shares outstanding	239,376	—	239,376
Class B net asset value per share	$36.43	—	$36.43
Class C net assets	$36,340,496	—	$36,340,496
Class C shares outstanding	997,786	—	997,786
Class C net asset value per share	$36.42	—	$36.42
Class R net assets	$429,895	—	$429,895
Class R shares outstanding	11,687	—	11,687
Class R net asset value per share	$36.78	—	$36.78
Institutional Class net assets	$17,181,730	—	$17,181,730
Institutional Class shares outstanding	462,077	—	462,077
Institutional Class net asset value per share	$37.18	—	$37.18
Institutional Service Class net assets	$21,424,069	—	$21,424,069
Institutional Service Class shares outstanding	577,362	—	577,362
Institutional Service Class net asset value per share	$37.11	—	$37.11

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 2 Nationwide Emerging Markets Fund/Aberdeen Developing Markets Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$149,623,101	—	$149,623,101
Total shares outstanding	5,372,829	—	5,372,829
Class A net assets	$102,204,390	—	$102,204,390
Class A shares outstanding	3,657,493	—	3,657,493
Class A net asset value per share	$27.95	—	$27.95
Class B net assets	$5,369,452	—	$5,369,452
Class B shares outstanding	201,005	—	201,005
Class B net asset value per share	$26.72	—	$26.72
Class C net assets	$21,994,394	—	$21,994,394
Class C shares outstanding	808,277	—	808,277
Class C net asset value per share	$27.22	—	$27.22
Class R net assets	$1,818,994	—	$1,818,994
Class R shares outstanding	67,331	—	67,331
Class R net asset value per share	$27.03	—	$27.03
Institutional Class net assets	$14,574,268	—	$14,574,268
Institutional Class shares outstanding	510,475	—	510,475
Institutional Class net asset value per share	$28.56	—	$28.56
Institutional Service Class net assets	$3,661,603	—	$3,661,603
Institutional Service Class shares outstanding	128,248	—	128,248
Institutional Service Class net asset value per share	$28.56	—	$28.56

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 3 Nationwide Global Financial Services Fund/Aberdeen Global Financial Services Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$59,926,029	—	$59,926,029
Total shares outstanding	3,605,875	—	3,605,875
Class A net assets	$25,266,345	—	$25,266,345
Class A shares outstanding	1,521,593	—	1,521,593
Class A net asset value per share	$16.61	—	$16.61
Class B net assets	$1,763,607	—	$1,763,607
Class B shares outstanding	108,378	—	108,378
Class B net asset value per share	$16.27	—	$16.27
Class C net assets	$4,414,477	—	$4,414,477
Class C shares outstanding	271,570	—	271,570
Class C net asset value per share	$16.26	—	$16.26
Class R net assets	$101,375	—	$101,375
Class R shares outstanding	6,206	—	6,206
Class R net asset value per share	$16.33	—	$16.33
Institutional Class net assets	$26,653,335	—	$26,653,335
Institutional Class shares outstanding	1,594,807	—	1,594,807
Institutional Class net asset value per share	$16.71	—	$16.71
Institutional Service Class net assets	$1,726,890	—	$1,726,890
Institutional Service Class shares outstanding	103,321	—	103,321
Institutional Service Class net asset value per share	$16.71	—	$16.71

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 4 Nationwide Health Sciences Fund/Aberdeen Health Sciences Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$31,683,824	—	$31,683,824
Total shares outstanding	2,467,529	—	2,467,529
Class A net assets	$9,139,202	—	$9,139,202
Class A shares outstanding	720,255	—	720,255
Class A net asset value per share	$12.69	—	$12.69
Class B net assets	$410,535	—	$410,535
Class B shares outstanding	33,965	—	33,965
Class B net asset value per share	$12.09	—	$12.09
Class C net assets	$1,265,334	—	$1,265,334
Class C shares outstanding	104,685	—	104,685
Class C net asset value per share	$12.09	—	$12.09
Class R net assets	$20,928	—	$20,928
Class R shares outstanding	1,698	—	1,698
Class R net asset value per share	$12.33	—	$12.33
Institutional Class net assets	$19,535,291	—	$19,535,291
Institutional Class shares outstanding	1,505,355	—	1,505,355
Institutional Class net asset value per share	$12.98	—	$12.98
Institutional Service Class net assets	$1,312,534	—	$1,312,534
Institutional Service Class shares outstanding	101,571	—	101,571
Institutional Service Class net asset value per share	$12.92	—	$12.92

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 5 Nationwide Natural Resources Fund/Aberdeen Natural Resources Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$80,579,486	—	$80,579,486
Total shares outstanding	3,190,146	—	3,190,146
Class A net assets	$38,497,182	—	$38,497,182
Class A shares outstanding	1,518,328	—	1,518,328
Class A net asset value per share	$25.35	—	$25.35
Class B net assets	$2,998,870	—	$2,998,870
Class B shares outstanding	121,513	—	121,513
Class B net asset value per share	$24.68	—	$24.68
Class C net assets	$14,273,478	—	$14,273,478
Class C shares outstanding	577,936	—	577,936
Class C net asset value per share	$24.70	—	$24.70
Class R net assets	$2,703,654	—	$2,703,654
Class R shares outstanding	107,697	—	107,697
Class R net asset value per share	$25.10	—	$25.10
Institutional Class net assets	$20,767,691	—	$20,767,691
Institutional Class shares outstanding	812,245	—	812,245
Institutional Class net asset value per share	$25.57	—	$25.57
Institutional Service Class net assets	$1,338,611	—	$1,338,611
Institutional Service Class shares outstanding	52,427	—	52,427
Institutional Service Class net asset value per share	$25.53	—	$25.53

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 6 Nationwide Technology and Communications Fund/Aberdeen Technology and Communications Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$22,658,309	—	$22,658,309
Total shares outstanding	3,966,710	—	3,966,710
Class A net assets	$3,652,114	—	$3,652,114
Class A shares outstanding	650,248	—	650,248
Class A net asset value per share	$5.62	—	$5.62
Class B net assets	$795,327	—	$795,327
Class B shares outstanding	149,373	—	149,373
Class B net asset value per share	$5.32	—	$5.32
Class C net assets	$740,279	—	$740,279
Class C shares outstanding	138,028	—	138,028
Class C net asset value per share	$5.36	—	$5.36
Class R net assets	$1,472	—	$1,472
Class R shares outstanding	272	—	272
Class R net asset value per share	$5.42	—	$5.42
Institutional Class net assets	$17,467,674	—	$17,467,674
Institutional Class shares outstanding	3,028,541	—	$3,028,541
Institutional Class net asset value per share	$5.77	—	$5.77
Institutional Service Class net assets	$1,443	—	$1,443
Institutional Service Class shares outstanding	248	—	248
Institutional Service Class net asset value per share	$5.81	—	$5.81

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 7 Nationwide Global Utilities Fund/Aberdeen Global Utilities Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$32,334,568	—	$32,334,568
Total shares outstanding	2,018,552	—	2,018,552
Class A net assets	$14,435,809	—	$14,435,809
Class A shares outstanding	899,376	—	899,376
Class A net asset value per share	$16.05	—	$16.05
Class B net assets	$1,757,002	—	$1,757,002
Class B shares outstanding	111,221	—	111,221
Class B net asset value per share	$15.80	—	$15.80
Class C net assets	$5,285,809	—	$5,285,809
Class C shares outstanding	335,054	—	335,054
Class C net asset value per share	$15.78	—	$15.78
Class R net assets	$367,503	—	$367,503
Class R shares outstanding	23,214	—	23,214
Class R net asset value per share	$15.83	—	$15.83
Institutional Class net assets	$8,838,697	—	$8,838,697
Institutional Class shares outstanding	547,485	—	547,485
Institutional Class net asset value per share	$16.15	—	$16.15
Institutional Service Class net assets	$1,649,748	—	$1,649,748
Institutional Service Class shares outstanding	102,202	—	102,202
Institutional Service Class net asset value per share	$16.14	—	$16.14

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 8 Nationwide Hedged Core Equity Fund/Aberdeen Hedged Core Equity Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$5,700,845	—	$5,700,845
Total shares outstanding	516,565	—	516,565
Class A net assets	$119,208	—	$119,208
Class A shares outstanding	10,791	—	10,791
Class A net asset value per share	$11.05	—	$11.05
Class B net assets	$1,102	—	$1,102
Class B shares outstanding	100	—	100
Class B net asset value per share	$11.00	—	$11.00
Class C net assets	$1,102	—	$1,102
Class C shares outstanding	100	—	100
Class C net asset value per share	$11.00	—	$11.00
Class R net assets	$1,108	—	$1,108
Class R shares outstanding	101	—	101
Class R net asset value per share	$11.02	—	$11.02
Institutional Class net assets	$5,577,210	—	$5,577,210
Institutional Class shares outstanding	505,372	—	505,372
Institutional Class net asset value per share	$11.04	—	$11.04
Institutional Service Class net assets	$1,115	—	$1,115
Institutional Service Class shares outstanding	101	—	101
Institutional Service Class net asset value per share	$11.03	—	$11.03

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 9 Nationwide International Growth Fund/Aberdeen International Equity Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$251,549,194	—	$251,549,194
Total shares outstanding	13,477,228	—	13,477,228
Class A net assets	$163,799,685	—	$163,799,685
Class A shares outstanding	8,679,058	—	8,679,058
Class A net asset value per share	$18.87	—	$18.87
Class B net assets	$8,792,460	—	$8,792,460
Class B shares outstanding	488,264	—	488,264
Class B net asset value per share	$18.01	—	$18.01
Class C net assets	$61,850,902	—	$61,850,902
Class C shares outstanding	3,416,518	—	3,416,518
Class C net asset value per share	$18.10	—	$18.10
Class R net assets	$725,253	—	$725,253
Class R shares outstanding	39,770	—	39,770
Class R net asset value per share	$18.24	—	$18.24
Institutional Class net assets	$9,124,687	—	$9,124,687
Institutional Class shares outstanding	475,526	—	475,526
Institutional Class net asset value per share	$19.19	—	$19.19
Institutional Service Class net assets	$7,256,207	—	$7,256,207
Institutional Service Class shares outstanding	378,092	—	378,092
Institutional Service Class net asset value per share	$19.19	—	$19.19

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 10 Nationwide Leaders Fund/Aberdeen Select Equity Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$19,671,818	—	$19,671,818
Total shares outstanding	1,290,176	—	1,290,176
Class A net assets	$8,458,846	—	$8,458,846
Class A shares outstanding	551,081	—	551,081
Class A net asset value per share	$12.81	—	$12.81
Class B net assets	$1,097,832	—	$1,097,832
Class B shares outstanding	74,094	—	74,094
Class B net asset value per share	$12.55	—	$12.55
Class C net assets	$3,685,721	—	$3,685,721
Class C shares outstanding	249,017	—	249,017
Class C net asset value per share	$12.56	—	$12.56
Class R net assets	$63,606	—	$63,606
Class R shares outstanding	4,233	—	4,233
Class R net asset value per share	$12.69	—	$12.69
Institutional Class net assets	$5,858,443	—	$5,858,443
Institutional Class shares outstanding	379,196	—	379,196
Institutional Class net asset value per share	$12.91	—	$12.91
Institutional Service Class net assets	$507,370	—	$507,370
Institutional Service Class shares outstanding	32,555	—	32,555
Institutional Service Class net asset value per share	$12.86	—	$12.86

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 11 Nationwide Market Neutral Fund/Aberdeen Market Neutral Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$12,934,750	—	$12,934,750
Total shares outstanding	1,344,819	—	1,344,819
Class A net assets	$128,779	—	$128,779
Class A shares outstanding	13,427	—	13,427
Class A net asset value per share	$9.54	—	$9.59
Class B net assets	$974	—	$974
Class B shares outstanding	101	—	101
Class B net asset value per share	$9.61	—	$9.61
Class C net assets	$975	—	$975
Class C shares outstanding	101	—	101
Class C net asset value per share	$9.66	—	$9.66
Class R net assets	$980	—	$980
Class R shares outstanding	102	—	102
Class R net asset value per share	$9.62	—	$9.62
Institutional Class net assets	$12,802,056	—	$12,802,056
Institutional Class shares outstanding	1,330,986	—	1,330,986
Institutional Class net asset value per share	$9.62	—	$9.62
Institutional Service Class net assets	$986	—	$986
Institutional Service Class shares outstanding	102	—	102
Institutional Service Class net asset value per share	$9.62	—	$9.62

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 12 Nationwide Mid Cap Growth Leaders Fund/Aberdeen Select Growth Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$41,545,947	—	$41,545,947
Total shares outstanding	2,221,330	—	2,221,330
Class A net assets	$8,127,652	—	$8,127,652
Class A shares outstanding	439,345	—	439,345
Class A net asset value per share	$18.50	—	$18.50
Class B net assets	$2,603,917	—	$2,603,917
Class B shares outstanding	153,983	—	153,983
Class B net asset value per share	$16.91	—	$16.91
Class C net assets	$1,191,125	—	$1,191,125
Class C shares outstanding	70,390	—	70,390
Class C net asset value per share	$16.92	—	$16.92
Class R net assets	$1,626	—	$1,626
Class R shares outstanding	87	—	87
Class R net asset value per share	$18.65	—	$18.65
Institutional Class net assets	$18,288,628	—	$18,288,628
Institutional Class shares outstanding	961,926	—	961,926
Institutional Class net asset value per share	$19.01	—	$19.01
Institutional Service Class net assets	—	—	—
Institutional Service Class shares outstanding	—	—	—
Institutional Service Class net asset value per share	—	—	—
Class D net assets	$11,332,999	—	$11,332,999
Class D shares outstanding	595,599	—	595,599
Class D net asset value per share	$19.03	—	$19.03

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 13 Nationwide Optimal Allocations Fund: Defensive/Aberdeen Optimal Allocations Fund: Defensive

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$2,662,157	—	$2,662,157
Total shares outstanding	253,408	—	253,408
Class A net assets	$893,489	—	$893,489
Class A shares outstanding	85,017	—	85,017
Class A net asset value per share	$10.51	—	$10.51
Class B net assets	$188,886	—	$188,886
Class B shares outstanding	18,044	—	18,044
Class B net asset value per share	$10.47	—	$10.47
Class C net assets	$498,485	—	$498,485
Class C shares outstanding	47,571	—	47,571
Class C net asset value per share	$10.48	—	$10.48
Class R net assets	$1,075	—	$1,075
Class R shares outstanding	102	—	102
Class R net asset value per share	$10.50	—	$10.50
Institutional Class net assets	$1,079,142	—	$1,079,142
Institutional Class shares outstanding	102,571	—	102,571
Institutional Class net asset value per share	$10.52	—	$10.52
Institutional Service Class net assets	$1,080	—	$1,080
Institutional Service Class shares outstanding	103	—	103
Institutional Service Class net asset value per share	$10.53	—	$10.53

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 14 Nationwide Optimal Allocations Fund: Growth/Aberdeen Optimal Allocations Fund: Growth

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$19,441,162	—	$19,441,162
Total shares outstanding	1,383,475	—	1,383,475
Class A net assets	$6,158,670	—	$6,158,670
Class A shares outstanding	431,925	—	431,925
Class A net asset value per share	$14.26	—	$14.26
Class B net assets	$1,660,147	—	$1,660,147
Class B shares outstanding	118,900	—	118,900
Class B net asset value per share	$13.96	—	$13.96
Class C net assets	$11,332,478	—	$11,332,478
Class C shares outstanding	812,105	—	812,105
Class C net asset value per share	$13.95	—	$13.95
Class R net assets	$286,897	—	$286,897
Class R shares outstanding	20,337	—	20,337
Class R net asset value per share	$14.11	—	$14.11
Institutional Class net assets	$1,316	—	$1,316
Institutional Class shares outstanding	92	—	92
Institutional Class net asset value per share	$14.31	—	$14.31
Institutional Service Class net assets	$1,654	—	$1,654
Institutional Service Class shares outstanding	116	—	116
Institutional Service Class net asset value per share	$14.28	—	$14.28

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 15 Nationwide Optimal Allocations Fund: Moderate/Aberdeen Optimal Allocations Fund: Moderate

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$44,364,918	—	$44,364,918
Total shares outstanding	3,439,278	—	3,439,278
Class A net assets	$11,248,259	—	$11,248,259
Class A shares outstanding	862,990	—	862,990
Class A net asset value per share	$13.03	—	$13.03
Class B net assets	$3,434,599	—	$3,434,599
Class B shares outstanding	267,357	—	267,357
Class B net asset value per share	$12.84	—	$12.84
Class C net assets	$29,557,476	—	$29,557,476
Class C shares outstanding	2,299,332	—	2,299,332
Class C net asset value per share	$12.85	—	$12.85
Class R net assets	$121,851	—	$121,851
Class R shares outstanding	9,390	—	9,390
Class R net asset value per share	$12.97	—	$12.97
Institutional Class net assets	$1,242	—	$1,242
Institutional Class shares outstanding	95	—	95
Institutional Class net asset value per share	$13.03	—	$13.03
Institutional Service Class net assets	$1,491	—	$1,491
Institutional Service Class shares outstanding	114	—	114
Institutional Service Class net asset value per share	$13.02	—	$13.02

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 16 Nationwide Optimal Allocations Fund: Moderate Growth/Aberdeen Optimal Allocations Fund: Moderate Growth

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$42,499,263	—	$42,499,263
Total shares outstanding	3,092,943	—	3,092,943
Class A net assets	$15,798,666	—	$15,798,666
Class A shares outstanding	1,141,587	—	1,141,587
Class A net asset value per share	$13.84	—	$13.84
Class B net assets	$4,436,645	—	$4,436,645
Class B shares outstanding	324,050	—	324,050
Class B net asset value per share	$13.69	—	$13.69
Class C net assets	$22,259,500	—	$22,259,500
Class C shares outstanding	1,626,985	—	1,626,985
Class C net asset value per share	$13.68	—	$13.68
Class R net assets	$1,567	—	$1,567
Class R shares outstanding	114	—	114
Class R net asset value per share	$13.79	—	$13.79
Institutional Class net assets	$1,290	—	$1,290
Institutional Class shares outstanding	92	—	92
Institutional Class net asset value per share	$13.86	—	$13.86
Institutional Service Class net assets	$1,595	—	$1,595
Institutional Service Class shares outstanding	115	—	115
Institutional Service Class net asset value per share	$13.86	—	$13.86

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 17 Nationwide Optimal Allocations Fund: Specialty/Aberdeen Optimal Allocations Fund: Specialty

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$117,554,253	—	$117,554,253
Total shares outstanding	7,734,793	—	7,734,793
Class A net assets	$42,187,516	—	$42,187,516
Class A shares outstanding	2,745,395	—	2,745,395
Class A net asset value per share	$15.37	—	$15.37
Class B net assets	$7,561,279	—	$7,561,279
Class B shares outstanding	500,296	—	500,296
Class B net asset value per share	$15.11	—	$15.11
Class C net assets	$67,323,040	—	$67,323,040
Class C shares outstanding	4,457,623	—	4,457,623
Class C net asset value per share	$15.10	—	$15.10
Class R net assets	$479,324	—	$479,324
Class R shares outstanding	31,279	—	31,279
Class R net asset value per share	$15.32	—	$15.32
Institutional Class net assets	$1,347	—	$1,347
Institutional Class shares outstanding	87	—	87
Institutional Class net asset value per share	$15.45	—	$15.45
Institutional Service Class net assets	$1,747	—	$1,747
Institutional Service Class shares outstanding	113	—	113
Institutional Service Class net asset value per share	$15.43	—	$15.43

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 18 Nationwide Small Cap Core Fund/Aberdeen Small Cap Opportunities Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$6,165,287	—	$6,165,287
Total shares outstanding	584,997	—	584,997
Class A net assets	$426,998	—	$426,998
Class A shares outstanding	40,529	—	40,529
Class A net asset value per share	$10.54	—	$10.54
Class B net assets	$20,484	—	$20,484
Class B shares outstanding	1,954	—	1,954
Class B net asset value per share	$10.48	—	$10.48
Class C net assets	$413,483	—	$413,483
Class C shares outstanding	39,464	—	39,464
Class C net asset value per share	$10.48	—	$10.48
Class R net assets	$1,053	—	$1,053
Class R shares outstanding	100	—	100
Class R net asset value per share	$10.50	—	$10.50
Institutional Class net assets	$5,302,210	—	$5,302,210
Institutional Class shares outstanding	502,849	—	502,849
Institutional Class net asset value per share	$10.54	—	$10.54
Institutional Service Class net assets	$1,059	—	$1,059
Institutional Service Class shares outstanding	101	—	101
Institutional Service Class net asset value per share	$10.53	—	$10.53

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 19 Nationwide Small Cap Fund/Aberdeen Small Cap Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**†
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$1,141,364,843	—	$1,141,364,843
Total shares outstanding	51,385,446	—	51,385,446
Class A net assets	$760,257,215	—	$760,257,215
Class A shares outstanding	33,790,522	—	33,790,522
Class A net asset value per share	$22.50	—	$22.50
Class B net assets	$20,420,953	—	$20,420,953
Class B shares outstanding	966,904	—	966,904
Class B net asset value per share	$21.12	—	$21.12
Class C net assets	$242,037,979	—	$242,037,979
Class C shares outstanding	11,437,887	—	11,437,887
Class C net asset value per share	$21.16	—	$21.16
Class R net assets	$9,192,805	—	$9,192,805
Class R shares outstanding	427,445	—	427,445
Class R net asset value per share	$21.51	—	$21.51
Institutional Class net assets	$70,111,198	—	$70,111,198
Institutional Class shares outstanding	3,050,045	—	3,050,045
Institutional Class net asset value per share	$22.99	—	$22.99
Institutional Service Class net assets	$39,344,693	—	$39,344,693
Institutional Service Class shares outstanding	1,712,643	—	1,712,643
Institutional Service Class net asset value per share	$22.97	—	$22.97

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

†  Since the numbers in the table are as of October 31, 2007, the table does not reflect $100,000 seed capital that was deposited in January 2008.

No. 20 Nationwide Small Cap Growth Opportunities Fund/Aberdeen Small Cap Growth Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$7,465,881	—	$7,465,881
Total shares outstanding	551,911	—	551,911
Class A net assets	$376,672	—	$376,672
Class A shares outstanding	27,910	—	27,910
Class A net asset value per share	$13.50	—	$13.50
Class B net assets	$4,775	—	$4,775
Class B shares outstanding	357	—	357
Class B net asset value per share	$13.39	—	$13.39
Class C net assets	$216,267	—	$216,267
Class C shares outstanding	16,138	—	16,138
Class C net asset value per share	$13.40	—	$13.40
Class R net assets	$1,363	—	$1,363
Class R shares outstanding	101	—	101
Class R net asset value per share	$13.44	—	$13.44
Institutional Class net assets	$6,865,431	—	$6,865,431
Institutional Class shares outstanding	507,304	—	507,304
Institutional Class net asset value per share	$13.53	—	$13.53
Institutional Service Class net assets	$1,373	—	$1,373
Institutional Service Class shares outstanding	101	—	101
Institutional Service Class net asset value per share	$13.53	—	$13.53

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 21 Nationwide Small Cap Leaders Fund/Aberdeen Select Small Cap Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$50,278,118	—	$50,278,118
Total shares outstanding	3,957,931	—	3,957,931
Class A net assets	$21,832,230	—	$21,832,230
Class A shares outstanding	1,704,691	—	1,704,691
Class A net asset value per share	$12.81	—	$12.81
Class B net assets	$2,360,979	—	$2,360,979
Class B shares outstanding	188,140	—	188,140
Class B net asset value per share	$12.55	—	$12.55
Class C net assets	$20,301,754	—	$20,301,754
Class C shares outstanding	1,616,063	—	1,616,063
Class C net asset value per share	$12.56	—	$12.56
Class R net assets	$534,374	—	$534,374
Class R shares outstanding	42,120	—	42,120
Class R net asset value per share	$12.69	—	$12.69
Institutional Class net assets	$4,210,343	—	$4,210,343
Institutional Class shares outstanding	326,197	—	326,197
Institutional Class net asset value per share	$12.91	—	$12.91
Institutional Service Class net assets	$1,038,438	—	$1,038,438
Institutional Service Class shares outstanding	80,720	—	80,720
Institutional Service Class net asset value per share	$12.86	—	$12.86

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 22 Nationwide Small Cap Value Fund/Aberdeen Small Cap Value Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$6,320,743	—	$6,320,743
Total shares outstanding	603,999	—	603,999
Class A net assets	$396,023	—	$396,023
Class A shares outstanding	37,882	—	37,882
Class A net asset value per share	$10.45	—	$10.45
Class B net assets	$85,690	—	$85,690
Class B shares outstanding	8,227	—	8,227
Class B net asset value per share	$10.42	—	$10.42
Class C net assets	$359,662	—	$359,662
Class C shares outstanding	34,477	—	34,477
Class C net asset value per share	$10.43	—	$10.43
Class R net assets	$1,088	—	$1,088
Class R shares outstanding	104	—	104
Class R net asset value per share	$10.46	—	$10.46
Institutional Class net assets	$5,477,184	—	$5,477,184
Institutional Class shares outstanding	523,204	—	523,204
Institutional Class net asset value per share	$10.47	—	$10.47
Institutional Service Class net assets	$1,096	—	$1,096
Institutional Service Class shares outstanding	105	—	105
Institutional Service Class net asset value per share	$10.47	—	$10.47

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 23 Nationwide Tax-Free Income Fund/Aberdeen Tax-Free Income Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$140,509,936	—	$140,509,936
Total shares outstanding	13,739,572	—	13,739,572
Class A net assets	$8,250,778	—	$8,250,778
Class A shares outstanding	806,701	—	806,701
Class A net asset value per share	$10.23	—	$10.23
Class B net assets	$668,395	—	$668,395
Class B shares outstanding	65,370	—	65,370
Class B net asset value per share	$10.22	—	$10.22
Class C net assets	$1,470,021	—	$1,470,021
Class C shares outstanding	144,062	—	144,062
Class C net asset value per share	$10.20	—	$10.20
Class D net assets	$127,773,713	—	$127,773,713
Class D shares outstanding	12,493,896	—	12,493,896
Class D net asset value per share	$10.23	—	$10.23
			—
Class X net assets	$2,216,567	—	$2,216,567
Class X shares outstanding	216,748	—	216,748
Class X net asset value per share	$10.23	—	$10.23
			—
Class Y net assets	$130,462	—	$130,462
Class Y shares outstanding	12,795	—	12,795
Class Y net asset value per share	$10.20	—	$10.20

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 24 Nationwide U.S. Growth Leaders Fund/Aberdeen Select Growth Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$133,103,211	—	$133,103,211
Total shares outstanding	10,923,951	—	10,923,951
Class A net assets	$84,972,866	—	$84,972,866
Class A shares outstanding	6,872,422	—	6,872,422
Class A net asset value per share	$12.36	—	$12.36
Class B net assets	$6,323,988	—	$6,323,988
Class B shares outstanding	539,421	—	539,421
Class B net asset value per share	$11.72	—	$11.72
Class C net assets	$34,820,413	—	$34,820,413
Class C shares outstanding	2,951,472	—	2,951,472
Class C net asset value per share	$11.80	—	$11.80
Class R net assets	$1,734,057	—	$1,734,057
Class R shares outstanding	144,864	—	144,864
Class R net asset value per share	$11.97	—	$11.97
Institutional Class net assets	$4,735,726	—	$4,735,726
Institutional Class shares outstanding	374,729	—	374,729
Institutional Class net asset value per share	$12.64	—	$12.64
Institutional Service Class net assets	$516,161	—	$516,161
Institutional Service Class shares outstanding	41,043	—	41,043
Institutional Service Class net asset value per share	$12.58	—	$12.58

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 25 Nationwide U.S. Growth Leaders Long-Short Fund/Aberdeen Equity Long-Short Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$95,944,291	—	$95,944,291
Total shares outstanding	8,830,437	—	8,830,437
Class A net assets	$45,037,227	—	$45,037,227
Class A shares outstanding	3,788,910	—	3,788,910
Class A net asset value per share	$11.89	—	$11.89
Class B net assets	$2,243,514	—	$2,243,514
Class B shares outstanding	194,453	—	194,453
Class B net asset value per share	$11.54	—	$11.54
Class C net assets	$24,767,983	—	$24,767,983
Class C shares outstanding	2,845,238	—	2,845,238
Class C net asset value per share	$8.71	—	$8.71
Class R net assets	$1,329	—	$1,329
Class R shares outstanding	114	—	114
Class R net asset value per share	$11.69	—	$11.69
Institutional Class net assets	$23,894,238	—	$23,894,238
Institutional Class shares outstanding	2,001,722	—	2,001,722
Institutional Class net asset value per share	$11.94	—	$11.94

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

No. 26 Nationwide Worldwide Leaders Fund/Aberdeen Select Worldwide Fund

	Nationwide Fund	Aberdeen Fund*	Aberdeen Fund after Transaction (pro forma)**
	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$86,758,335	—	$86,758,335
Total shares outstanding	5,709,654	—	5,709,654
Class A net assets	$61,524,522	—	$61,524,522
Class A shares outstanding	4,002,241	—	4,002,241
Class A net asset value per share	$15.37	—	$15.37
Class B net assets	$2,209,061	—	$2,209,061
Class B shares outstanding	150,043	—	150,043
Class B net asset value per share	$14.72	—	$14.72
Class C net assets	$21,935,400	—	$21,935,400
Class C shares outstanding	1,484,443	—	1,484,443
Class C net asset value per share	$14.78	—	$14.78
Class R net assets	$1,047,712	—	$1,047,712
Class R shares outstanding	70,250	—	70,250
Class R net asset value per share	$14.91	—	$14.91
Institutional Class net assets	$2,190	—	$2,190
Institutional Class shares outstanding	140	—	140
Institutional Class net asset value per share	$15.61	—	$15.61
Institutional Service Class net assets	$39,450	—	$39,450
Institutional Service Class shares outstanding	2,537	—	2,537
Institutional Service Class net asset value per share	$15.55	—	$15.55

*  The Aberdeen Fund is a shell fund therefore no estimated capitalization is available.

**  The estimated numbers are examples of the number of shares of an Aberdeen Fund that would be exchanged for the shares of the corresponding Nationwide Fund if the Transaction was consummated on October 31, 2007 and do not reflect the number of shares or value of shares that would actually be received if the Transaction, as depicted, occurs.

COMPARISON OF NATIONWIDE FUNDS AND ABERDEEN FUNDS

This section describes other comparisons that can be made between the Nationwide Funds and the Aberdeen Funds.

How do the fundamental investment restrictions of the Funds differ?

The Aberdeen Funds have adopted substantially similar investment restrictions. A Fund may not change any of its fundamental investment restrictions without a vote of its shareholders. Each Aberdeen Fund's fundamental investment restrictions are listed in the Aberdeen Funds' Statement of Additional Information dated February 7, 2008, as amended, related to the Aberdeen Funds' Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

Who manages the Funds?

The management of the business and affairs of the Nationwide Funds is the responsibility of the Nationwide Board and the management of the business and affairs of Aberdeen Funds is the responsibility of the Aberdeen Board. The Boards and senior management select officers who are responsible for the day-to-day operations. NFA is the current investment adviser to the Nationwide Funds. Effective October 1, 2007, Aberdeen Inc. began serving as investment subadviser to certain of the Nationwide Funds, as set forth below. Upon the Closing Date, Aberdeen Inc. will continue to be the investment adviser to the Aberdeen Funds.

Nationwide Funds

NFA, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Nationwide Funds' assets and supervises the daily business affairs of the Nationwide Funds. Subject to the supervision of the Nationwide Board, NFA also determines the allocation of the Nationwide Funds' assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial.

Aberdeen Funds

Aberdeen Inc., a Delaware corporation formed in 1994, serves as the investment adviser to each Aberdeen Fund. Aberdeen's principal place of business is 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. As of October 31, 2007, Aberdeen had approximately $37.5 billion in assets under management. Aberdeen manages and supervises the investment of each Fund's assets on a discretionary basis.

Aberdeen Inc. is a wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $209.7 billion in assets as of October 31, 2007 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

The following chart provides the investment subadviser to each Fund.

No.	Nationwide Fund	Nationwide Fund's Investment Subadviser	Aberdeen Fund	Aberdeen Fund's Investment Subadviser
1.	Nationwide China Opportunities Fund	Gartmore Global Partners	Aberdeen China Opportunities Fund	Gartmore Global Partners with oversight by Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited

2.	Nationwide Emerging Markets Fund	Gartmore Global Partners	Aberdeen Developing Markets Fund	Gartmore Global Partners with oversight by Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited

3.	Nationwide Global Financial Services Fund	Aberdeen Asset Management Inc.	Aberdeen Global Financial Services Fund	None

4.	Nationwide Health Sciences Fund	Aberdeen Asset Management Inc.	Aberdeen Health Sciences Fund	None

5.	Nationwide Natural Resources Fund	Aberdeen Asset Management Inc.	Aberdeen Natural Resources Fund	None

No.	Nationwide Fund	Nationwide Fund's Investment Subadviser	Aberdeen Fund	Aberdeen Fund's Investment Subadviser
6.	Nationwide Technology and Communications Fund	Aberdeen Asset Management Inc.	Aberdeen Technology and Communications Fund	None

7.	Nationwide Global Utilities Fund	Gartmore Global Partners	Aberdeen Global Utilities Fund	Gartmore Global Partners with oversight by Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited

8.	Nationwide Hedged Core Equity Fund	Aberdeen Asset Management Inc.	Aberdeen Hedged Core Equity Fund	None

9.	Nationwide International Growth Fund	Gartmore Global Partners	Aberdeen International Equity Fund	Gartmore Global Partners with oversight by Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited

10.	Nationwide Leaders Fund	Aberdeen Asset Management Inc.	Aberdeen Select Equity Fund	None

11.	Nationwide Market Neutral Fund	Aberdeen Asset Management Inc.	Aberdeen Market Neutral Fund	None

12.	Nationwide Mid Cap Growth Leaders Fund	Security Investors, LLC	Aberdeen Select Mid Cap Growth Fund	Security Investors, LLC

13.	Nationwide Optimal Allocations Fund: Defensive	Aberdeen Asset Management Inc.	Aberdeen Optimal Allocations Fund: Defensive	None

14.	Nationwide Optimal Allocations Fund: Growth	Aberdeen Asset Management Inc.	Aberdeen Optimal Allocations Fund: Growth	None

15.	Nationwide Optimal Allocations Fund: Moderate	Aberdeen Asset Management Inc.	Aberdeen Optimal Allocations Fund: Moderate	None

16.	Nationwide Optimal Allocations Fund: Moderate Growth	Aberdeen Asset Management Inc.	Aberdeen Optimal Allocations Fund: Moderate Growth	None

17.	Nationwide Optimal Allocations Fund: Specialty	Aberdeen Asset Management Inc.	Aberdeen Optimal Allocations Fund: Specialty	None

18.	Nationwide Small Cap Core Fund	Aberdeen Asset Management Inc.	Aberdeen Small Cap Opportunities Fund	None

19.	Nationwide Small Cap Fund	Aberdeen Asset Management Inc.	Aberdeen Small Cap Fund	None

20.	Nationwide Small Cap Growth Opportunities Fund	Aberdeen Asset Management Inc.	Aberdeen Small Cap Growth Fund	None

21.	Nationwide Small Cap Leaders Fund	Aberdeen Asset Management Inc. (value sleeve)	Aberdeen Select Small Cap Fund	None (value sleeve) (Aberdeen Asset Management Inc. will continue to manage this portion as the investment adviser)

		NorthPointe Capital LLC (growth sleeve)		NorthPointe Capital LLC (growth sleeve)

No.	Nationwide Fund	Nationwide Fund's Investment Subadviser	Aberdeen Fund	Aberdeen Fund's Investment Subadviser
22.	Nationwide Small Cap Value Fund	Aberdeen Asset Management Inc.	Aberdeen Small Cap Value Fund	None

23.	Nationwide Tax-Free Income Fund	None	Aberdeen Tax-Free Income Fund	Credit Suisse Asset Management, LLC

24.	Nationwide U.S. Growth Leaders Fund	Aberdeen Asset Management Inc.	Aberdeen Select Growth Fund	None

25.	Nationwide U.S. Growth Leaders Long-Short Fund	Aberdeen Asset Management Inc.	Aberdeen Equity Long-Short Fund	None

26.	Nationwide Worldwide Leaders Fund	Gartmore Global Partners	Aberdeen Select Worldwide Fund	Gartmore Global Partners with oversight by Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited

A discussion of the basis for the Boards' approval of each Nationwide Fund's respective investment advisory contract will be available in the Nationwide Funds' semi-annual reports to shareholders for the period ended April 30, 2008 and will become available in the Aberdeen Funds' first shareholder report after the Closing Date.

In addition, the portfolio managers for the Nationwide Funds and the Aberdeen Funds are the same and there will be no management changes as a result of the Transaction, except for the Nationwide Tax-Free Income Fund/Aberdeen Tax-Free Income Fund. The Aberdeen Tax-Free Income Fund will be subadvised by Credit Suisse Asset Management, LLC.

Investment Advisory Fees. NFA is the current investment adviser to the Nationwide Funds. Upon the Closing Date, Aberdeen will serve as investment adviser to the Aberdeen Funds. NFA and Aberdeen Inc. have entered into investment advisory agreements relating to the Nationwide Funds and Aberdeen Funds, respectively.

The following chart states the investment advisory fees of each Nationwide Fund and the corresponding Aberdeen Fund. Each corresponding Aberdeen Fund's investment advisory fees are identical to that of the Nationwide Fund, except (i) Aberdeen has eliminated the performance fee structure from the corresponding Aberdeen Fund for the Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide International Growth Fund, Nationwide Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund ("Performance Fee Funds") and intends to use the current base fees of the Performance Fee Funds as the advisory fees for the corresponding Aberdeen Fund with no adjustment for performance; and (ii) the advisory fee for the Aberdeen Tax-Free Income Fund is lower than that of the Nationwide Tax-Free Income Fund. The elimination of the performance fee structure could result in Aberdeen Inc. receiving either a lower or higher advisory fee than it would be entitled to if the performance fee structure was continued.

No.	Nationwide Fund	Investment Advisory Fees of the Nationwide Fund	Aberdeen Fund	Investment Advisory Fees of the Aberdeen Fund
1.	Nationwide China Opportunities Fund	1.25% on assets up to $500 million; 1.20% on assets of $500 million and more but less than $2 billion; 1.15% on assets of $2 billion and more plus a performance based fee adjustment	Aberdeen China Opportunities Fund	Same as Nationwide Fund except no performance based fee adjustment.

2.	Nationwide Emerging Markets Fund	1.05% on assets up to $500 million; 1.00% on assets of $500 million and more but less than $2 billion; 0.95% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Developing Markets Fund	Same as Nationwide Fund except no performance based fee adjustment.

3.	Nationwide Global Financial Services Fund	0.90% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Global Financial Services Fund	Same as Nationwide Fund except no performance based fee adjustment.

No.	Nationwide Fund	Investment Advisory Fees of the Nationwide Fund	Aberdeen Fund	Investment Advisory Fees of the Aberdeen Fund
4.	Nationwide Health Sciences Fund	0.90% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Health Sciences Fund	Same as Nationwide Fund except no performance based fee adjustment.

5.	Nationwide Natural Resources Fund	0.70% on assets up to $500 million; 0.65% on assets of $500 million and more but less than $2 billion; 0.60% on assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Natural Resources Fund	Same as Nationwide Fund except no performance based fee adjustment.

6.	Nationwide Technology and Communications Fund	0.88% on assets up to $500 million; 0.83% on assets of $500 million and more but less than $2 billion; 0.78% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Technology and Communications Fund	Same as Nationwide Fund except no performance based fee adjustment.

7.	Nationwide Global Utilities Fund	0.70% on assets up to $500 million; 0.65% on assets of $500 million and more but less than $2 billion; 0.60% for assets of $2 billion or more plus a performance based fee adjustment	Aberdeen Global Utilities Fund	Same as Nationwide Fund except no performance based fee adjustment.

8.	Nationwide Hedged Core Equity Fund	1.25% of average daily net assets	Aberdeen Hedged Core Equity Fund	Same as Nationwide Fund.

9.	Nationwide International Growth Fund	0.90% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen International Equity Fund	Same as Nationwide Fund except no performance based fee adjustment.

10.	Nationwide Leaders Fund	0.80% on assets up to $500 million; 0.70% on assets of $500 million and more but less than $2 billion; 0.65% on assets of $2 billion or more plus a performance based fee adjustment	Aberdeen Select Equity Fund	Same as Nationwide Fund except no performance based fee adjustment.

11.	Nationwide Market Neutral Fund	1.25% of average daily net assets	Aberdeen Market Neutral Fund	Same as Nationwide Fund.

12.	Nationwide Mid Cap Growth Leaders Fund	0.80% on assets up to $250 million; 0.77% on assets of $250 million and more but less than $1 billion; 0.74% on assets of $1 billion and more but less than $2 billion; 0.71% on assets of $2 billion and more but less than $5 billion; 0.68% for assets of $5 billion and more	Aberdeen Select Mid Cap Growth Fund	Same as Nationwide Fund.

13.	Nationwide Optimal Allocations Fund: Defensive	0.15% of the Fund's average daily net assets	Aberdeen Optimal Allocations Fund: Defensive	Same as Nationwide Fund.

14.	Nationwide Optimal Allocations Fund: Growth	0.15% of the Fund's average daily net assets	Aberdeen Optimal Allocations Fund: Growth	Same as Nationwide Fund.

15.	Nationwide Optimal Allocations Fund: Moderate	0.15% of the Fund's average daily net assets	Aberdeen Optimal Allocations Fund: Moderate	Same as Nationwide Fund.

No.	Nationwide Fund	Investment Advisory Fees of the Nationwide Fund	Aberdeen Fund	Investment Advisory Fees of the Aberdeen Fund
16.	Nationwide Optimal Allocations Fund: Moderate Growth	0.15% of the Fund's average daily net assets	Aberdeen Optimal Allocations Fund: Moderate Growth	Same as Nationwide Fund.

17.	Nationwide Optimal Allocations Fund: Specialty	0.15% of the Fund's average daily net assets	Aberdeen Optimal Allocations Fund: Specialty	Same as Nationwide Fund.

18.	Nationwide Small Cap Core Fund	0.85% on assets up to $500 million; 0.75% on assets of $500 million and more but less than $2 billion; 0.70% for assets of $2 billion and more	Aberdeen Small Cap Opportunities Fund	Same as Nationwide Fund.

19.	Nationwide Small Cap Fund	0.95% on assets up to $100 million; 0.80% on assets of $100 million and more	Aberdeen Small Cap Fund	Same as Nationwide Fund.

20.	Nationwide Small Cap Growth Opportunities Fund	0.95% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more	Aberdeen Small Cap Growth Fund	Same as Nationwide Fund.

21.	Nationwide Small Cap Leaders Fund	0.95% of the Fund's average daily net assets	Aberdeen Select Small Cap Fund	Same as Nationwide Fund.

22.	Nationwide Small Cap Value Fund	0.95% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more	Aberdeen Small Cap Value Fund	Same as Nationwide Fund.

23.	Nationwide Tax-Free Income Fund	0.50% up to $250 million 0.475% on assets of $250 million and more but less than $1 billion; 0.45% on assets of $1 billion and more but less than $2 billion; 0.425% on assets of $2 billion and more but less than $5 billion; 0.40% for assets of $5 billion and more	Aberdeen Tax-Free Income Fund	0.425% up to $250 million 0.375% on assets of $250 million and more but less than $1 billion; 0.355% on assets of $1 billion or more.

24.	Nationwide U.S. Growth Leaders Fund	0.90% on assets up to $500 million; 0.80% on the next $1.5 billion in assets; 0.75% on assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Select Growth Fund	Same as Nationwide Fund except no performance based fee adjustment.

25.	Nationwide U.S. Growth Leaders Long-Short Fund	1.50% on assets up to $250 million; 1.25% on assets of $250 million and more	Aberdeen Equity Long-Short Fund	Same as Nationwide Fund.

26.	Nationwide Worldwide Leaders Fund	0.90% on assets up to $500 million; 0.85% on assets of $500 million and more but less than $2 billion; 0.80% for assets of $2 billion and more plus a performance based fee adjustment	Aberdeen Select Worldwide Fund	Same as Nationwide Fund except no performance based fee adjustment.

NFA and Aberdeen Inc. have agreed to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period through May 1, 2009 (for the Nationwide Fund) and a two-year period from the Closing Date (for the Aberdeen Fund) to the extent necessary to limit the operating expenses of each Fund to the levels described in the footnotes to the Fee Tables provided in "What are the fees and expenses of each Fund and what should I expect them to be after the Transaction." The current fee waivers and expense limitations for the Nationwide Funds exclude certain Fund expenses, such as any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles. Aberdeen will continue the same fee waivers with the similar exclusions. As a result, shareholders should experience no significant increase in net annual fund operating fees and expenses for at least two years following the Closing Date. For more information about advisory fees, see the Nationwide and Aberdeen Funds' prospectuses which are each incorporated by reference herein.

What are other key features of the Funds?

Distribution Services

Nationwide Funds

Nationwide Fund Distributors LLC ("NFD"), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, serves as the Nationwide Funds' principal underwriter. In its capacity as principal underwriter, NFD receives purchase orders and redemption requests relating to shares of each of the Nationwide Funds. As such, NFD is entitled to any front-end sales charges or contingent deferred sales charge imposed on purchases or sales of shares of the Funds. NFD also receives fees from the Nationwide Funds under a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") in connection with the sale and distribution of the Nationwide Funds' Class A, Class B, Class C, Class R, Class X and Class Y Shares.

Aberdeen Funds

Aberdeen Fund Distributors LLC ("AFD"), located at 5 Tower Bridge, 300 Barr Harbor Drive, Suite 300, Conshohocken, Pennsylvania 19428, will serve as the Aberdeen Funds' principal underwriter. AFD is currently in the process of registering with the Financial Industry Regulatory Authority ("FINRA"). Until AFD is registered with FINRA, Aberdeen Funds and Foreside Fund Services, LLC ("Foreside") have entered into a distribution agreement dated February 5, 2008 whereby Foreside will act as the Aberdeen Funds' principal underwriter. Foreside is located at Two Portland Square, Portland, ME 04101. In its capacity as principal underwriter, AFD and Foreside will receive purchase orders and redemption requests relating to shares of each of the Aberdeen Funds. As such, AFD and Foreside will be entitled to any front-end sales charges or contingent deferred sales charge imposed on purchases or sales of shares of the Aberdeen Funds. AFD and Foreside will also receive fees from the Aberdeen Funds under a Distribution Plan adopted under Rule 12b-1 of the 1940 Act in connection with the sale and distribution of the Aberdeen Funds' Class A, Class B, Class C, Class R, Class X and Class Y Shares.

Rule 12b-1 Plan

Nationwide Funds

The Nationwide Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Distribution Plan permits the Nationwide Funds to compensate NFD, as the Nationwide Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Nationwide Funds. Although actual distribution expenses may be more or less, under the Distribution Plan the Nationwide Funds pay the distributor an annual fee in an amount that will not exceed the following amounts: 0.25% of the average daily net assets of Class A shares of each Nationwide Fund (distribution or service fee); 1.00% of the average daily net assets of Class B and Class C shares for each Nationwide Fund (0.25% service fees); 0.85% of the average daily net assets of the Class X and Class Y shares of the applicable Nationwide Fund; and 0.50% of the average daily net assets of the Class R Shares of each Nationwide Fund (0.25% of which must be either a distribution or a service fee).

Aberdeen Funds

The Aberdeen Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Distribution Plan permits the Aberdeen Funds to compensate AFD, as the Aberdeen Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Aberdeen Funds. Although actual distribution expenses may be more or less, under the Distribution Plan the Aberdeen Funds pay the distributor an annual fee in an amount that will not exceed the following amounts: 0.25% of the average daily net assets of Class A shares of each applicable Aberdeen Fund (distribution or services fees); 1.00% of the average daily net assets of Class B and Class C shares for each applicable Aberdeen Fund (0.25% service fees); 0.50% of the average daily net assets of the Class R Shares of each applicable Aberdeen Fund (0.25% of which must be either a distribution or service fee); and 0.85% of the average daily net assets of Class X and Class Y shares for the applicable Aberdeen Fund (0.10% service fee).

Administration and Transfer Agency Services

Nationwide Funds

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC ("NFM"), an indirect wholly-owned subsidiary of Nationwide Financial, provides various administrative and accounting services, including daily valuation of the Nationwide Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Nationwide Board. NFM also serves as transfer agent and dividend disbursing agent for each of the Nationwide Funds. NFM is located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. Prior to May 1, 2007, Nationwide SA Capital Trust (then known as "Gartmore SA Capital Trust") served as administrator to the Funds, although NFM served as transfer agent.

Sub-Administrator and Sub-Transfer Agent. NFM has entered into a Services Agreement with Citi Fund Services (formerly BISYS Fund Services Ohio, Inc.) ("Citi"), effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Nationwide Funds.

Administration and Transfer Agency Services

Aberdeen Funds

Under the terms of a Fund Administration Agreement, Aberdeen Inc. provides various administrative services to the Aberdeen Funds. Aberdeen Inc. is located at 5 Tower Bridge, 300 Barr Harbor Drive, Suite 300, West Conshohocken, Pennsylvania 19428. Aberdeen Inc. will not receive a fee for this service.

Sub-Administrator, Transfer Agent and Fund Accountant

Aberdeen has entered into a Services Agreement with Citi whereby Citi provides transfer agent, dividend disbursement agent, and fund accounting services. Aberdeen Inc. has also entered into a Sub-Administration Agreement with Citi whereby Citi will assist Aberdeen Inc. in providing administration services for each of the Aberdeen Funds.

Custodial Services

JPMorgan Chase Bank, 4 New York Plaza, New York, New York 10008, is the custodian for the Nationwide Funds and the Aberdeen Funds and makes all receipts and disbursements under a Custody Agreement with Nationwide and Aberdeen, respectively.

Auditors

PricewaterhouseCoopers LLP ("PwC"), is the independent registered public accounting firm of the Nationwide Funds and the Aberdeen Funds.

Purchase, Exchange, and Redemption Procedures

Nationwide Funds and Aberdeen Funds

Procedures for and policies relating to the purchase, exchange and redemption of each Fund's shares are substantially similar. For more detailed information you may refer to the section entitled "Investing with Aberdeen Funds" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Aberdeen Fund's shares that can be found in the Aberdeen Funds' Prospectus that accompanies this Proxy Statement/Prospectus and is incorporated by reference herein.

Dividends and Other Distributions

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will also distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Aberdeen Fund, please see the section entitled "Distribution and Taxes" in the Aberdeen Funds' Prospectus that accompanies this Proxy Statement/Prospectus and is incorporated by reference herein.

MORE INFORMATION ABOUT THE FUNDS

Additional Information. More information about the Nationwide Funds and the Aberdeen Funds is included in: (i) the Nationwide Funds' prospectuses dated February 28, 2008 which are incorporated by reference herein and considered a part of this Proxy Statement/Prospectus; (ii) the Statements of Additional Information dated February 28, 2008 relating to the Nationwide Funds Prospectuses (iii) the Aberdeen Funds' Prospectus, which accompanies this Proxy Statement/Prospectus, is incorporated by reference and considered a part of this Proxy Statement/Prospectus; (iv) the Statement of Additional Information dated February 7, 2008, as amended to date, relating to the Aberdeen Funds' Prospectus; and (v) the Statement of Additional Information dated March 14, 2008 (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein. You may request free copies of the Nationwide Funds' Prospectuses or Statements of Additional Information (including any supplement) by calling (800) 848-0920 or by writing Nationwide Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. You may request free copies of the Aberdeen Funds' Prospectus or Statements of Additional Information (including any supplements), which will be filed with the SEC, by calling (800) 523-1918 or by writing to the Aberdeen Funds, 5 Tower Bridge, 300 Barr Harbor Drive, Suite 300, West Conshohocken, Pennsylvania 19428.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Aberdeen Funds with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Aberdeen Funds and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Experts

The audited financial statements for the Nationwide Funds, appearing in the Nationwide Funds' 2007 Annual Report have been audited by PwC, independent registered public accounting firm as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such form as experts in accounting and auditing.

VOTING INFORMATION

What vote is necessary to approve the Plan?

Quorum. With respect to the action to be taken by the shareholders of the Nationwide Funds discussed in this Proxy Statement/Prospectus, the presence in person or by proxy of shareholders entitled to cast a majority of the shares of each Nationwide Fund on the Proposal at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting. Abstentions and "broker non-votes," as described below, shall be treated as votes present for purposes of determining whether a quorum exists. Because the shareholders of each Nationwide Fund are voting separately on the Proposal, the presence of a quorum at the Meeting will be determined on a Fund-by-Fund basis. For purposes of determining whether a Proposal has been approved for the Nationwide Funds, "broker non-votes" and abstentions will have the effect of a vote "against" the Proposal. Broker non-votes are proxies from brokers indicating that they have not received voting instructions from the beneficial owner on the particular matter with respect to which the broker does not have discretionary voting powers.

Shareholder Approval. With respect to each Nationwide Fund, the Proposal must be approved by a "majority of outstanding voting securities" as defined in the 1940 Act, which means the lesser of the vote of: (i) 67% or more of the voting securities of a Nationwide Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of a Nationwide Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Nationwide Fund.

In the event the Transaction is approved with respect to less than all of the Nationwide Funds, the failure of a Nationwide Fund to consummate the Transaction contemplated by the Plan shall not affect the consummation or validity of the Transaction with respect to any other Nationwide Fund. Accordingly, it is possible that if a shareholder owns shares in two or more Nationwide Funds and one of the Nationwide Funds does not approve the Transaction, then the shareholder of the particular Nationwide Fund which did not approve the Transaction would remain a shareholder of that Nationwide Fund. However, with respect to the Nationwide Funds that approve the Transaction, a shareholder of those particular Nationwide Funds at the Closing Date would become a shareholder of the Aberdeen Funds.

Adjournment. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Nationwide Funds present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

This Proxy Statement, Notice of Meeting, proxy card(s), and voting instruction forms were first mailed to shareholders on or about March 24, 2008.

Who can vote to approve the Plan?

Only shareholders of record of the Nationwide Funds at the close of business on February 29, 2008 (the "Record Date"), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Exhibit B to this Proxy Statement/Prospectus sets forth the number of shares of beneficial interest of each of the Nationwide Funds which were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Nationwide expressly revoking their proxy, by signing and forwarding to Nationwide a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Nationwide Board does not intend to bring any matters before the Meeting with respect to the Nationwide Funds other than those described in this Proxy Statement/Prospectus. The Nationwide Board is not aware of any other matters to be brought before the Meeting with respect to the Nationwide Funds by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

What other solicitations will be made?

This proxy solicitation is being made by the Nationwide Board for use at the Meeting. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Nationwide Board will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Nationwide Board may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Nationwide, NFA, Aberdeen and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. The Nationwide Board has engaged The Altman Group ("Altman") to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of $285,000, including out of pocket expenses, which will be borne equally by Nationwide Financial and Aberdeen Inc. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Nationwide Financial expects that the solicitations will be primarily by mail, but also will include telephone, telecopy, or oral solicitations. Employees of NFA and/or Aberdeen Inc. may engage in the solicitation of shareholder votes as well.

As the Meeting date approaches, certain shareholders of the Nationwide Funds may receive a telephone call from a representative of Altman if their votes have not yet been received. Proxies that are obtained telephonically by Altman will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited by Altman, the Altman representative is required to ask each shareholder to state his or her full name. The representative then states the city, state and zip code on the account and asks the shareholder to confirm his or her identity by stating their street address. If the shareholder is a corporation or other entity, the Altman representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Altman, then the Altman representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder's instructions on the Proposal. Although the Altman representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Altman will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter via USPS to confirm his or her vote and asking the shareholder to call Altman immediately if his or her instructions are not correctly reflected in the confirmation.

How do I submit a shareholder proposal?

Nationwide is not required, and does not intend, to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in Nationwide's proxy statement for the next meeting of shareholders (if any) should send his or her written proposal to Nationwide's offices at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, so that it is received within a reasonable time in advance of any such meeting in order to be included in Nationwide's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

PRINCIPAL HOLDERS OF SHARES

On February 29, 2008, the officers and Trustees of each of Nationwide and Aberdeen, as a group, owned less than 1% of the outstanding voting shares of any Nationwide Fund or Aberdeen Fund, respectively, or class thereof.

To the best knowledge of Nationwide, as of February 29, 2008, no person, except as set forth in the table at Exhibit C, owned of record 5% or more of the outstanding shares of any class of the Nationwide Funds. As of February 29, 2008, no shares of the Aberdeen Funds have been offered.

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit
A	Form of Agreement and Plan of Reorganization between Nationwide Mutual Funds, on behalf of the Nationwide Funds, and Aberdeen Funds, on behalf of the Aberdeen Funds

B	Outstanding Voting Securities of the Funds as of February 29, 2008

C	Principal Holders of Shares as of February 29, 2008

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this 8th day of February, 2008, by and between the Aberdeen Funds (the "Acquiring Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 5 Tower Bridge, 300 Barr Harbor Drive, Suite 300, West Conshohocken, PA 19428, on behalf of its series of shares of beneficial interest as listed in column 1 of Schedule I hereto (each such series of shares, an "Acquiring Fund," and together, the "Acquiring Funds") and the Nationwide Mutual Funds (the "NMF Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1200 River Road, Suite 1000, Conshohocken, PA 19428, on behalf of certain of its series of shares of beneficial interest as listed in column 2 of Schedule I hereto (each, an "Acquired Fund" and, together, the "Acquired Funds"). Each of the Acquired Funds has a corresponding Acquiring Fund set forth opposite the Acquired Fund as listed in Schedule I. (The Acquiring Trust and the NMF Trust, on behalf each of their respective Acquiring Funds and Acquired Funds, are hereinafter collectively referred to as the "parties"). Nationwide Financial Services, Inc., a Delaware corporation ("NFS") and Aberdeen Asset Management, Inc., a Delaware corporation ("AAMI") each join this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of each Acquired Fund into its corresponding Acquiring Fund (the "Reorganization") will consist of: (i) the acquisition by the Acquiring Trust on behalf of each of the Acquiring Funds of all of the property, assets and goodwill of its corresponding Acquired Fund in exchange solely for shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the Acquiring Trust on behalf of each of the Acquiring Funds of all of the liabilities (as defined in Section 1 below) of its corresponding Acquired Fund; (iii) the distribution of each of the Acquiring Fund's shares to the shareholders of its corresponding Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of each Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth. Each Acquiring Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities (as defined in Section 1 below) of its corresponding Acquired Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.  Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of Each of the Acquired Funds

(a)  Upon satisfaction of the conditions precedent described in Section 9 hereof, the NMF Trust will convey, transfer and deliver to the Acquiring Trust on behalf of each of the Acquiring Funds, at the Closing, all of the then-existing assets of its corresponding Acquired Fund (the "Assets"). In consideration thereof, the Acquiring Trust agrees at the Closing (i) that each Acquiring Fund shall assume and pay when due all obligations and liabilities (as reflected in the statement of assets and liabilities to be provided under Sections 4(e) and 7(f) of this Agreement) of its corresponding Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the "Liabilities"); and (ii) that the Acquiring Trust shall deliver to the NMF Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of each class of shares of beneficial interest, without par value, of each of the Acquiring Funds equal in number to the number of full and fractional shares of the corresponding class of shares of beneficial interest, without par value, of its corresponding Acquired Fund outstanding at the time of calculation of the Acquired Fund's net asset value ("NAV") as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof and hereinafter called the "Valuation Date"), which shall be the business day immediately preceding the Effective Date of the Reorganization. The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). The Acquiring Trust shall distribute to the NMF Trust's shareholders the shares of the Acquiring Trust in accordance with this Agreement and the resolutions of the Board of Trustees of the Acquiring Trust (the "Board of Trustees") authorizing the transactions contemplated by this Agreement.

(b)  In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Trust will establish an open account of each Acquiring Fund for each shareholder of its corresponding Acquired Fund and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the corresponding classes of shares of the Acquiring Fund equal to the number of full and fractional shares of beneficial interest which such shareholder holds in the corresponding class or classes of the Acquired Fund at the time of calculation of the Acquired Fund's NAV on the business day immediately preceding the Effective Date of the Reorganization. Fractional shares of each of the Acquired Funds are, and fractional shares of each of the Acquiring Funds will be, carried to the third decimal place. At the time of calculation of each of the Acquired Fund's NAVs on the Valuation Date, the NAV per share of each class of shares of the Acquiring Fund shall be deemed to be the same as the NAV per share of each corresponding class of shares of the corresponding Acquired Fund. On the Effective Date of the Reorganization, each certificate, if any, representing shares of a class of an Acquired Fund will be deemed to represent the same number of shares of the corresponding class of its corresponding Acquiring Fund. Simultaneously with the crediting of the shares of each of the Acquiring Funds to the shareholders of record of its corresponding Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled.

(c)  Unless requested, no certificates representing shares of beneficial interest of any Acquiring Fund will be issued to shareholders of a corresponding Acquired Fund irrespective of whether such shareholders hold their shares in certificated form. Upon request, each shareholder of each of the Acquired Funds will have the right to deliver the shareholder's share certificates of the Acquired Fund, if any, to the Acquiring Trust in exchange for either (i) share certificates of the corresponding Acquiring Fund, or (ii) book entries establishing the shareholder's ownership of shares, in either case, for shares of the class of shares of the Acquiring Fund equal to the number of shares of the corresponding class of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Trust unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the class of shares of the Acquiring Fund equal to the number of shares of the corresponding class of shares of the Acquired Fund owned by such shareholder. As soon as practicable following the Closing, the NMF Trust shall dissolve the Acquired Funds.

2.  Valuation

(a)  The NAV of each Acquired Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the NMF Trust's currently effective prospectus and statement of additional information with respect to such Acquired Fund.

(b)  The NAV of a share of each class of shares of beneficial interest of each of the Acquired Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the NMF Trust's currently effective prospectus and statement of additional information with respect to such Acquired Fund.

3.  Closing and Valuation Date

(a)  The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of each of the Acquired Funds to the Acquiring Trust on behalf of each of the Acquiring Funds in exchange for the assumption and payment, when due, by each Acquiring Fund of the Liabilities of the corresponding Acquired Fund; and (ii) the issuance and delivery of the Acquiring Trust's shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions. Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Acquired Fund at which this Agreement is considered and approved, the Closing shall occur on May 9, 2008 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date ("Effective Date of the Reorganization"). The Closing shall take place at the principal office of the Acquiring Trust, 5 Tower Bridge, Suite 300, 300 Barr Harbor Drive, West Conshohocken, PA 19428 at approximately 9:00 a.m. Eastern Daylight Time or Eastern Standard Time, as applicable, on the Valuation Date.

(b)  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or NMF Trust, accurate appraisal of the value of the net assets of any Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of each of the Acquired Funds is practicable in the judgment of the Acquiring Trust and NMF Trust.

(c)  The NMF Trust shall provide, as of the Closing, for delivery of those Assets of each of the Acquired Funds to be transferred to the Custodian of its corresponding Acquiring Fund. Also, the NMF Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of each class of shares of beneficial interest of each of the Acquired Funds, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)  The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of each class of shares of beneficial interest of each Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as the NMF Trust may request, or provide evidence satisfactory to the NMF Trust in such manner as the NMF Trust may request that such shares of beneficial interest of the Acquiring Funds have been registered in an open account of the applicable Acquiring Fund on the books of the Acquiring Trust.

4.  Representations and Warranties by the NMF Trust

The NMF Trust represents and warrants to the Acquiring Trust that:

(a)  The NMF Trust is a statutory trust created under the laws of the State of Delaware on October 1, 2004 and is validly existing and in good standing under the laws of that State. The NMF Trust, of which each Acquired Fund is a separate series of shares of beneficial interest, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of each of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)  The NMF Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest without par value of each Acquired Fund. Each outstanding share of each Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

(c)  The financial statements appearing in each Acquired Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2007, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Acquiring Trust, and the unaudited financial statements for the NMF Trust for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Trust, fairly present the financial position of the NMF Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes) .

(d)  The books and records of the NMF Trust and each Acquired Fund, including FIN 48 workpapers and supporting statements, made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the NMF Trust and each of the Acquired Funds.

(e)  The statement of assets and liabilities of each of the Acquired Funds to be furnished by the NMF Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of each corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of each Acquired Fund and each of the outstanding shares of each class of shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)  At the Closing, the NMF Trust will, on behalf of each of the Acquired Funds, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)  The NMF Trust has the necessary power and authority to conduct its business and the business of each of the Acquired Funds as such businesses are now being conducted.

(h)  The NMF Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)  The NMF Trust, on its own behalf and on behalf of each of the Acquired Funds, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of the NMF Trust and, with respect to each of the Acquired Funds, by the shareholders of the Acquired Fund. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the NMF Trust, on its own behalf and on behalf of each of the Acquired Funds, and this Agreement constitutes the legal, valid and binding obligation of the NMF Trust and each of the Acquired Funds, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

(j)  Neither the NMF Trust nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)  Neither the NMF Trust nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(l)  The NMF Trust has elected to treat each Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause any Acquired Fund to fail to be qualified as a RIC as of the Closing.

5.  Representations and Warranties by the Acquiring Trust

The Acquiring Trust represents and warrants to the NMF Trust that:

(a)  The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on September 27, 2007 and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which each Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

(b)  The Acquiring Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquiring Fund. Each outstanding share of each Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of each Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c)  At the Closing, shares of beneficial interest of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of each Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)  The Acquiring Trust has or will have at the time of Closing the necessary power and authority to conduct its business and the business of each Acquiring Fund as such businesses are then being conducted by the NMF Trust and the Acquired Fund corresponding to such Acquiring Fund.

(e)  The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)  The Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)  Neither the Acquiring Trust nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)  The books and records of the Acquiring Trust and each Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to the NMF Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and each Acquiring Fund.

(i)  Each Acquiring Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities of its corresponding Acquired Fund.

(j)  The Acquiring Trust has elected, or intends to elect, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, each Acquiring Fund will be a "fund" as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.  Representations and Warranties by the NMF Trust and the Acquiring Trust

The NMF Trust and the Acquiring Trust each represents and warrants to the other, with respect to itself and each of the Acquired Funds or Acquiring Funds, respectively, that:

(a)  Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)  It has duly and timely filed, on behalf of the Acquired Funds or the Acquiring Funds, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of each Acquired Fund or each Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each Acquired Fund or each Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by it, on behalf of any Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, advalorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of any Acquired Fund or Acquiring Fund, as appropriate.

(d)  All information provided to the NMF Trust by the Acquiring Trust, and by the NMF Trust to the Acquiring Trust, for inclusion in, or transmittal with, the Proxy Statement/Prospectus on Form N-14 with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Acquired Funds' shareholders will be sought, does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)  Except in the case of the NMF Trust with respect to the approval of the Agreement and the Reorganization by vote of the Acquired Funds' shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.  Covenants of the NMF Trust

(a)  The NMF Trust covenants to operate the business of each Acquired Fund as currently conducted between the date hereof and the Closing.

(b)  The NMF Trust undertakes that the NMF Trust and each Acquired Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to the applicable Acquired Fund's shareholders.

(c)  The NMF Trust covenants that by the time of the Closing, all of each Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)  The NMF Trust will at the Closing provide the Acquiring Trust with:

(i)  A statement of the respective tax basis of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund;

(ii)  A copy (which may be in electronic form) of the shareholder ledger accounts of each of the Acquired Funds, including, without limitation,

(A)  the name, address and taxpayer identification number of each shareholder of record,

(B)  the number of shares of beneficial interest held by each shareholder,

(C)  the dividend reinvestment elections applicable to each shareholder, and

(D)  the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)  All FIN 48 workpapers and supporting statements pertaining to the NMF Trust and Acquired Funds.

(e)  The Board of Trustees of the NMF Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the "Commission"), and mailed to each shareholder of record of each Acquired Fund, a Proxy Statement/Prospectus on Form N-14 that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

(f)  The NMF Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section. In addition, the NMF Trust shall supply a schedule of portfolio investments as of the Valuation Date. The schedule of portfolio investments will present fairly the portfolio investments of each Acquired Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis. The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of NMF Trust as, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.  Covenants of the Acquiring Trust

(a)  The Acquiring Trust covenants that the shares of beneficial interest of each Acquiring Fund to be issued and delivered to the corresponding Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)  The Acquiring Trust covenants (i) to establish and organize each of the Acquiring Funds so that it may conduct its business in substantially the same manner as the business of the corresponding Acquired Fund is currently conducted between the date hereof and the Closing or (ii) to the extent that the Acquiring Fund will not be managed in substantially the same manner as the Acquired Fund, to seek the approval of shareholders of the Acquired Funds for any changes that are proposed for the Acquiring Fund only if such changes require approval under the 1940 Act.

(c)  The Acquiring Trust covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)  The Acquiring Trust will file with the Commission a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Acquiring Funds issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.  Conditions Precedent to be Fulfilled by the NMF Trust and the Acquiring Trust

The respective obligations of the NMF Trust and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)  That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)  That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)  That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)  That this Agreement, the Reorganization and the transactions contemplated hereby for a given Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof; provided that if, by the date of the Closing, the shareholders of one or more of the Acquired Funds do not approve, by appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby, such Acquired Fund or Acquired Funds shall no longer be included as Acquired Funds under this Agreement or in the Reorganization and no transactions contemplated under this Agreement, the Reorganization or the transactions contemplated hereby shall apply to or have any effect on such Acquired Fund or Acquired Funds; provided further that this Agreement, the Reorganization and the transactions contemplated hereby shall continue to be effective for each Acquired Fund for which, by the date of the Closing, the shareholders of the Acquired Fund shall have approved, by the appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby.

(e)  That each of the Acquired Funds shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)  That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the applicable Acquired Fund and/or Acquiring Funds.

(g)  That prior to or at the Closing, the NMF Trust and the Acquiring Trust, on behalf of each of the Acquiring Funds, shall each receive an opinion from Stradley Ronon Stevens & Young, LLP ("Stradley") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Trust and the NMF Trust in certificates delivered to Stradley, as to each Acquiring Fund and corresponding Acquired Fund:

(i)  The acquisition by Acquiring Fund of all of the assets of Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and Acquired Fund and Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(ii)  No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)  No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by Acquiring Fund of the Liabilities of Acquired Fund pursuant to Section 1032(a) of the Code;

(iv)  No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to its shareholders in complete liquidation of Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)  The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of these assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)  The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)  No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of Acquiring Fund, pursuant to Section 354(a) of the Code;

(viii)  The basis of Acquiring Fund shares received by the shareholders of Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)  The holding period of Acquiring Fund shares received by the shareholders of Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)  Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the "Income Tax Regulations").

(h)  That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the NMF Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

(i)  The NMF Trust was formed as a statutory trust under the laws of the State of Delaware on October 1, 2004, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)  The NMF Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the NMF Trust and of the Acquired Funds; and assuming that the initial shares of beneficial interest of the Acquired Funds were issued in accordance with the 1940 Act and the Amended and Restated Agreement and Declaration of Trust and By-Laws of the NMF Trust, and that all other outstanding shares of each of the Acquired Funds were issued, sold and paid for in accordance with the terms of the Acquired Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

(iii)  The NMF Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)  Except as disclosed in the Acquired Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the NMF Trust, the unfavorable outcome of which would materially and adversely affect the NMF Trust or any Acquired Fund;

(v)  To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the NMF Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(vi)  Neither the execution, delivery nor performance of this Agreement by the NMF Trust violates any provision of its Amended and Restated Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the NMF Trust is a party or by which the NMF Trust is otherwise bound; and

(vii)  This Agreement has been validly authorized, executed and delivered by the NMF Trust and represents the legal, valid and binding obligation of the NMF Trust and is enforceable against the NMF Trust in accordance with its terms.

In giving the opinions set forth above, Stradley may state that it is relying on certificates of the officers of the NMF Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the NMF Trust.

(i)  That the NMF Trust shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

(i)  The Acquiring Trust was formed as a statutory trust under the laws of the State of Delaware on September 27, 2007, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)  The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Trust and of the Acquiring Funds. Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Acquiring Trust's Agreement and Declaration of Trust and By-Laws, and that all other shares of each of the Acquiring Funds will be issued, sold and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share will be validly issued, fully paid, non-assessable and will have full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, will be freely transferable;

(iii)  The Acquiring Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)  Except as disclosed in each of the Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or any Acquiring Fund;

(v)  The shares of beneficial interest of each of the Acquiring Funds to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid, will be non-assessable by the Acquiring Trust or the Acquiring Funds, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(vi)  To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

(vii)  Neither the execution, delivery nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

(viii)  This Agreement has been validly authorized, executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

In giving the opinions set forth above, Stradley may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

(j)  That the Acquiring Trust's Registration Statement with respect to the shares of beneficial interest of each of the Acquiring Funds to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)  That the shares of beneficial interest of each of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of its corresponding Acquired Fund.

(l)  That at the Closing, the NMF Trust, on behalf of each of the Acquired Funds, transfers to the corresponding Acquiring Fund aggregate Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets of the Acquired Fund and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.  Fees and Expenses; Other Agreements

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, transfer taxes, and any other stamp duty taxes, if any, shall be borne one-half by NFS, the sponsor of the Acquired Funds, and one-half by AAMI, the investment manager of the Acquiring Funds. In the event the discontinuance of any voluntary fee waiver or expense reimbursement agreement within two years of the Closing would cause an Acquiring Fund's net operating expenses to be higher than the net operating expenses of its corresponding Acquired Fund as of October 31, 2007, AAMI will continue in effect any amount of voluntary fee waiver or expense limitation necessary to ensure that an Acquiring Fund's net operating expenses do not exceed those of its corresponding Acquired Fund. Notwithstanding the foregoing, any increase in net operating expenses of an Acquiring Fund that is solely the result of taxes, interest, brokerage fees, short sale dividend expenses, Acquired Fund Fees and Expenses, or an increase from the then-current administrative services fee in effect at October 31, 2007 to the maximum contractual fee amount set forth in the Acquired Funds' Administrative Services Plan in effect at the time of the Closing shall not require AAMI to further waive fees or reimburse expenses in order to address the impact of such taxes, interest, brokerage fees, short sale dividend expenses, Acquired Fund Fees and Expenses, or administrative services fee. The parties agree that the taxes, interest, brokerage fees, short sale dividend expenses, Acquired Fund Fees and Expenses, or administrative services fees are excluded from the group of expenses subject to the contract limiting each Acquired Fund's and Acquiring Fund's operating expenses and such exclusion is consistent with disclosure in the footnotes to both an Acquired Fund's and Acquiring Fund's Fee and Expense Table in its respective prospectus.

11.  Termination; Waiver; Order

(a)  Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Funds) prior to the Closing as follows:

(1)  by mutual consent of the NMF Trust and the Acquiring Trust;

(2)  by the Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

(3)  by the NMF Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the NMF Trust.

(b)  If the transactions contemplated by this Agreement have not been consummated by the later of August 31, 2008 or 30 days after the date of the final shareholder meeting at which approval of this Agreement is voted upon by the shareholders of the last remaining Acquired Fund for which such shareholders have not voted upon this Agreement, this Agreement shall automatically terminate on such later date, unless a later date is agreed to by both the NMF Trust and the Acquiring Trust.

(c)  In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the NMF Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)  At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the NMF Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)  The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the NMF Trust nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the NMF Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)  If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the NMF Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Funds, unless such further vote is required by applicable law or by mutual consent of the parties.

12.  Liability of the Acquiring Trust and the NMF Trust

(a)  Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the Acquiring Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to any Acquiring Fund, shall be discharged only out of the assets of the affected Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the NMF Trust nor any Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b)  Each party acknowledges and agrees that all obligations of the NMF Trust under this Agreement are binding only with respect to the Acquired Funds; that any liability of the NMF Trust under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to any Acquired Fund, shall be discharged only out of the assets of the affected Acquired Fund; that no other series of the NMF Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor any Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the NMF Trust, the trustees, officers, employees or agents of the NMF Trust, or any of them.

13.  Cooperation and Exchange of Information

The Acquiring Trust and the NMF Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Funds and Acquiring Funds for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.  Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.  Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.  Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

The NMF Trust:

Nationwide Mutual Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428
Attention: General Counsel

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP
2005 Market Street, 26th Floor
Philadelphia, PA 19103
Attention: Barbara A. Nugent, Esquire

To the Acquiring Trust:

Aberdeen Funds
5 Tower Bridge, Suite 300
300 Barr Harbor Drive
West Conshohocken, PA 19428

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP
2005 Market Street, 26th Floor
Philadelphia, PA 19103
Attention: Kenneth L. Greenberg, Esquire

17.  Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

18.  Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19.  Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.  Confidentiality

(a)  The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)  In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21.  Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, the NMF Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of
each Acquired Fund

By:

Name:

Title:

Aberdeen Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 10

Nationwide Financial Services, Inc.

By:

Name:

Title:

Solely for purposes of Section 10

Aberdeen Asset Management, Inc.

By:

Name:

Title:

SCHEDULE 1

Column 1: Acquiring Funds	Column 2: Corresponding Acquired Funds
Aberdeen Select Equity Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Developing Markets Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Emerging Markets Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen International Equity Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide International Growth Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class

Column 1: Acquiring Funds	Column 2: Corresponding Acquired Funds
Aberdeen Select Mid Cap Growth Fund A, B, C, D, R Institutional Class Institutional Service Class	Nationwide Mid Cap Growth Leaders Fund A, B, C, D, R Institutional Class Institutional Service Class

Aberdeen Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class	Nationwide Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class

Aberdeen Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class	Nationwide Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class

Aberdeen Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class	Nationwide Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class

Aberdeen Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class	Nationwide Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class

Aberdeen Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class	Nationwide Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class

Aberdeen Small Cap Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Small Cap Core Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Small Cap Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Small Cap Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Small Cap Growth Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Small Cap Growth Opportunities Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Select Small Cap Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Small Cap Leaders Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Tax-Free Income Fund A, B, C, D, X, Y	Nationwide Tax-Free Income Fund A, B, C, D, X, Y

Column 1: Acquiring Funds	Column 2: Corresponding Acquired Funds
Aberdeen Select Growth Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide U.S. Growth Leaders Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Equity Long-Short Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide U.S. Growth Leaders Long-Short Fund A, B, C, R Institutional Class Institutional Service Class

Aberdeen Select Worldwide Fund A, B, C, R Institutional Class Institutional Service Class	Nationwide Worldwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class

Exhibit B

Only shareholders of record at the close of business on February 29, 2008 will be entitled to vote at the Special Meeting. On that date, the following Nationwide Fund shares were outstanding and entitled to be voted:

Nationwide	Shares Outstanding and Entitled to Vote
Nationwide China Opportunities
Class A	1,727,391.852
Class B	272,207.339
Class C	1,032,366.230
Class R	11,903.780
Institutional Class	573,732.340
Institutional Service Class	562,234.304
Nationwide Emerging Markets Fund
Class A	3,605,792.386
Class B	228,188.359
Class C	990,388.748
Class R	100,094.088
Institutional Class	543,332.876
Institutional Service Class	149,058.183
Nationwide Global Financial Services Fund
Class A	2,401,229.872
Class B	125,445.813
Class C	347,768.133
Class R	4,433.300
Institutional Class	1,729,855.403
Institutional Service Class	112,798.279
Nationwide Health Sciences Fund
Class A	777,530.816
Class B	38,054.523
Class C	123,721.722
Class R	2,281.489
Institutional Class	1,600,365.768
Institutional Service Class	109,942.165
Nationwide Natural Resources Fund
Class A	2,532,904.997
Class B	154,527.586
Class C	734,355.840
Class R	197,698.982
Institutional Class	895,594.736
Institutional Service Class	75,603.947

Nationwide	Shares Outstanding and Entitled to Vote
Nationwide Technology and Communications Fund
Class A	817,599.143
Class B	170,309.063
Class C	99,446.013
Class R	355.806
Institutional Class	3,768,262.290
Institutional Service Class	318.066
Nationwide Global Utilities Fund
Class A	1,009,221.373
Class B	149,258.243
Class C	461,928.932
Class R	26,475.460
Institutional Class	572,642.579
Institutional Service Class	112,767.229
Nationwide Hedged Core Equity Fund
Class A	1,256.627
Class B	103.351
Class C	103.351
Class R	103.832
Institutional Class	522,588.193
Institutional Service Class	104.518
Nationwide International Growth Fund
Class A	13,866,607.935
Class B	661,516.869
Class C	4,896,723.081
Class R	60,542.107
Institutional Class	470,709.531
Institutional Service Class	496,492.140
Nationwide Leaders Fund
Class A	628,531.956
Class B	77,462.783
Class C	258,521.271
Class R	4,705.708
Institutional Class	413,045.579
Institutional Service Class	36,597.686
Nationwide Market Neutral Fund
Class A	18,452.713
Class B	101.784
Class C	194,883.962
Class R	102.497
Institutional Class	1,363,636.878
Institutional Service Class	103.173

Nationwide	Shares Outstanding and Entitled to Vote
Nationwide Mid Cap Growth Leaders Fund
Class A	447,469.637
Class B	124,487.462
Class C	60,595.836
Class D	565,315.194
Class R	87.184
Institutional Class	961,926.551
Institutional Service Class	-
Nationwide Optimal Allocations Fund: Defensive
Class A	136,099.906
Class B	28,921.964
Class C	185,427.341
Class R	104.426
Institutional Class	104,747.189
Institutional Service Class	104.742
Nationwide Optimal Allocations Fund: Growth
Class A	456,709.405
Class B	133,579.939
Class C	838,105.524
Class R	20,729.009
Institutional Class	103.475
Institutional Service Class	130.303
Nationwide Optimal Allocations Fund: Moderate
Class A	906,757.664
Class B	285,906.756
Class C	2,550,800.401
Class R	11,812.723
Institutional Class	103.376
Institutional Service Class	124.178
Nationwide Optimal Allocations Fund: Moderate Growth
Class A	1,232,859.613
Class B	362,621.655
Class C	1,782,026.448
Class R	126.155
Institutional Class	103.309
Institutional Service Class	127.848
Nationwide Optimal Allocations Fund: Specialty
Class A	3,095,182.817
Class B	561,609.864
Class C	4,973,701.762
Class R	44,955.710
Institutional Class	97.247
Institutional Service Class	126.392

Nationwide	Shares Outstanding and Entitled to Vote
Nationwide Small Cap Core Fund
Class A	41,184.510
Class B	1,981.468
Class C	81,602.837
Class R	101.653
Institutional Class	510,497.986
Institutional Service Class	102.101
Nationwide Small Cap Fund
Class A	34,126,771.439
Class B	1,089,914.814
Class C	10,849,544.516
Class R	547,140.475
Institutional Class	2,462,172.518
Institutional Service Class	1,576,756.526
Nationwide Small Cap Growth Opportunities Fund
Class A	43,296.130
Class B	668.973
Class C	55,004.117
Class R	119.190
Institutional Class	595,417.529
Institutional Service Class	119.084
Nationwide Small Cap Leaders Fund
Class A	1,514,216.876
Class B	202,990.121
Class C	1,667,346.788
Class R	66,835.137
Institutional Class	390,197.648
Institutional Service Class	20,455.767
Nationwide Small Cap Value Fund
Class A	29,485.331
Class B	8,915.377
Class C	49,853.865
Class R	118.112
Institutional Class	594,178.953
Institutional Service Class	118.835
Nationwide Tax-Free Income Fund
Class A	966,024.848
Class B	66,582.344
Class C	164,772.758
Class D	12,417,929.787
Class X	215,244.695
Class Y	12,005.525

Nationwide	Shares Outstanding and Entitled to Vote
Nationwide U.S. Growth Leaders Fund
Class A	7,650,126.571
Class B	612,530.070
Class C	3,416,267.572
Class R	164,464.337
Institutional Class	447,058.901
Institutional Service Class	47,824.525
Nationwide U.S. Growth Leaders Long-Short Fund
Class A	8,106,579.115
Class B	223,154.159
Class C	3,234,763.705
Class R	113.748
Institutional Class	1,989,850.644
Institutional Service Class	-
Nationwide Worldwide Leaders Fund
Class A	4,027,171.646
Class B	145,286.075
Class C	1,531,326.339
Class R	86,644.537
Institutional Class	140.459
Institutional Service Class	1,734.980

Exhibit C

As of February 29, 2008 the officers and Trustees of Nationwide as a group owned or controlled less than 1% of each Nationwide Fund's outstanding shares. The Aberdeen Funds have not commenced operations and have no outstanding shares. The following table sets forth the name, address and share ownership of each person known to Nationwide to have ownership with respect to 5% or more of a class of a Nationwide Fund as of February 29, 2008. The type of ownership of each entry listed on the table is record ownership. The percentage of the corresponding Aberdeen Fund that would be owned by the below named shareholders upon consummation of the Reorganization is not expected to change.

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide China Opportunities Fund Class A
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	360,846.710	20.89%	8.63%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	352,003.160	20.38%	8.42%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	161,329.157	9.34%	3.86%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	94,948.113	5.50%	2.27%
Nationwide China Opportunities Fund Class B
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	51,458.289	18.90%	1.23%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	49,075.561	18.03%	1.17%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	44,559.512	16.37%	1.07%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	19,580.257	7.19%	0.47%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide China Opportunities Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	355,003.729	34.39%	8.49%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	191,440.120	18.54%	4.58%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	90,876.593	8.80%	2.17%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	70,899.563	6.87%	1.70%
E*TRADE CLEARING LLC 135 E. 57TH STREET NEW YORK NY 10022	53,290.410	5.16%	1.27%
Nationwide China Opportunities Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	571,387.706	99.59%	13.67%
Nationwide China Opportunities Fund Institutional Service Class
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	550,740.590	97.96%	13.18%
Nationwide China Opportunities Fund Class R
PENSON FINANCIAL SERVICES, INC. 1700 PACIFIC AVENUE - SUITE 1400 DALLAS TX 75201	4,667.875	39.21%	0.11%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	3,893.651	32.71%	0.09%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	1,500.791	12.61%	0.04%
UNION BANK TR MARK S RANSOM PO BOX 85484 ATTN MUTUAL FUNDS DEPARTMENT SAN DIEGO CA 92186-5484	1,304.222	10.96%	0.03%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Emerging Markets Fund Class A
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	792,354.071	21.97%	14.11%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	642,903.513	17.83%	11.45%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	540,664.440	14.99%	9.63%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	259,952.676	7.21%	4.63%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	189,368.989	5.25%	3.37%
Nationwide Emerging Markets Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	115,221.636	50.49%	2.05%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	18,753.384	8.22%	0.33%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	13,455.925	5.90%	0.24%
Nationwide Emerging Markets Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	452,954.680	45.74%	8.06%
BROWN BROTHERS HARRIMAN & CO. 140 BROADWAY NEW YORK NY 10005-1101	266,002.868	26.86%	4.74%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	55,446.821	5.60%	0.99%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Emerging Markets Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	425,838.062	78.38%	7.58%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	51,251.243	9.43%	0.91%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	37,211.346	6.85%	0.66%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	28,895.042	5.32%	0.51%
Nationwide Emerging Markets Fund Institutional Service Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	111,615.749	74.88%	1.99%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE OAKS PA 19456	30,162.005	20.24%	0.54%
Nationwide Emerging Markets Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	87,245.624	87.16%	1.55%
MG TRUST COMPANY CUST FBO H HEYWARD BURNET CPA 700 17TH STREET SUITE 300 DENVER CO 80202	12,161.953	12.15%	0.22%
Nationwide Global Financial Services Fund Class A
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	1,073,779.294	44.72%	22.74%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	297,383.265	12.38%	6.30%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	218,122.886	9.08%	4.62%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	140,908.535	5.87%	2.98%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	125,186.049	5.21%	2.65%
Nationwide Global Financial Services Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	24,683.065	19.68%	0.52%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	21,583.269	17.21%	0.46%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	16,825.054	13.41%	0.36%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	10,292.190	8.20%	0.22%
Nationwide Global Financial Services Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	106,742.765	30.69%	2.26%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	35,401.899	10.18%	0.75%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	28,697.655	8.25%	0.61%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	26,707.513	7.68%	0.57%
Nationwide Global Financial Services Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	1,199,792.329	69.36%	25.41%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	230,505.497	13.33%	4.88%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	170,959.736	9.88%	3.62%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	110,011.728	6.36%	2.33%
Nationwide Global Financial Services Fund Institutional Service Class
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	109,771.645	97.32%	2.32%
Nationwide Global Financial Services Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	3,760.404	84.82%	0.08%
MG TRUST COMPANY CUST FBO H HEYWARD BURNET CPA 700 17TH STREET SUITE 300 DENVER CO 80202	239.055	5.39%	0.01%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	230.764	5.21%	0.00%
Nationwide Global Utilities Fund Class A
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	210,887.533	20.90%	9.04%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	201,450.447	19.96%	8.64%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	116,723.887	11.57%	5.00%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	111,559.030	11.05%	4.78%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	91,085.110	9.03%	3.91%
Nationwide Global Utilities Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	52,970.987	35.49%	2.27%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	27,428.052	18.38%	1.18%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	9,102.862	6.10%	0.39%
Nationwide Global Utilities Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	167,102.659	36.17%	7.16%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	112,477.985	24.35%	4.82%
Nationwide Global Utilities Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	384,123.257	67.08%	16.47%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	83,071.668	14.51%	3.56%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	60,518.137	10.57%	2.59%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	35,246.884	6.16%	1.51%
Nationwide Global Utilities Fund Institutional Service Class
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	112,663.571	99.91%	4.83%
Nationwide Global Utilities Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	26,299.732	99.34%	1.13%
Nationwide Health Sciences Fund Class A
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	280,818.589	36.12%	10.59%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	269,492.534	34.66%	10.16%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	49,200.920	6.33%	1.86%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	43,645.697	5.61%	1.65%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Health Sciences Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	8,825.840	23.19%	0.33%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	8,031.570	21.11%	0.30%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	5,150.999	13.54%	0.19%
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	1,915.918	5.03%	0.07%
Nationwide Health Sciences Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	87,472.119	70.70%	3.30%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	8,476.010	6.85%	0.32%
Nationwide Health Sciences Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	1,131,248.298	70.69%	42.66%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	203,991.350	12.75%	7.69%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	148,330.800	9.27%	5.59%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	101,051.270	6.31%	3.81%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Health Sciences Fund Institutional Service Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	108,288.424	98.50%	4.08%
Nationwide Health Sciences Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,161.244	94.73%	0.08%
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	120.245	5.27%	0.00%
Nationwide Hedged Core Equity Fund Class A
JOSEPH A CERNIGLIA IRA 327 WISTER RD WYNNEWOOD PA 19096	491.357	39.10%	0.09%
GREGORY C BROWN ROTH IRA 3308 WEDGEWOOD PL GREENSBORO NC 27403-1095	422.949	33.66%	0.08%
MICHAEL TAYLOR 6802 W LYNN CREEK DR ARLINGTON TX 76001-7478	238.626	18.99%	0.05%
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.695	8.25%	0.02%
Nationwide Hedged Core Equity Fund Class B
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.351	100.00%	0.02%
Nationwide Hedged Core Equity Fund Class C
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.351	100.00%	0.02%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Hedged Core Equity Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	522,588.193	100.00%	99.68%
Nationwide Hedged Core Equity Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	104.518	100.00%	0.02%
Nationwide Hedged Core Equity Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.832	100.00%	0.02%
Nationwide International Growth Fund Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	3,228,354.497	23.28%	15.78%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	1,628,291.220	11.74%	7.96%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	1,434,822.412	10.35%	7.02%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	1,325,156.822	9.56%	6.48%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	1,166,754.524	8.41%	5.70%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	1,074,979.729	7.75%	5.26%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide International Growth Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	310,225.917	46.90%	1.52%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	108,421.540	16.39%	0.53%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	62,617.659	9.47%	0.31%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	38,306.401	5.79%	0.19%
Nationwide International Growth Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,946,559.400	60.17%	14.41%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	425,796.554	8.70%	2.08%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	291,841.036	5.96%	1.43%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	282,640.102	5.77%	1.38%
Nationwide International Growth Fund Institutional Class
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	206,176.833	43.80%	1.01%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	174,898.431	37.16%	0.86%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	87,322.577	18.55%	0.43%
Nationwide International Growth Fund Institutional Service Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	361,738.754	72.86%	1.77%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	122,637.224	24.70%	0.60%
Nationwide International Growth Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	44,523.966	73.54%	0.22%
MG TRUST COMPANY CUST FBO H HEYWARD BURNET CPA 700 17TH STREET SUITE 300 DENVER CO 80202	13,805.603	22.80%	0.07%
Nationwide Leaders Fund Class A
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	178,764.283	28.44%	12.60%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	103,867.658	16.53%	7.32%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	64,695.059	10.29%	4.56%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	36,899.423	5.87%	2.60%
Nationwide Leaders Fund Class B
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	36,820.950	47.53%	2.60%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	16,934.912	21.86%	1.19%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	5,052.046	6.52%	0.36%
BRUCE G REICHERT ROTH IRA 330 S KIOWA CT JUNCTION CITY KS 66441-9101	4,545.378	5.87%	0.32%
Nationwide Leaders Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	151,760.917	58.70%	10.70%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	36,860.513	14.26%	2.60%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	23,628.176	9.14%	1.67%
Nationwide Leaders Fund Institutional Class
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	178,734.851	43.27%	12.60%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	133,192.387	32.25%	9.39%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	100,997.411	24.45%	7.12%
Nationwide Leaders Fund Institutional Service Class
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	36,597.686	100.00%	2.58%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Leaders Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	4,571.271	97.14%	0.32%
Nationwide Market Neutral Fund Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	15,675.708	84.95%	0.99%
Nationwide Market Neutral Fund Class B
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	101.784	100.00%	0.01%
Nationwide Market Neutral Fund Class C
SOUTHWEST SECURITIES, INC. 1201 ELM ST SUITE 3500 DALLAS TX 75209	194,782.653	99.95%	12.35%
Nationwide Market Neutral Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	515,871.455	37.83%	32.71%
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	351,419.198	25.77%	22.28%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	229,940.475	16.86%	14.58%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	168,989.747	12.39%	10.71%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Market Neutral Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.173	100.00%	0.01%
Nationwide Market Neutral Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	102.497	100.00%	0.01%
Nationwide Mid Cap Growth Leaders Fund Class A
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	69,452.334	15.52%	3.22%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	38,334.360	8.57%	1.77%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	27,629.904	6.17%	1.28%
Nationwide Mid Cap Growth Leaders Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	42,910.029	70.81%	1.99%
OPPENHEIMER & CO. INC. 125 BROAD STREET 15 TH FL NEW YORK NY 10004	8,235.295	13.59%	0.38%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	4,508.858	7.44%	0.21%
Nationwide Mid Cap Growth Leaders Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	961,837.504	99.99%	44.53%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Mid Cap Growth Leaders Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	87.184	100.00%	0.00%
Nationwide Natural Resources Fund Class A
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	979,996.613	38.69%	21.35%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	457,042.815	18.04%	9.96%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	252,773.389	9.98%	5.51%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	173,552.041	6.85%	3.78%
Nationwide Natural Resources Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	62,112.529	40.20%	1.35%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	22,826.663	14.77%	0.50%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	13,191.515	8.54%	0.29%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	11,705.533	7.58%	0.25%
Nationwide Natural Resources Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	304,521.960	41.47%	6.63%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	90,472.552	12.32%	1.97%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	76,093.597	10.36%	1.66%
Nationwide Natural Resources Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	348,606.246	38.92%	7.59%
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	343,424.610	38.35%	7.48%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	70,825.362	7.91%	1.54%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	57,759.912	6.45%	1.26%
Nationwide Natural Resources Fund Institutional Service Class
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	62,519.963	82.69%	1.36%
WELLS FARGO INVESTMENTS, LLC 625 MARQUETTE AVENUE SOUTH 12TH FLOOR MINNEAPOLIS MN 55402	6,361.517	8.41%	0.14%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	4,072.237	5.39%	0.09%
Nationwide Natural Resources Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	194,511.587	98.39%	4.24%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Optimal Allocations Fund: Defensive Class A
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	33,373.521	24.52%	7.33%
FREDDY D TELLERIA MARIA E TELLERIA JTWROS TOD 5618 HERSHEY LN ALEXANDRIA VA 22312	24,231.911	17.80%	5.32%
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	19,934.578	14.65%	4.38%
YVONNE L JOSEPHSON TOD 907 KELTON PL HIGH POINT NC 27265-1215	19,501.743	14.33%	4.28%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	13,491.432	9.91%	2.96%
Nationwide Optimal Allocations Fund: Defensive Class B
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	8,139.510	28.14%	1.79%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	8,097.033	28.00%	1.78%
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	4,366.106	15.10%	0.96%
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	4,311.051	14.91%	0.95%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	2,895.855	10.01%	0.64%
Nationwide Optimal Allocations Fund: Defensive Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	106,010.715	57.17%	23.28%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	16,659.106	8.98%	3.66%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
DORIAN E CRUZ TOD 1620 OAKLAWN CT SILVER SPRING MD 20903-1415	9,938.721	5.36%	2.18%
Nationwide Optimal Allocations Fund: Defensive Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	104,747.189	100.00%	23.00%
Nationwide Optimal Allocations Fund: Defensive Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	104.742	100.00%	0.02%
Nationwide Optimal Allocations Fund: Defensive Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	104.426	100.00%	0.02%
Nationwide Optimal Allocations Fund: Growth Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	203,208.340	44.49%	14.02%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	34,190.194	7.49%	2.36%
Nationwide Optimal Allocations Fund: Growth Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	45,180.943	33.82%	3.12%
J.J.B. HILLIARD, W.L. LYONS, INC. 501 S FOURTH AVE LOUISVILLE KY 40202	9,990.327	7.48%	0.69%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	9,926.439	7.43%	0.68%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	9,205.258	6.89%	0.64%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
SHAHROKH ETTEHADIEH ROLLOVER IRA 1442 D ST NE WASHINGTON DC 20002	8,569.228	6.42%	0.59%
Nationwide Optimal Allocations Fund: Growth Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	507,454.363	60.55%	35.01%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	92,980.519	11.09%	6.42%
MORGAN STANLEY DW INC. 2000 WESTCHESTER AVE LD PURCHASE NY 10577	43,091.000	5.14%	2.97%
Nationwide Optimal Allocations Fund: Growth Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.475	100.00%	0.01%
Nationwide Optimal Allocations Fund: Growth Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	130.303	100.00%	0.01%
Nationwide Optimal Allocations Fund: Growth Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	20,599.320	99.37%	1.42%
Nationwide Optimal Allocations Fund: Moderate Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	402,561.509	44.40%	10.72%
RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 33716	53,367.291	5.89%	1.42%
H&R BLOCK FINANCIAL ADVISORS, INC. THE DIME BUILDING SUITE 1700 719 GRISWOLD STREET DETROIT MI 48226	49,239.508	5.43%	1.31%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Optimal Allocations Fund: Moderate Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	126,773.511	44.34%	3.38%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	35,461.030	12.40%	0.94%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	22,729.552	7.95%	0.61%
Nationwide Optimal Allocations Fund: Moderate Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	1,831,405.947	71.80%	48.77%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	160,967.085	6.31%	4.29%
Nationwide Optimal Allocations Fund: Moderate Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.376	100.00%	0.00%
Nationwide Optimal Allocations Fund: Moderate Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	124.178	100.00%	0.00%
Nationwide Optimal Allocations Fund: Moderate Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	11,690.433	98.96%	0.31%
Nationwide Optimal Allocations Fund: Moderate Growth Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	378,092.622	30.67%	11.19%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
H&R BLOCK FINANCIAL ADVISORS, INC. THE DIME BUILDING SUITE 1700 719 GRISWOLD STREET DETROIT MI 48226	256,279.944	20.79%	7.59%
Nationwide Optimal Allocations Fund: Moderate Growth Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	143,137.085	39.47%	4.24%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	52,894.603	14.59%	1.57%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	42,033.575	11.59%	1.24%
Nationwide Optimal Allocations Fund: Moderate Growth Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	1,274,474.412	71.52%	37.73%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	90,169.736	5.06%	2.67%
Nationwide Optimal Allocations Fund: Moderate Growth Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	103.309	100.00%	0.00%
Nationwide Optimal Allocations Fund: Moderate Growth Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	127.848	100.00%	0.00%
Nationwide Optimal Allocations Fund: Moderate Growth Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	126.102	99.96%	0.00%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Optimal Allocations Fund: Specialty Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,004,404.377	64.76%	23.10%
Nationwide Optimal Allocations Fund: Specialty Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	374,822.727	66.74%	4.32%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	95,128.303	16.94%	1.10%
Nationwide Optimal Allocations Fund: Specialty Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	3,798,761.405	76.38%	43.79%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	343,905.935	6.91%	3.96%
Nationwide Optimal Allocations Fund: Specialty Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	97.247	100.00%	0.00%
Nationwide Optimal Allocations Fund: Specialty Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	126.392	100.00%	0.00%
Nationwide Optimal Allocations Fund: Specialty Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	44,830.539	99.72%	0.52%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Small Cap Core Fund Class A
OPPENHEIMER & CO. INC. 125 BROAD STREET 15 TH FL NEW YORK NY 10004	9,808.555	23.82%	1.54%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	7,066.136	17.16%	1.11%
OPPENHEIMER & CO. INC. 125 BROAD STREET 15 TH FL NEW YORK NY 10004	5,943.240	14.43%	0.94%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	3,399.055	8.25%	0.53%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	3,221.394	7.82%	0.51%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	2,774.494	6.74%	0.44%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	2,486.439	6.04%	0.39%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	2,386.450	5.79%	0.38%
Nationwide Small Cap Core Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	1,880.028	94.88%	0.30%
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	101.440	5.12%	0.02%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Small Cap Core Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	66,011.959	80.89%	10.39%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	14,640.732	17.94%	2.30%
Nationwide Small Cap Core Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	510,497.986	100.00%	80.33%
Nationwide Small Cap Core Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	102.101	100.00%	0.02%
Nationwide Small Cap Core Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	101.653	100.00%	0.02%
Nationwide Small Cap Fund Class A
PRUDENTIAL INVESTMENT MANAGEMENT SRVCS 3 GATEWAY CENTER 14TH FLOOR NEWARK NJ 07102	9,271,485.759	27.17%	18.30%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	8,981,607.452	26.32%	17.73%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	3,184,300.951	9.33%	6.29%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	1,767,637.164	5.18%	3.49%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Small Cap Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	206,185.816	18.92%	0.41%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	187,194.214	17.18%	0.37%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	168,675.655	15.48%	0.33%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	136,287.373	12.50%	0.27%
Nationwide Small Cap Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	5,269,819.415	48.57%	10.40%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	993,964.254	9.16%	1.96%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	867,065.807	7.99%	1.71%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	706,794.519	6.51%	1.40%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	647,207.561	5.97%	1.28%
Nationwide Small Cap Fund Institutional Class
GPC SEC INC AS AGENT FOR MLTC FSB TTEE FBO MARMON KEYSTONE CORP WAREHOUSE EE S RET PL KC PO BOX 105117 ATLANTA GA 30348	1,231,656.711	50.02%	2.43%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
MERCER TRUST COMPANY TTEE FBO QUADION CORPORATION RETIREMENT INCOME PLAN ONE INVESTORS WAY MS N-2-E NORWOOD MA 02062	241,568.438	9.81%	0.48%
WELLS FARGO BANK NA ERIC R SEACREST PO BOX 1533 MINNEAPOLIS MN 55480-1533	196,108.525	7.96%	0.39%
FNB NOMINEE CO 614 PHILADELPHIA ST C/O FIRST COMMONWEALTH INDIANA PA 15701	143,146.245	5.81%	0.28%
MIDTRUSCO FBO VARIOUS RETIREMENT PLANS 5901 COLLEGE BOULEVARD SUITE 100 OVERLAND PARK KS 66211-1834	131,905.617	5.36%	0.26%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	123,272.464	5.01%	0.24%
Nationwide Small Cap Fund Institutional Service Class
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	902,431.810	57.23%	1.78%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	370,296.016	23.48%	0.73%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE OAKS PA 19456	121,655.315	7.72%	0.24%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	87,659.755	5.56%	0.17%
Nationwide Small Cap Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	512,497.631	93.67%	1.01%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Small Cap Growth Opportunities Fund Class A
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	18,565.973	42.88%	2.67%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	8,728.817	20.16%	1.26%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	5,869.198	13.56%	0.84%
CHRISTOPHER E BAGGINI TOD 7 ST DAVIDS RD RADNOR PA 19087	4,534.006	10.47%	0.65%
Nationwide Small Cap Growth Opportunities Fund Class B
JEFF SAUER SHARON SAUER JTWROS TOD 10252 NORTH RD OCEAN CITY MD 21842	249.562	37.31%	0.04%
KORANA KELLY ROLLOVER IRA 501 OAKWOOD DR ROCHESTER NY 14616	197.845	29.57%	0.03%
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	119.288	17.83%	0.02%
CLINTON J BONAR ROLLOVER IRA 17930 SOUTH RANGE RD BELOIT OH 44609	102.278	15.29%	0.01%
Nationwide Small Cap Growth Opportunities Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	41,739.800	75.88%	6.01%
FRANK W GREEN TOD PO BOX 488 SOUTH CHINA ME 04358	4,410.113	8.02%	0.63%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	3,310.053	6.02%	0.48%
Nationwide Small Cap Growth Opportunities Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	595,417.529	100.00%	85.72%
Nationwide Small Cap Growth Opportunities Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	119.084	100.00%	0.02%
Nationwide Small Cap Growth Opportunities Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	119.190	100.00%	0.02%
Nationwide Small Cap Leaders Fund Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	576,382.853	38.06%	14.92%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	228,162.459	15.07%	5.91%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	135,537.334	8.95%	3.51%
GPC SECURITIES, INC. 1201 PEACHTREE STREET 22ND FLOOR ATLANTA GA 30361	117,675.745	7.77%	3.05%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	78,833.132	5.21%	2.04%
Nationwide Small Cap Leaders Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	150,650.899	74.22%	3.90%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	25,787.247	12.70%	0.67%
Nationwide Small Cap Leaders Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	932,824.160	55.95%	24.15%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	247,724.041	14.86%	6.41%
Nationwide Small Cap Leaders Fund Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	389,988.936	99.95%	10.10%
Nationwide Small Cap Leaders Fund Institutional Service Class
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	19,332.249	94.51%	0.50%
Nationwide Small Cap Leaders Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	65,748.237	98.37%	1.70%
Nationwide Small Cap Value Fund Class A
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	9,244.723	31.35%	1.35%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	5,694.706	19.31%	0.83%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	4,639.570	15.74%	0.68%
MORGAN KEEGAN & COMPANY, INC. MORGAN KEEGAN TOWER 18TH FLOOR 50 FRONT STREET MEMPHIS TN 38103	3,611.717	12.25%	0.53%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	1,723.882	5.85%	0.25%
MAUREEN K TOWNLEY IRA 17 WATERFRONT ESTATES DR LANCASTER PA 17602	1,702.955	5.78%	0.25%
Nationwide Small Cap Value Fund Class B
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	6,141.458	68.89%	0.90%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,655.812	29.79%	0.39%
Nationwide Small Cap Value Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	19,994.629	40.11%	2.93%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	8,722.929	17.50%	1.28%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	8,443.407	16.94%	1.24%
RBC DAIN RAUSCHER INC. 111 S TEJON STREET SUITE 200 COLORADO SPRINGS CO 80903	5,371.274	10.77%	0.79%
RBC DAIN RAUSCHER INC. 111 S TEJON STREET SUITE 200 COLORADO SPRINGS CO 80903	4,103.493	8.23%	0.60%
RIDGE CLEARING & OUTSOURCING SOLUTIONS 55 WATER STREET 32ND FLOOR NEW YORK NY 10014	2,956.424	5.93%	0.43%
Nationwide Small Cap Value Fund Institutional Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	594,178.953	100.00%	87.04%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Small Cap Value Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	118.835	100.00%	0.02%
Nationwide Small Cap Value Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	118.112	100.00%	0.02%
Nationwide Tax-Free Income Fund Class A
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	129,544.232	13.41%	0.94%
Nationwide Tax-Free Income Fund Class B
DOUGLAS J LLEWELLYN TOD 43 PUTTING GREEN LN PENFIELD NY 14526-2548	24,547.636	36.87%	0.18%
LEOLA KISTLER TOD 1040 WOODSIDE DR FINDLAY OH 45840	9,451.190	14.19%	0.07%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	8,831.848	13.26%	0.06%
JUDITH A KOVACS TOD 115 FELDSPAR DR SYRACUSE NY 13219	5,377.570	8.08%	0.04%
JOSEPH H BLASS 315 S HICKORY ST APT #209 MOUNT CARMEL PA 17851	4,306.988	6.47%	0.03%
Nationwide Tax-Free Income Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	134,199.042	81.44%	0.97%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	18,976.284	11.52%	0.14%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Tax-Free Income Fund Class X
GARY R PLOSKINA TOD 10840 HUNTERS WOODS LN IRWIN PA 15642-1939	46,810.112	21.75%	0.34%
CYNTHIA A MOYER DEBORAH L COHEN JTWROS 1341 FOXWOOD DR MONROEVILLE PA 15146	17,401.931	8.08%	0.13%
AMELIA H CORNS SHIRLEY A MOONIS JTWROS BOX 192 SLICKVILLE PA 15684	15,842.748	7.36%	0.11%
BETTY A CONNER 6945 BLACK WALNUT ST ROANOKE VA 24019	13,787.004	6.41%	0.10%
Nationwide Tax-Free Income Fund Class Y
POLLY A HOPKINS TOD 4405 SYCAMORE DR HAMPSTEAD MD 21074-2311	3,581.868	29.84%	0.03%
YOLANDA S RHODES PO BOX 1375 BELLE GLADE FL 33430-6375	3,465.442	28.87%	0.03%
E JANE MOFFITT DONALD E MOFFITT JTWROS TOD 2200 ROAD 7 WEST LIBERTY OH 43357	2,852.106	23.76%	0.02%
EDNA A SCHREINER TOD GARY G EISENHART DEE ANN RUFFING-KENT 14180 E TWP RD 136 BELLEVUE OH 44811	939.745	7.83%	0.01%
BONNIE MCGALLIARD WILLIAM MCGALLIARD JTWROS TOD 625 CREAMERY RD TELFORD PA 18969	741.592	6.18%	0.01%
Nationwide Technology and Communications Fund Class A
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	221,269.537	27.06%	4.56%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	110,186.613	13.48%	2.27%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	93,925.424	11.49%	1.93%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	43,552.849	5.33%	0.90%
Nationwide Technology and Communications Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	97,979.701	57.53%	2.02%
RONALD H COYNE IRA PO BOX 603 TRAPPE MD 21673-0603	10,458.853	6.14%	0.22%
Nationwide Technology and Communications Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	69,692.667	70.08%	1.44%
UBS FINANCIAL SERVICES INC. 1000 HARBOR BLVD 8TH FL, COMPLIANCE DEPARTMENT WEEHAWKEN NJ 07086	12,092.532	12.16%	0.25%
RAYMOND JAMES FINANCIAL SERVICES, INC. 200 EAST RANDOLPH STREET 5TH FLOOR CHICAGO IL 60601	5,683.826	5.72%	0.12%
Nationwide Technology and Communications Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	2,953,022.160	78.37%	60.81%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	386,828.690	10.27%	7.97%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	212,390.971	5.64%	4.37%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	192,881.892	5.12%	3.97%
Nationwide Technology and Communications Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	318.066	100.00%	0.01%
Nationwide Technology and Communications Fund Class R
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	355.806	100.00%	0.01%
Nationwide U.S. Growth Leaders Fund Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,271,952.226	29.70%	18.41%
FIDELITY INVESTMENTS INSTITUTIONAL OPS CO FIIOC AS AGENT FOR ELIASSEN GROUP INC 100 MAGELLAN WAY KW1C COVINGTON KY 41015	1,026,523.071	13.42%	8.32%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	915,100.256	11.96%	7.42%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	812,159.516	10.62%	6.58%
NATIONWIDE INVESTMENT SERVICES CORP. C/O IPO PORTFOLIO ACCOUNTING ONE NATIONWIDE PLAZA COLUMBUS OH 43215	639,533.082	8.36%	5.18%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	417,202.699	5.45%	3.38%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide U.S. Growth Leaders Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	323,605.259	52.83%	2.62%
E*TRADE CLEARING LLC 135 E. 57TH STREET NEW YORK NY 10022	56,616.433	9.24%	0.46%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	45,679.390	7.46%	0.37%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	38,253.235	6.25%	0.31%
LPL FINANCIAL CORPORATION 1066 EAST MONTAGUE AVE NORTH CHARLESTON SC 29405	34,817.093	5.68%	0.28%
Nationwide U.S. Growth Leaders Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,577,288.433	75.44%	20.89%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	193,124.971	5.65%	1.57%
Nationwide U.S. Growth Leaders Fund Institutional Class
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	189,505.282	42.39%	1.54%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	148,200.621	33.15%	1.20%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	82,944.061	18.55%	0.67%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
PRUDENTIAL INVESTMENT MANAGEMENT SRVCS 3 GATEWAY CENTER 14TH FLOOR NEWARK NJ 07102	26,408.937	5.91%	0.21%
Nationwide U.S. Growth Leaders Fund Institutional Service Class
NATIONWIDE MUTUAL INSURANCE COMPANY 1 NATIONWIDE PLAZA 1-33-13 ATTN DARREN R COBLE COLUMBUS OH 43215-2220	47,824.525	100.00%	0.39%
Nationwide U.S. Growth Leaders Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	164,297.701	99.90%	1.33%
Nationwide U.S. Growth Leaders Long-Short Fund Class A
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,357,519.668	29.08%	17.39%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	1,909,071.886	23.55%	14.08%
PRUDENTIAL INVESTMENT MANAGEMENT SRVCS 3 GATEWAY CENTER 14TH FLOOR NEWARK NJ 07102	1,199,614.960	14.80%	8.85%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	721,379.162	8.90%	5.32%
Nationwide U.S. Growth Leaders Long-Short Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	179,292.729	80.34%	1.32%
FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN VA 23060	23,045.865	10.33%	0.17%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide U.S. Growth Leaders Long-Short Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	2,269,003.440	70.14%	16.74%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	361,709.588	11.18%	2.67%
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class
NATIONWIDE AM SPECIALTY ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	1,026,649.342	51.59%	7.57%
FIFTH THIRD BANK TTEE FBO AGT TR B F SCHLESS 12 65 O A C 01-0-1150309 P O BOX 3385 CINCINNATI OH 45263	256,742.951	12.90%	1.89%
NATIONWIDE AM MODERATE GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	235,557.967	11.84%	1.74%
NATIONWIDE AM MODERATE ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	220,029.734	11.06%	1.62%
US BANK TTEE AST LASSO FUND PO BOX 1787 MILWAUKEE WI 53201	127,513.723	6.41%	0.94%
NATIONWIDE AM GROWTH ASSET ALLOCATION FUND 3435 STELZER RD C/O MIKE LEONARD COLUMBUS OH 43219-6004	100,014.516	5.03%	0.74%
Nationwide U.S. Growth Leaders Long-Short Fund Class R
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	113.748	100.00%	0.00%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Worldwide Leaders Fund Class A
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET MS:SF101MONT-22-241 SAN FRANCISCO CA 94104	913,941.072	22.69%	15.78%
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	361,035.743	8.96%	6.23%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	340,281.023	8.45%	5.87%
PRUDENTIAL INVESTMENT MANAGEMENT SRVCS 3 GATEWAY CENTER 14TH FLOOR NEWARK NJ 07102	253,464.409	6.29%	4.38%
Nationwide Worldwide Leaders Fund Class B
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	67,185.314	46.24%	1.16%
A. G. EDWARDS & SONS, INC. A DIVISION OF WACHOVIA SECURITIES, LLC ONE NORTH JEFFERSON AVE. ST. LOUIS MO 63103	15,516.253	10.68%	0.27%
PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	12,226.307	8.42%	0.21%
Nationwide Worldwide Leaders Fund Class C
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	970,595.334	63.38%	16.76%
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER 5TH FLR NEW YORK NY 10281-1003	237,774.547	15.53%	4.11%
Nationwide Worldwide Leaders Fund Institutional Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	140.459	100.00%	0.00%

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the Class Held by the Shareholder	Percentage of the Fund Held by the Shareholder
Nationwide Worldwide Leaders Fund Institutional Service Class
NWD INVESTMENTS SEED ACCOUNT ATTN DANIEL BRZEZINSKI 1200 RIVER RD SUITE 1000 CONSHOHOCKEN PA 19428-2436	1,734.980	100.00%	0.03%
Nationwide Worldwide Leaders Fund Class R
MERRILL LYNCH, PIERCE, FENNER & SMITH OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246	84,639.033	97.69%	1.46%

Part B

ABERDEEN FUNDS

Aberdeen China Opportunities Fund

Aberdeen Developing Markets Fund

Aberdeen Global Financial Services Fund

Aberdeen Health Sciences Fund

Aberdeen Natural Resources Fund

Aberdeen Technology and Communications Fund

Aberdeen Global Utilities Fund

Aberdeen Hedged Core Equity Fund

Aberdeen International Equity Fund

Aberdeen Select Equity Fund

Aberdeen Market Neutral Fund

Aberdeen Select Mid Cap Growth Fund

Aberdeen Optimal Allocations Fund: Defensive

Aberdeen Optimal Allocations Fund: Growth

Aberdeen Optimal Allocations Fund: Moderate

Aberdeen Optimal Allocations Fund: Moderate Growth

Aberdeen Optimal Allocations Fund: Specialty

Aberdeen Small Cap Opportunities Fund

Aberdeen Small Cap Fund

Aberdeen Small Cap Growth Fund

Aberdeen Select Small Cap Fund

Aberdeen Small Cap Value Fund

Aberdeen Tax-Free Income Fund

Aberdeen Select Growth Fund

Aberdeen Equity Long-Short Fund

Aberdeen Select Worldwide Fund

Statement of Additional Information

March 14, 2008

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Nationwide Mutual Funds	Aberdeen Funds
Nationwide China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen China Opportunities Fund A, B, C, R Institutional Class Institutional Service Class

1

Nationwide Mutual Funds	Aberdeen Funds
Nationwide Emerging Markets Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Developing Markets Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Global Financial Services Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Health Sciences Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Natural Resources Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Technology and Communications Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Global Utilities Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Hedged Core Equity Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide International Growth Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen International Equity Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Equity Fund A, B, C, R Institutional Class Institutional Service Class

2

Nationwide Mutual Funds	Aberdeen Funds
Nationwide Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Market Neutral Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Mid Cap Growth Leaders Fund A, B, C, D, R Institutional Class Institutional Service Class	Aberdeen Select Mid Cap Growth Fund A, B, C, D, R Institutional Class Institutional Service Class
Nationwide Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Defensive A, B, C, R Institutional Class Institutional Service Class
Nationwide Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Growth A, B, C, R Institutional Class Institutional Service Class
Nationwide Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Moderate A, B, C, R Institutional Class Institutional Service Class
Nationwide Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Moderate Growth A, B, C, R Institutional Class Institutional Service Class
Nationwide Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class	Aberdeen Optimal Allocations Fund: Specialty A, B, C, R Institutional Class Institutional Service Class
Nationwide Small Cap Core Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Opportunities Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Small Cap Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Fund A, B, C, R Institutional Class Institutional Service Class

3

Nationwide Mutual Funds	Aberdeen Funds
Nationwide Small Cap Growth Opportunities Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Growth Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Small Cap Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Small Cap Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Small Cap Value Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Tax-Free Income Fund A, B, C, D, X, Y	Aberdeen Tax-Free Income Fund A, B, C, D, X, Y
Nationwide U.S. Growth Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Growth Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide U.S. Growth Leaders Long-Short Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Equity Long-Short Fund A, B, C, R Institutional Class Institutional Service Class
Nationwide Worldwide Leaders Fund A, B, C, R Institutional Class Institutional Service Class	Aberdeen Select Worldwide Fund A, B, C, R Institutional Class Institutional Service Class

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated March 14, 2008 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of Nationwide Mutual Funds that will be held on May 5, 2008.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Aberdeen Funds toll free at 1-866-667-9231.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Reorganization will occur in accordance with the terms of the Reorganization Agreement.

4

Table of Contents

Page
General Information	6
Incorporation by Reference	6
Pro Forma Financial Statements	8

5

General Information

This SAI and the Proxy Statement/Prospectus are related to the acquisition of all of the assets of each Nationwide Fund by its corresponding Aberdeen Fund and the assumption by that Aberdeen Fund of substantially all of the liabilities of the corresponding Nationwide Fund.  Such assets are proposed to be exchanged for Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class R Shares, Class X Shares, Class Y Shares, Institutional Class Shares and Institutional Service Class Shares, as the case may be, of the corresponding Aberdeen Fund having an aggregate value equal to the net asset value of the particular Nationwide Fund’s Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class R Shares, Class X Shares, Class Y Shares, Institutional Class Shares and Institutional Service Class Shares, on the Closing Date.  On the Closing Date, each corresponding Aberdeen Fund will distribute shares to each holder of the corresponding Nationwide Fund shares in an amount equal in value to the shareholder’s Nationwide Fund shares as of the last business day prior to the Closing Date and each Nationwide Fund completely liquidated (collectively, the “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

6

1.               Statement of Additional Information dated February 28, 2008, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund:  Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Specialty, Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund (previously filed on EDGAR, Accession No. 0001135428-08-000110).

2.               Statement of Additional Information dated February 28, 2008, with respect to Nationwide Small Cap Growth Opportunities Fund and Nationwide Small Cap Value Fund (previously filed on EDGAR, Accession No. 0001135428-08-000110).

3.               Statement of Additional Information dated February 28, 2008, with respect to Nationwide Hedged Core Equity Fund (previously filed on EDGAR, Accession No. 0001135428-08-000110).

4.               Statement of Additional Information dated February 28, 2008, with respect to Nationwide Market Neutral Fund and Nationwide Small Cap Core Fund (previously filed on EDGAR, Accession No. 0001135428-08-000110).

5.               The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund:  Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive and Nationwide Optimal Allocations Fund: Specialty (previously filed on EDGAR, Accession No. 0000893220-08-000016).  No other parts of the Annual Report are incorporated herein by reference.

6.               The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Global Health Sciences Fund, Nationwide Global Natural Resources Fund, Nationwide Global Technology and Communications Fund and Nationwide Global Utilities Fund (previously filed on EDGAR, Accession No. 0000893220-08-000016). No other parts of the Annual Report are incorporated herein by reference.

7

7.               The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Small Cap Core Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Value Fund, Nationwide Hedged Core Equity Fund and Nationwide Market Neutral Fund (previously filed on EDGAR, Accession No. 0000893220-08-000016).  No other parts of the Annual Report are incorporated herein by reference.

8.               The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund (previously filed on EDGAR, Accession No. 0000893220-08-000016).  No other parts of the Annual Report are incorporated herein by reference.

9.               Statement of Additional Information dated February 7, 2008 (as amended March 10, 2008) with respect to Aberdeen Select Equity Fund, Aberdeen Select Mid Cap Growth Fund, Aberdeen Select Small Cap Fund, Aberdeen Select Growth Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Hedged Core Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund: Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund, Aberdeen Small Cap Opportunities Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund and Aberdeen Tax-Free Income Fund (previously filed on EDGAR, Accession No. 0001421877-08-000035).

Pro Forma Financial Statements

Under the Reorganization Agreement, each Nationwide Fund is proposed to be reorganized into the Aberdeen Fund listed directly opposite such Fund in the table above.

Pro forma financial information has not been prepared for the reorganization of the above Nationwide Funds into the Aberdeen Funds because each Nationwide Fund will be reorganized into a corresponding newly organized Aberdeen Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Nationwide Fund.

8

PART C: OTHER INFORMATION

Item 15.                                                    Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.  To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.  No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC;  (b) Gartmore Global Partners; (c) Security Investors, LLC; (d) NorthPointe Capital LLC; (e) Aberdeen Asset

Management Asia Limited and (f) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 7 of the Distribution Agreement between the Registrant and Foreside Fund Services, LLC; (5) Section 10(a) and (b) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by references to Items 16(6)(a), (6)(b), (6)(c), (6)(d), (6)(e), (6)(f), (6)(g), (7)(a), (7)(b), (9), (13)(a), and (13)(b).

Item 16.                                                    Exhibits

1.                                       (a) Amended and Restated Agreement and Declaration of Trust of Registrant is filed herewith with as Exhibit 99.1.a.

(b) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to Exhibit No. EX-99.a.2. of the Registrant’s initial Registration Statement on Form N-1A (Accession No. 0001137439-07-000471) (the “Initial Registration Statement.”)

2.                                       Amended and Restated By-Laws of Registrant are incorporated by reference to Exhibit No. EX-99.b. of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001386893-08-000026) (Pre-Effective Amendment No.1).

3.                                       Not Applicable.

4.                                       Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus and incorporated herein by reference.

5.                                       (a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust filed herewith as Exhibit 99.1.a.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws incorporated by reference to Exhibit No. EX-99.b. of Pre-Effective Amendment No. 1.

6.                                       (a) Form of Investment Advisory Agreement between Registrant and Aberdeen Asset Management Inc. (“AAMI”) is incorporated by reference to Exhibit No. EX-99.d.1. of Pre-Effective Amendment No. 1.

(b) Form of Subadvisory Agreement between AAMI and Gartmore Global Partners is incorporated by reference to Exhibit No. EX-99.d.2. of Pre-Effective Amendment No. 1.

2

(c) Form of Subadvisory Agreement between AAMI and NorthPointe Capital LLC is incorporated by reference to Exhibit No. EX-99.d.3. of Pre-Effective Amendment No. 1.

(d) Form of Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit No. EX-99.d.4. of Pre-Effective Amendment No. 1.

(e) Form of Subadvisory Agreement between AAMI and Security Investors, LLC is incorporated by reference to Exhibit No. EX-99.d.5. of Pre-Effective Amendment No. 1.

(f) Form of Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit No. EX-99.d.6. of Pre-Effective Amendment No. 1.

(g) Form of Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit No. EX-99.d.7. of Pre-Effective Amendment No. 1.

7.                                       (a) Form of Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit No. EX-99.e.1. of Pre-Effective Amendment No. 1.

(b) Form of Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit No. EX-99.e.2. of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Accession No. 0001137439-08-000064).

8.                                       Not Applicable.

9.                                       Form of Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit No. EX-99.g. of Pre-Effective Amendment No. 1.

10.                                 (a) Form of Distribution Plan is incorporated by reference to Exhibit No. EX-99.m. of Pre-Effective Amendment No. 1.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit No. EX-99.e.2. of Pre-Effective Amendment No. 1.

(c) Form of Rule 18f-3 Plan is incorporated by reference to Exhibit No. EX-99.n. of Pre-Effective Amendment No. 1.

11.                                 Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit No. EX-99.11 of the Initial Registration Statement on Form N-14 (Accession No. 0001104659-08-008599) (the “Initial Registration Statement on Form N-14”).

3

12.                                 Form of Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit No. EX-99.12 of the Initial Registration Statement on Form N-14. Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

13.                                 (a) Form of Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.h.1. of Pre-Effective Amendment No. 1.

(b) Form of Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit No. EX-99.h.2. of Pre-Effective Amendment No. 1.

(c) Form of Sub-Administration Agreement between AAMI and Citi Fund Services Ohio Inc. is incorporated by reference to Exhibit No. EX-99.h.3. of Pre-Effective Amendment No. 1.

(d) Form of Administrative Services Plan is incorporated by reference to Exhibit No. EX-99.h.4. of Pre-Effective Amendment No. 1.

(e) Form of Servicing Agreement is incorporated by reference to Exhibit No. EX-99.h.5. of Pre-Effective Amendment No. 1.

(f) Form of Expense Limitation Agreement is incorporated by reference to Exhibit No. EX-99.h.6. of Pre-Effective Amendment No. 1.

14.                                 Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit No. EX-99.14.

15.                                 Not Applicable.

16.                                 (a) Powers of Attorney are incorporated by reference to Exhibit No. EX-99.16.a. of the Initial Registration Statement on Form N-14.

(b) Certificate of Secretary is incorporated by reference to Exhibit No. EX-99.16.b. of the Initial Registration Statement on Form N-14.

17.                                 (a) Proxy Card is filed herewith as Exhibit No. EX-99.17.a.

(b) Nationwide International Series Prospectus dated February 28, 2008 with respect to Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund and Nationwide International Growth Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(c) Nationwide Sector Series Prospectus dated February 28, 2008 with respect to Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund and Nationwide

4

Global Utilities Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(d) Nationwide Concept Series Prospectus dated February 28, 2008 with respect to Nationwide Hedged Core Equity Fund, Nationwide Market Neutral Fund and Nationwide U.S. Growth Leaders Long-Short Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(e) Nationwide Leadership Series Prospectus dated February 28, 2008 with respect to Nationwide Mid Cap Growth Leaders Fund, Nationwide Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(f) Nationwide Optimal Allocations Series Prospectus dated February 28, 2008 with respect to Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund:  Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Specialty is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000110.

(g) Nationwide Core Equity Series Prospectus dated February 28, 2008 with respect to Nationwide Small Cap Fund, Nationwide Small Cap Core Fund, Nationwide Small Cap Growth Opportunities Fund and Nationwide Small Cap Value Fund is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(h) Nationwide Core Fixed Income Series Prospectus dated February 28, 2008 with respect to Nationwide Tax-Free Income Fund Class X and Y shares, is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(i) Nationwide Core Fixed Income Series Prospectus dated February 28, 2008 with respect to Nationwide Tax-Free Income Fund Class A, B, C, and D shares, is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000110.

(j) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund:  Moderate Growth, Nationwide Optimal Allocations Fund: Moderate.

5

Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Specialty, Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(k) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Small Cap Growth Opportunities Fund and Nationwide Small Cap Value Fund  is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(l) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Hedged Core Equity Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(m) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Market Neutral Fund and Nationwide Small Cap Core Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(n) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund:  Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive and Nationwide Optimal Allocations Fund: Specialty are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(o) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Global Health Sciences Fund, Nationwide Global Natural Resources Fund, Nationwide Global Technology and Communications Fund and Nationwide Global Utilities Fund are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(p) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to

6

Nationwide Small Cap Core Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Value Fund, Nationwide Hedged Core Equity Fund and Nationwide Market Neutral Fund are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(q) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund are incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0000893220-08-000016.

7

(r) Aberdeen Funds Prospectus dated February 7, 2008 (as amended March 10, 2008) with respect to Aberdeen Select Equity Fund, Aberdeen Select Mid Cap Growth Fund, Aberdeen Select Small Cap Fund, Aberdeen Select Growth Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Hedged Core Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund: Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund, Aberdeen Small Cap Opportunities Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund and Aberdeen Tax-Free Income Fund is incorporated by reference to the Prospectus previously filed on EDGAR, Accession No. 0001421877-08-000035.

(s) Statement of Additional Information dated February 7, 2008 (as amended March 10, 2008) with respect to Aberdeen Select Equity Fund, Aberdeen Select Mid Cap Growth Fund, Aberdeen Select Small Cap Fund, Aberdeen Select Growth Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Hedged Core Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund:

8

Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund, Aberdeen Small Cap Opportunities Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund and Aberdeen Tax-Free Income Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001421877-08-000035.

Item 17.                 Undertakings

(1)          The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)          The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

9

SIGNATURES

As required by the Securities Act of 1933, as amended, (the “Securities Act”), this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 13th day of March, 2008. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act.

Aberdeen Funds
Registrant

By:	Vincent Esposito(1)
Vincent Esposito
President of Aberdeen Funds

As required by the Securities Act, this registration statement has been signed by the following persons in the capacities indicated on the 13th day of March, 2008.

Name	Title	Date

Gary Bartlett(1)	Trustee	March 13, 2008
Gary Bartlett

Vincent Esposito(1)	President and Chief Executive Officer	March 13, 2008
Vincent Esposito

Joseph Malone(1)	Treasurer, Chief Financial Officer	March 13, 2008
Joseph Malone	And Principal Accounting Officer

P. Gerald Malone(1)	Chairman of the Board	March 13, 2008
P. Gerald Malone

Richard H. McCoy(1)	Trustee	March 13, 2008
Richard H. McCoy

Peter D. Sacks(1)	Trustee	March 13, 2008
Peter D. Sacks

John T. Sheehy(1)	Trustee	March 13, 2008
John T. Sheehy

(1)                                  Pursuant to a power of attorney incorporated herein by reference.

10

Name	Title	Date

Warren C. Smith(1)	Trustee	March 13, 2008
Warren C. Smith

Jack Solan(1)	Trustee	March 13, 2008
Jack Solan

Martin Gilbert(1)	Trustee	March 13, 2008
Martin Gilbert

By:	/s/ Jennifer Nichols
Jennifer Nichols
Attorney In Fact

(1)                                  Pursuant to a power of attorney incorporated herein by reference.

11

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.

Amended and Restated Declaration of Trust	EX-99.1.a.

Consent of PricewaterhouseCoopers LLP	EX-99.14.

Form of Proxy Card	EX-99.17.a.

12